united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08542

The Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Stuart M Strauss, Esq. Dechert LLP

1095 Avenue of the Americas, New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 8/31

Date of reporting period: 2/28/22

Refile to correct errors in notes and financial highlights.

Item 1. Reports to Stockholders.

Class I Shares

SEMI-ANNUAL REPORT
As Of February 28, 2022

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS
AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

TABLE OF CONTENTS

Chairman’s Letter	Page 1
Investment Review	Page 5
Schedules of Investments	Page 38
Statements of Assets and Liabilities	Page 77
Statements of Operations	Page 81
Statements of Changes in Net Assets	Page 85
Notes to Financials	Page 91
Financial Highlights	Page 112
Supplemental Information	Page 121
Privacy Notice	Page 125

TRUSTEES AND OFFICERS

Bruce E. Ventimiglia	Trustee, Chairman, President & CEO
Patrick H. McCollough	Trustee
Udo W. Koopmann	Trustee
Floyd E. Seal	Trustee
Stephen H. Hamrick	Trustee
Stephen Ventimiglia	Vice President & Secretary
Jonathan W. Ventimiglia	Vice President, Assistant Secretary, Treasurer & Chief Financial Officer
Frederick C. Teufel, Jr	Chief Compliance Officer
Timothy J. Burdick	Assistant Secretary
Aaron J. Smith	Assistant Treasurer
Richard S. Gleason	Assistant Treasurer

Investment Manager	Distributor
Saratoga Capital Management, LLC	Northern Lights Distributors, LLC
1616 N. Litchfield Rd., Suite 165	4221 N 203rd Street, Suite 100
Goodyear, Arizona 85395	Elkhorn, Nebraska 68022

Transfer & Shareholder Servicing Agent	Custodian
Ultimus Fund Solutions, LLC	BNY Mellon Corp.
4221 N 203rd Street, Suite 100	225 Liberty Street
Elkhorn, Nebraska 68022	New York, New York 10286

Administrator & Fund Accounting Agent	Custody Administrator
Ultimus Fund Solutions, LLC	Ultimus Fund Solutions, LLC
4221 N 203rd Street, Suite 100	4221 N 203rd Street, Suite 100
Elkhorn, Nebraska 68022	Elkhorn, Nebraska 68022

THE SARATOGA ADVANTAGE TRUST

Semi-Annual Report to Shareholders

April 17, 2022

Dear Shareholder:

We are pleased to provide you with this semi -annual report on the investment strategies and performance of the portfolios in the Saratoga Advantage Trust (the “Trust”). This report covers the six months from September 1, 2021 through February 28, 2022.

We believe that successful investing requires discipline and patience. Try to stay focused on your long-term investment goals. Don’t let short-term stock and bond market fluctuations or investment manias change your long-term investment strategy. The Saratoga Advantage Trust’s portfolios are managed by some of the world’s leading institutional investment advisory firms. Combining the strength of the Trust’s performance with a well-designed asset allocation plan can help you to achieve your long-term investment goals.

ECONOMIC OVERVIEW

As measured by Real Gross Domestic Product (GDP), the value of the production of goods and services in the United States advanced by an annualized growth rate (AGR) of 6.9% during the fourth quarter of 2021, up from the 2.3% AGR during the third quarter of 2021. The economy has posted steady growth during its recovery from the pandemic-related recession. However, while growth continues its steady pace, so too does inflation. We wrote last quarter that supply chain problems were likely causing transitory inflation while wage growth was probably causing sticky inflation; both of those trends look to be abating slightly, as supply chains come back on-line and wage growth trails inflation. Likewise, job openings data is beginning to tighten as labor force participation grows. While said labor force participation growth has been slow, we believe demographic trends are presenting more of a headwind than the economic environment writ large.

Personal Consumption Expenditures gained over 2% during the quarter. Durable goods was a large component of that growth, usually a good sign for the strength of the current economy. Services was up 3.25%, building on a solid base from the previous two quarters of near-double-digit growth. After trailing Goods growth significantly in the first half of 2021, Services have taken a leadership role, though Goods growth still well outpaced that of Services for the full year. The Services sector (nearly 45% of GDP) coming back is another sign that the current economic expansion is, in some ways, finding its footing. For the economy to emerge into the next stage of the growth cycle, the Services portion of GDP will need to continue to expand steadily. Gross Private Domestic Investment has risen double digits for two consecutive quarters. Where were these investments taking place? Fixed investment for Non-Residential is comprised of Structures, Equipment, and Intellectual Property Products. While Structures

investment lagged, Intellectual Property was up nearly 9% for the quarter; investments of this type frequently signal a maturing economic cycle.

Monetary Policy: The Federal Reserve has started its tapering program. The Fed balance sheet reached roughly $ 8.9 trillion at the end of March 2022. Over the past year, total assets on the Fed balance sheet are up 16% y-o-y, down from a high of 78% y-o-y in August of 2020. As of February, the monetary base grew 10.9% y-o-y, down from a cycle high of 57.7%. Focusing in more closely, the monetary base is down 1.05% this month, and down 4.5% over the past six months. The monetary base dropping will put downward pressure on inflation, however that effect can take significant time. Within the monetary base, we see the Fed is manipulating policy significantly via currency in circulation (CiC). CiC hit pandemic-high growth rate of 17% y-o-y in 2020; that figure has now settled down to 6.7% y-o-y. For context, CiC’s mean historical y-o-y growth rate is roughly 7%. M2, one of the most widely used monetary figures, is also down significantly from 22% y-o-y growth in February 2021 to 11% y-o-y currently, though this rate is still above its long term mean of 7.1% y-o-y.

While the Fed is pulling back on their accommodation, they are still supporting liquidity via their monetary policy. As we wrote about in previous commentaries, the Fed’s creation of monetary inflation is a very reliable predictor of future interest rate changes.

Interest Rates: The Federal Funds rate and short-term interest rates usually respond rapidly to inflationary trends. Intermediate-term and long-term rates are sensitive to inflation as well, however they generally react more aggressively to broad economic trends, especially those of significant magnitude. Most recently, both inflation and GDP have moved up rapidly. As of our last report, rates had been reacting somewhat counterintuitively, however that has changed recently. One- and two-year treasuries, which had been mostly rangebound through last summer, have moved up sharply since fall 2021. Three-month treasuries were in a slight downtrend through last summer and hadn’t moved up significantly since; however, year to date these short-term issues have put in an extreme uptrend. We wrote last quarter that interest rate performance suggests the economy might not be as strong as it has looked in recent reports, and that seemed to be confirmed by a lower GDP environment.

Regarding long-term corporate bonds, the quality spread as measured by Baa bonds minus Aaa bonds is moving up. The quality spread has historically been a good predictor of confidence in the corporate bond market and helps us establish a baseline expectation for corporate earnings. The quality spread approached a long-term low of 0.65 during June 2021 but has more recently moved up to 0.89 in March 2022. While downtrends in this metric are generally a good sign for corporate earnings, at a certain point, consistently low spreads may represent overexuberance and seeing the quality spread normalize under 1.0 is generally encouraging.

Equity Valuations: As of March 31, 2022, the S&P 500 index was at 4,530. Our proprietary valuation work suggests support for the S&P 500 at roughly 4,239. Short-term and intermediate-term earnings projections look solid. Currently, earnings forecasts continue to be beat projections and future earnings expectations are increasing. That being said, we believe PE levels may stay below their modern historical (1990 to present) mean of roughly 24.9 as inflation and intermediate-to-long-term interest rates are presenting a headwind to valuations.

To create a range of equity market outcomes, we use a valuation tool which we refer to as our Proper PE Valuation™ tool. Among other things, this analysis provides us with a set of ranges above and below which we consider the S&P 500 overvalued or undervalued, respectively. Our proprietary valuation work currently sets an appropriate S&P 500 PE from 20.5 to 22. This produces a fair value range of 4,244 to 4,554 over the next 6 months. Earnings growth is supporting our target range even while our valuation work has reduced PE projections from our last report.

Inflation: The Saratoga Economic Strength Monitor™ (ESM) has typically trended with, or in advance of, CPI and Fed activity. In April 2020, ESM hit a cycle low of zero a month before CPI bottomed. After bottoming-out, ESM marched steadily to a cycle high of 79.91 in June 2021 and remains elevated; generally, when this metric has increased by thirty points from a low, higher inflation follows and the Fed becomes less accommodative. Two of the ESM’s components suggested that this inflationary trend was likely as early as May of 2021: our Total Manufacturing Orders to Shipments ratio and Weekly Unemployment Claims have historically had a very strong correlation to inflation, and both ESM components topped-out in May last year. The full ESM metric followed the next month with a reading suggesting that it was time for the Fed to remove accommodation.

Our Commodity Inflation Forecaster™ (CIF) is an index built of a basket of commodities that normally leads trends in CPI by several months. CIF has a range of -80 to +80. During June 2019, CIF produced a cycle low at -55, from which it moved up to a cycle high in April 2021 of +70. November saw the index fall all the way to +10, while it has more recently stabilized around +35 as of March 2022. This historical CIF data suggests that the trend in inflation should continue to stay stable. While inflation is high, it must be noted that historically when inflation has moved over 5% it has generally then gapped higher to double-digits relatively quickly. While CPI over 8% y-o-y certainly isn’t ideal, underlying data suggests it may not “run away” the way it did in the mid-1970s and early 1980s.

COMPARING THE PORTFOLIOS’ PERFORMANCE TO BENCHMARKS

When reviewing the performance of the portfolios against their benchmarks, it is important to note that the Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available. Each Saratoga portfolio was formed to represent an asset class, and each portfolio’s institutional money manager was selected based on their ability to manage money within that class.

Therefore, the Saratoga portfolios can help investors to properly implement their asset allocation decisions and keep their investments within the risk parameters that they establish with their investment consultants. Without the intended asset class consistency of the Saratoga portfolios, even the most carefully crafted allocation strategy could be negated. Furthermore, the benchmarks do not necessarily provide precise standards against which to measure the portfolios, in that the characteristics of the benchmarks can vary widely at different points in time from the Saratoga portfolios (e.g., characteristics such as: average market capitalizations, price-to-earnings and price-to-book ratios, bond quality ratings and maturities, etc.). In addition, the benchmarks can potentially have a survivor bias built into them (i.e., the performance of only funds that are still in existence may remain part of the benchmark’s performance while funds that do not exist anymore may be removed from the benchmark’s performance).

ELECTRONIC DELIVERY AVAILABLE

This report can be delivered to you electronically. Electronic delivery can help simplify your record keeping. With electronic delivery you’ll receive an email with a link to your Saratoga Advantage Trust quarterly statement, daily confirmations and/or semi-annual and annual reports each time one is available. You have the ability to choose which items you want delivered electronically. Choose one item or all items. It’s up to you. Please call our Customer Service Department toll-free at 1-888-672-4839 for instructions on how to establish electronic delivery.

AUTOMATED ACCOUNT UPDATES

I am pleased to inform you that you can get automated updates on your investments in the Saratoga Advantage Trust 24 hours a day, everyday, by calling toll-free 1-888-672-4839. For additional information about the Trust, please call your financial advisor, visit our website at www.saratogacap.com or call 1-800-807-FUND.

Finally, following you will find specific information on the investment strategy and performance of the Trust’s portfolios. Please speak with your financial advisor if you have any questions about your investment in the Saratoga Advantage Trust or your allocation of assets among the Trust’s portfolios.

We remain dedicated to serving your investment needs.

Thank you for investing with us.

Best wishes,

Bruce E. Ventimiglia

Chairman, President and

Chief Executive Officer

Investors should consider the investment objectives, risks, charges and expenses of the Saratoga Funds carefully. This and other information about the Saratoga Funds is contained in your prospectus, which should be read carefully. To obtain an additional copy of the prospectus, please call (800) 807-FUND. Past performance is not indicative of future results. Investments in stocks, bonds and mutual funds are not guaranteed and the principal value and investment return can fluctuate. Consequently, investors may receive back less than invested.

The S&P 500 is an unmanaged, capitalization-weighted index. It is not possible to invest directly in the S&P 500.

The security holdings discussed may not be representative of the Funds’ current or future investments. Portfolio holdings are subject to change and should not be considered to be investment advice. Any statements not of a factual nature constitute opinions which are subject to change without notice. Information contained herein was obtained from recognized statistical services and other sources believed to be reliable and we therefore cannot make any representation as to its completeness or accuracy. The Funds of the Saratoga Advantage Trust are distributed by Northern Lights Distributors, LLC, member FINRA/SIPC. 5461-NLD-05032022

INVESTMENT REVIEW

LARGE CAPITALIZATION VALUE PORTFOLIO

Advised by: M.D. Sass Investor Services, Inc., New York, New York

Objective: The Portfolio seeks total return consisting of capital appreciation and dividend income.

Total Aggregate Return for the Period Ended February 28, 2022
		Class I
Inception:	9/1/94 — 2/28/22*	7.23%
Ten Year:	3/1/12 — 2/28/22*	11.35%
Five Year:	3/1/17 — 2/28/22*	11.03%
One Year:	3/1/21 — 2/28/22	17.44%
Six Months:	9/1/21 — 2/28/22	3.81%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2021, is 1.34%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

In determining which securities to buy, hold or sell, the Portfolio’s Adviser focuses its investment selection on finding high quality companies with compelling valuations, measurable catalysts to unlock value and above-average long-term earnings growth potential. In general, the Adviser looks for companies that have value -added product lines to help preserve pricing power, a strong history of free cash flow generation, strong balance sheets, competent management with no record of misleading shareholders, and financially sound customers. Independent research is used to produce estimates for future earnings, which are inputs into the Adviser’s proprietary valuation model. The Adviser focuses its investments where it has a differentiated view and there exists, in its view, significant price appreciation potential to its estimate of the stocks’ intrinsic value.

PORTFOLIO ADVISER COMMENTARY

The Saratoga Large Cap Value Portfolio posted solid relative performance during the period. The stock market continues to be choppy, as markets digest the implications of the Russia/Ukraine war, elevated inflation, and rising interest rates, paired against a more positive consumer spending environment post-COVID lockdowns. With large divergences in performance amongst different stocks and sectors we believe this could be a good environment for superior stock selection to stand out.

During the period, the portfolio’s top contributor was an underfollowed company, Walker & Dunlop (4.59%). The company continues to benefit from a favorable backdrop for multi-family lending, meanwhile the recent acquisition should further diversify the business and be accretive for multiple years. Raytheon Technologies (4.56%) was our second-best performer, as it benefitted from a recovery in air traffic demand post-COVID, as well as the increase in government spending on defense systems. We believe there is potential for continued upside in the position, as demand for missile systems has accelerated with the Russian war in Ukraine, forcing the Department of Defense and other NATO allies to increase defense budgets.

The main detractors from performance in the period were Alibaba Group (0.00%) and NRG Energy (0.00%). Alibaba’s performance was impacted by unprecedented regulatory tightening in China and a negative impact on overall consumer demand in the region; we sold the position. NRG Energy gave an outlook that was lower than expectations as supply chain impacts will weigh on company margins in 2022.

We initiated positions in the following stocks that we believe have strong, long-term fundamental outlooks: Quanta Services (5.10%), API Group (6.02%), Brunswick (3.47%), ON Semiconductor (5.39%), Jazz Pharmaceuticals (3.71%), Chemed (4.09%), Vertex Pharmaceuticals (4.71%), Interactive Brokers (3.26%), and Corteva (2.53%).

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/22. The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

LARGE CAPITALIZATION VALUE PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

Company	% of Net Assets
Crown Holdings, Inc.	7.0%
Qorvo, Inc.	6.2%
API Group Corporation	6.0%
ON Semiconductor Corporation	5.4%
Quanta Services, Inc.	5.1%
CACI International, Inc.	5.1%
Alphabet, Inc.	4.8%
AmerisourceBergen Corporation	4.8%
Vertex Pharmaceuticals, Inc.	4.7%
Walker & Dunlop, Inc.	4.6%

*	Based on total net assets as of February 28, 2022.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

LARGE CAPITALIZATION GROWTH PORTFOLIO

Advised by: Smith Group Asset Management, Dallas, Texas

Objective: The Portfolio seeks capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2022
		Class I
Inception:	9/1/94 – 2/28/22*	9.35%
Ten Year:	3/1/12 – 2/28/22*	16.15%
Five Year:	3/1/17 – 2/28/22*	17.93%
One Year:	3/1/21 – 2/28/22	13.67%
Six Months:	9/1/21 – 2/28/22	(7.79)%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2021, is 1.34%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio’s Adviser employs quantitative and qualitative analysis that seeks to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser’s selection process consists of three steps. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

PORTFOLIO ADVISOR COMMENTARY

The six months ending February 28, 2022, was a tale of two markets. The final four months of 2021 ended with the Large Cap Growth sector up over 5%; the first two months of 2022, however, wiped out these gains, as the sector dropped double digits. Given the strength of the economy and rising inflationary pressures in 2021, neither the year-end rally nor the beginning of year sell-off were entirely unexpected. Many investors seemed ready to position their portfolios for higher interest rates and the commensurate demand destruction needed to take the edge off rising inflation. What it seems likely investors were not expecting was the invasion of a sovereign country by its nuclear- armed neighbor. Although it is still too early to predict how the war will play out, we have attempted to assess the supply chain and revenue exposure of portfolio holdings to European markets. The portfolio’s domestic orientation somewhat shields it from the atrocities taking place in Ukraine.

The largest contributor to portfolio performance from a sector perspective was Communication Services led by Nexstar Media Group (1.86%), a television broadcasting and digital media company. Nexstar’s core advertising business continues to improve with automotive and political advertising potentially leading the company towards additional earnings and cash flow gains. Overall performance in the Consumer Discretionary sector was also helped, in part, by Lowe’s Corporation (0.00%) which continues to benefit from home improvement and construction spending. A small active weight to Moderna (0.79%) hurt performance as investors weighed the future of the company in what they hope will be a post-COVID world. Despite reporting results ahead of expectations and reaffirming long term growth targets, investors sold shares of Agilent (1.78%) after assumptions the company might simply be a pandemic beneficiary.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/22. The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

LARGE CAPITALIZATION GROWTH PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Apple, Inc.	9.9%
Microsoft Corporation	8.7%
Alphabet, Inc.	5.9%
Amazon.com, Inc.	4.6%
Costco Wholesale Corporation	3.2%
Home Depot, Inc. (The)	3.0%
Tesla, Inc.	2.8%
Accenture plc	2.7%
NVIDIA Corporation	2.6%
United Parcel Service Inc.	2.4%

*	Based on total net assets as of February 28, 2022.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

MID CAPITALIZATION PORTFOLIO

Advised by: Vaughn Nelson Investment Management, L.P., Houston, Texas

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2022
		Class I
Inception:	1/7/03 – 2/28/22*	9.58%
Ten Year:	3/1/12 – 2/28/22*	10.02%
Five Year:	3/1/17 – 2/28/22*	8.60%
One Year:	3/1/21 – 2/28/22	11.42%
Six Months:	9/1/21 – 2/28/22	(1.54)%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2021, is 1.64%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio invests in securities of companies that are believed by the Adviser to be undervalued, thereby offering above-average potential for capital appreciation. The Portfolio may also invest in equity securities of foreign companies. The Adviser invests in medium capitalization companies with a focus on total return using a bottom-up value oriented investment process. The Adviser seeks companies with the following characteristics, although not all of the companies it selects will have these attributes: (i) companies earning a positive economic margin with stable-to-improving returns; (ii) companies valued at a discount to their asset value; and (iii) companies with an attractive dividend yield and minimal basis risk. In selecting investments, the Adviser generally employs the following strategy: (i) value- driven investment philosophy that selects stocks selling at attractive values based upon business fundamentals, economic margin analysis, discounted cash flow models and historical valuation multiples. The Adviser reviews companies that it believes are out-of-favor or misunderstood; (ii) use of value-driven screens to create a research universe of companies with market capitalizations of at least $1 billion; and (iii) use of fundamental and risk analysis to construct a portfolio of securities that the Adviser believes has an attractive return potential.

PORTFOLIO ADVISOR COMMENTARY

US equity markets continued to be led by larger capitalization stocks in the fourth quarter of 2021. International equity markets also rose modestly. With rising inflationary pressures becoming a political issue, the US Federal Reserve began reducing their Quantitative Easing purchases and provided forward guidance that interest rate increases are on the horizon. We believe inflationary pressures may have peaked in the US and emerging markets, but may continue to rise in Europe. Although upward pressure on inflation looks to be easing, inflation remains at elevated levels and may limit monetary policy support going forward.

Economic growth continues to slow, and we expect supporting data to become visible as we exit the first quarter and through the second quarter of 2022. As monetary policy becomes incrementally more restrictive it is important for inflationary pressures to ease faster than economic growth if real growth is to remain supportive of equity markets. Should economic growth slow faster than inflationary pressures earnings estimates and equity valuations may come under pressure in the first half of 2022.

For the period, the portfolio posted solid relative performance, primarily due to stock selection. Selection within Consumer Services, Consumer Discretionary, Information Technology, Energy, Financials, Consumer Staples, Industrials and an overweight to Utilities and Materials added to relative performance. An overweight to Health Care and an underweight to Real Estate detracted from relative performance.

The portfolio is overweight Utilities, Health Care, Financials, Materials, Consumer Staples, and Energy while underweight Real Estate, Information Technology, Consumer Discretionary, Industrials, and Communication Services.

INVESTMENT REVIEW

MID CAPITALIZATION PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

Company	% of Net Assets
Motorola Solutions, Inc.	4.1%
Performance Food Group Company	4.0%
Skechers USA, Inc.	3.8%
Elanco Animal Health, Inc.	3.5%
Pioneer Natural Resources Company	3.4%
Nexstar Media Group, Inc.	3.4%
Crown Holdings, Inc.	2.9%
Avantor, Inc.	2.8%
Sotera Health Company	2.6%
Leslie’s, Inc.	2.6%

*	Based on total net assets as of February 28, 2022.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

SMALL CAPITALIZATION PORTFOLIO

Advised by: Zacks Investment Management, Inc., Chicago, Illinois

Objective: The Portfolio seeks maximum capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2022
		Class I
Inception:	9/1/94 – 2/28/22*	9.11%
Ten Year:	3/1/12 – 2/28/22*	9.67%
Five Year:	3/1/17 – 2/28/22*	11.57%
One Year:	3/1/21 – 2/28/22	6.88%
Six Months:	9/1/21 – 2/28/22	(0.02)%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2021, is 1.70%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

In selecting securities for the Portfolio, the Adviser begins with a screening process that seeks to identify growing companies whose stocks sell at discounted price-to-earnings and price-to- cash flow multiples. The Adviser also attempts to discern situations where intrinsic asset values are not widely recognized. The Adviser favors such higher-quality companies that generate strong cash flow, provide above-average free cash flow yields and maintain sound balance sheets. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. While the Adviser employs a disciplined “bottom -up” approach that attempts to identify undervalued stocks, it nonetheless is sensitive to emerging secular trends. The Adviser does not, however, rely on macroeconomic forecasts in its stock selection efforts and prefers to remain fully invested.

PORTFOLIO ADVISOR COMMENTARY

During the period, small caps as an asset class underperformed mid caps and large caps. The period was notable for persistently high levels of inflation, the Federal Reserve’s acceptance that inflation has become more than transitory, and their willingness to start tackling the inflation problem by removing the accommodation.

In the small cap space, the Utilities, Industrials, Consumer Staples, and Financials sectors outperformed. Health Care, Consumer Discretionary, and Energy underperformed. The portfolio’s overweight to Industrials and underweight to Health Care helped relative performance, while an overweight to Consumer Discretionary and Energy and underweight to Financials hurt relative performance.

INVESTMENT REVIEW

SMALL CAPITALIZATION PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Builders FirstSource, Inc.	2.2%
MP Materials Corporation	2.1%
Magnolia Oil & Gas Corporation	2.1%
WESCO International, Inc.	2.1%
Chesapeake Energy Corporation	2.0%
Matador Resources Company	1.9%
Mueller Industries, Inc.	1.9%
Herc Holdings, Inc.	1.7%
Boot Barn Holdings, Inc.	1.6%
Moelis & Company	1.6%

*	Based on total net assets as of February 28, 2022.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

INTERNATIONAL EQUITY PORTFOLIO

Advised by: Smith Group Asset Management, Dallas, Texas

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2022
		Class I
Inception:	9/1/94 – 2/28/22*	1.76%
Ten Year:	3/1/12 – 2/28/22*	2.47%
Five Year:	3/1/17 – 2/28/22*	4.61%
One Year:	3/1/21 – 2/28/22	3.45%
Six Months:	9/1/21 – 2/28/22	(3.89)%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2021, is 2.47%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Adviser seeks to purchase reasonably valued stocks it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser utilizes a three step process in stock selection. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. A stock is sold when it no longer meets the Adviser’s criteria.

PORTFOLIO ADVISOR COMMENTARY

The six-months ended February 28, 2022 saw non-US equity markets fall, with developed markets outpacing emerging markets. The Saratoga International Equity Portfolio fell, but performed well on a relative basis.

The global economic discussion at present revolves around inflation, central bank tightening, and the impact of war in Europe. Supply has been unable to match veracious demand leading to inflationary pressures. Central bankers appear to be behind the curve as inflation has been more persistent than expected. Inflation due to supply shocks tends to be transitory, but removing excess liquidity in the system to blunt demand is the current goal of monetary policy. We expect most central bankers to maintain their stance toward becoming less accommodative despite the risk that war in Europe could yield even more supply disruption. A flattening yield curve is causing some angst. That being said, we believe strong employment and the reservoir of excess liquidity accumulated over the past two years make a global recession unlikely.

Within the portfolio, the Information Technology sector was the top contributor with a pair of Taiwanese firms, MediaTek (3.18%) and ASUSTeK Computer (2.84%), leading the charge. Consumer Staples holdings generated the second highest excess return with all four holdings making positive contributions. Consumer Discretionary continued its run of strong outperformance, despite a slight drag from the portfolio’s overweight to this sector. On the other side, Communication Services was the worst detractor due to underperformance by Chinese internet services firm Weibo (1.74%).

From a region perspective, Developed Europe was the largest contributor to excess return with Italy and the UK being standouts. Of countries with holdings, France was the only detractor in the region. Developed Asia was a close second in terms of contribution driven by Japan, which was the best relative performer in the Fund. The only detractor of note was Emerging EMEA, where the lone South African holding, Mr. Price Group (2.39%), fell short.

On average, the portfolio’s largest overweight relative to the benchmark was to Consumer Discretionary and the largest underweight was to Communication Services. Regionally, Developed Europe was the largest overweight and Developed Americas (Canada) was the biggest underweight.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/22. The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

INTERNATIONAL EQUITY PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Nippon Yusen KK	3.6%
MediaTek, Inc.	3.2%
Eni SpA	2.9%
Asustek Computer, Inc.	2.8%
Sony Group Corporation	2.8%
Anglo American plc	2.7%
Macquarie Group Ltd.	2.7%
Tingyi Cayman Islands Holding Corporation	2.7%
Lenovo Group Ltd.	2.5%
Konami Holdings Corporation	2.5%

*	Based on total net assets as of February 28, 2022.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

HEALTH & BIOTECHNOLOGY PORTFOLIO

Advised by: Oak Associates, Ltd., Akron, Ohio

Objective: The Portfolio seeks long-term capital growth.

Total Aggregate Return for the Period Ended February 28, 2022
		Class I
Inception:	1/28/03 – 2/28/22*	8.67%
Ten Year:	3/1/12 – 2/28/22*	10.22%
Five Year:	3/1/17 – 2/28/22*	5.55%
One Year:	3/1/21 – 2/28/22	10.25%
Six Months:	9/1/21 – 2/28/22	(5.56)%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2021, is 2.14%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Adviser utilizes a top -down investment approach focused on long-term economic trends. The Adviser begins with the overall outlook for the economy, then seeks to identify specific industries with attractive characteristics and long-term growth potential. Ultimately, the Adviser seeks to identify high-quality companies within the selected industries and to acquire them at attractive prices. The Adviser’s stock selection process is based on an analysis of individual companies’ fundamental values, such as earnings growth potential and the quality of corporate management.

PORTFOLIO ADVISOR COMMENTARY

For the semi-annual period, the US stock market fell as the Omicron variant spread and concerns surrounding inflation began to grow. The economic imbalances that have resulted from stimulative policies coupled with manufacturing challenges since the onset of the pandemic have been improving, however, Russia’s invasion of Ukraine has brought a renewed focus to the dislocation. We certainly hope the crisis ends quickly for the sake of the Ukrainian people though market volatility will remain until there is more clarity regarding the ultimate outcome of the conflict.

The Healthcare sector lagged the broad market during the period. Today, the Healthcare sector is less defensive than it has been historically as around 70% of revenues are driven by the consumer. As a result, it is not surprising that the rise in cases from Omicron caused another round of cancelled elective procedures and underperformance in related stocks, particularly those in the Healthcare equipment space. Strength in the period came from Managed Health Care, where overall costs related to the pandemic are on the decline as the recent Omicron surge did not produce the same level of hospitalizations as the initial Covid phase.

Markets tend to hate uncertainty. We anticipate a major uncertainty, inflation, to soften over the course of the year as the Federal Reserve’s tightening cycle slows economic demand and inventories continue to rise as manufacturing utilization normalizes. When the economy slows, investors often gravitate towards those companies with organic growth and high levels of profitability. We believe the Healthcare sector could benefit from this dynamic as innovation and technological advancements within the industry have created many secular growth opportunities. Thematically, we continue to seek out leaders that benefit from these trends with an eye towards valuation.

INVESTMENT REVIEW

HEALTH & BIOTECHNOLOGY PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
McKesson Corporation	7.7%
UnitedHealth Group, Inc.	5.6%
Anthem, Inc.	5.3%
Amgen, Inc.	4.9%
Stryker Corporation	4.6%
Alcon, Inc.	4.4%
United Therapeutics Corporation	4.4%
Medtronic plc	4.3%
Regeneron Pharmaceuticals, Inc.	3.6%
AbbVie, Inc.	3.6%

*	Based on total net assets as of February 28, 2022.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Advised by: Oak Associates, Ltd., Akron, Ohio

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2022
		Class I
Inception:	1/7/03 – 2/28/22*	13.30%
Ten Year:	3/1/12 – 2/28/22*	14.99%
Five Year:	3/1/17 – 2/28/22*	15.62%
One Year:	3/1/21 – 2/28/22	1.12%
Six Months:	9/1/21 – 2/28/22	(13.48)%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2021, is 1.99%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings, valuation, competitive advantages and management.

PORTFOLIO ADVISOR COMMENTARY

For the semi-annual period, the US stock market fell as the Omicron variant spread and concerns towards rising inflation began to grow. The chasm between supply and demand has slowly been improving as workers return to inventory -generating manufacturing facilities and consumer demand ebbs, particularly for goods stockpiled during long periods at home during the pandemic. That said, the short-lived rise in Omicron cases over the winter months and Russia’s invasion of the sovereign state of Ukraine has propagated uncertainty surrounding the ultimate global impact of these crises.

The Technology sector lagged the broad market during the period. After leading the indices higher for much of the pandemic, the sector succumbed to stretched valuations and a broader reopening of the economy benefitted more cyclical stocks. Weakness came from consumer driven financial technology, or Fintech, names as shoppers shifted towards services and experiences such as eating out and travelling as economic restrictions eased versus durable goods bought over the internet. Strength came more on an individual level from those companies that continued to produce earnings that outpaced expectations.

Markets may climb a wall of worry during periods of uncertainty. We will continue to monitor the events in eastern Europe and hope for a quick resolution for the sake of the Ukrainian people. Closer to home, we expect inflation pressures to ease over the medium-term as the Federal Reserve slows demand through higher interest rates allowing inventories to ‘catch up’ and bring economic dislocations closer to equilibrium. Until investors have more clarity on the resolution of these uncertainties, elevated volatility is likely to remain. Importantly, during economic slow-downs, investors sometimes congregate into those companies and sectors with above average growth and profitability. The Technology sector remains one of the most fertile grounds in the search for businesses that possess these characteristics.

INVESTMENT REVIEW

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Alphabet, Inc.	11.8%
Amazon.com, Inc.	8.6%
Apple, Inc.	6.1%
QUALCOMM, Inc.	5.5%
Meta Platforms, Inc.	5.0%
Cisco Systems, Inc.	4.9%
Microsoft Corporation	4.6%
Oracle Corporation	4.5%
KLA Corporation	4.4%
Intel Corporation	4.4%

*	Based on total net assets as of February 28, 2022.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

ENERGY & BASIC MATERIALS PORTFOLIO

Advised by: Smith Group Asset Management, Dallas, Texas

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2022
		Class I
Inception:	1/7/03 — 2/28/22*	4.58%
Ten Year:	3/1/12 — 2/28/22*	(1.82)%
Five Year:	3/1/17 — 2/28/22*	0.57%
One Year:	3/1/21 — 2/28/22	26.38%
Six Months:	9/1/21 — 2/28/22	18.62%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807- FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2021 is 4.07%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Adviser employs quantitative and qualitative analysis that seeks to identify reasonably valued, high quality companies within the energy and basic materials sectors. The Adviser’s selection process incorporates a multi-factor valuation framework, capital structure, and financial quality analysis. The valuation framework includes, but is not limited to, analysis of price to earnings, price to sales, price to book, and price to operating cash flow. Valuation methodology is industry-specific within the energy and basic materials sectors. This process produces a list of eligible companies which are then subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

PORTFOLIO ADVISOR COMMENTARY

Energy companies significantly outpaced the broad market during the semi-annual period. Prices for WTI crude rose 39.7% over the period while natural gas prices were roughly flat despite significant volatility. Basic Materials stocks modestly outpaced the broad market, though they were slightly negative.

The global economic discussion at present revolves around inflation, central bank tightening, and the impact of war in Europe. Supply has been unable to match veracious demand leading to inflationary pressures. Central bankers appear to be behind the curve as inflation has been more persistent than expected. Inflation due to supply shocks tends to be transitory, but removing excess liquidity in the system to blunt demand is the current goal of monetary policy. We expect most central bankers to maintain their stance toward becoming less accommodative despite the risk that war in Europe could yield even more supply disruption. A flattening yield curve is causing some angst. That being said, we believe strong employment and the reservoir of excess liquidity accumulated over the past two years make a global recession unlikely.

The portfolio’s Energy holdings (roughly 54% of portfolio weight during the period, on average) returned 35.8%. Oil & Gas Exploration & Production holdings Diamondback Energy (2.68%) and Canadian Natural Resources (3.58%) were the top contributors, returning 80.3% and 74.4%, respectively. The portfolio’s largest overweight among the Energy groups is to Oil & Gas Exploration & Production and the largest underweight is to Storage and Transportation.

The portfolio’s Basic Materials holdings (44% of portfolio weight during the period, on average) returned 5.8% for the period. An underweight to Specialty Chemicals stocks was the biggest contributor. Stock selection in Fertilizers & Agricultural Chemicals also meaningfully contributed to excess return for the period. The portfolio’s largest overweight among the Materials groups is to Commodity Chemicals while the largest underweight is to Industrial Gases.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/22. The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

ENERGY & BASIC MATERIALS PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Exxon Mobil Corporation	8.7%
Chevron Corporation	6.7%
PetroChina Company Ltd.	4.7%
Shell plc	3.9%
EOG Resources, Inc.	3.6%
Canadian Natural Resources Ltd.	3.6%
BP plc	3.3%
Anglo American plc	3.2%
Mosaic Company (The)	3.1%
Nucor Corporation	2.9%

*	Based on total net assets as of February 28, 2022.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

FINANCIAL SERVICES PORTFOLIO

Advised by: Smith Group Asset Management, Dallas, Texas

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2022
		Class I
Inception:	1/7/03 – 2/28/22*	4.23%
Ten Year:	3/1/12 – 2/28/22*	9.29%
Five Year:	3/1/17 – 2/28/22*	7.34%
One Year:	3/1/21 – 2/28/22	19.18%
Six Months:	9/1/21 – 2/28/22	0.06%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2021, is 3.41%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Adviser employs quantitative and qualitative analysis that seeks to identify reasonably valued, high quality financial services companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser’s selection process consists of three steps. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, and capital structure. The valuation framework includes, but is not limited to, analysis of price to earnings, price to sales, price to book, cash held to price and various cash flow ratios. Valuation methodology is industry-specific within the financial services sector. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

PORTFOLIO ADVISOR COMMENTARY

The period saw US equity markets decline, though the Financial Services sector outpaced the broad market. The global economic discussion at present revolves around inflation, central bank tightening, and the impact of war in Europe. Supply has been unable to match veracious demand leading to inflationary pressures. Central bankers appear to be behind the curve as inflation has been more persistent than expected. Inflation due to supply shocks tends to be transitory, but removing excess liquidity in the system to blunt demand is the current goal of monetary policy. We expect most central bankers to maintain their stance toward becoming less accommodative despite the risk that war in Europe could yield even more supply disruption. A flattening yield curve is causing some angst. That being said, we believe strong employment and the reservoir of excess liquidity accumulated over the past two years make a global recession unlikely.

For the period, the top contributors to the portfolio were Utah-based regional bank Zions Bancorp (2.57%), Puerto Rico based regional bank Popular (2.82%) and regional bank and brokerage Regions Financial (2.75%). The portfolio’s underweight to the weak-performing group of Asset Management and Custody Banks aided performance.

Key detractors to performance were asset manager BlackRock (3.37%), and financial data and index provider MSCI Inc. (0.44%). The portfolio’s overweight to the underperforming Investment Banking and Brokerage group was a hindrance on performance.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/22. The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

FINANCIAL SERVICES PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Berkshire Hathaway, Inc.	10.4%
Bank of America Corporation	4.5%
Citigroup, Inc.	4.5%
Wells Fargo & Company	4.3%
JPMorgan Chase & Company	4.0%
Chubb Ltd.	4.0%
US Bancorp	3.7%
Morgan Stanley	3.6%
Intercontinental Exchange, Inc.	3.4%
BlackRock, Inc.	3.4%

*	Based on total net assets as of February 28, 2022.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

INVESTMENT QUALITY BOND PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Goodyear, Arizona

Objective: The Portfolio seeks current income and reasonable stability of principal.

Total Aggregate Return for the Period Ended February 28, 2022
		Class I
Inception:	9/1/94 – 2/28/22*	3.33%
Ten Year:	3/1/12 – 2/28/22*	0.74%
Five Year:	3/1/17 – 2/28/22*	0.75%
One Year:	3/1/21 – 2/28/22	(2.30)%
Six Months:	9/1/21 – 2/28/22	(1.82)%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2021, is 1.54%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

As of March 7, 2018, the Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (the “Underlying Funds”). The Portfolio will normally invest at least 80% of its total assets in Underlying Funds which invest in investment grade fixed-income securities or mortgage pass-through securities rated within the four highest grades by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”) or, if not rated, securities considered by an Underlying Fund’s adviser to be of comparable quality. In deciding which Underlying Funds to buy, hold or sell in pursuing the Portfolio’s investment objective, the Manager considers economic developments, interest rate trends, and performance history of an Underlying Fund’s management team, among other factors. The average maturity of the securities held by an Underlying Fund will generally range from three to ten years. In addition, the Portfolio may invest up to 5% of its net assets in Underlying Funds that invest in fixed-income securities of any grade, including those that are rated lower than investment grade at the time of purchase, commonly known as “junk bonds.”

PORTFOLIO ADVISOR COMMENTARY

The Federal Funds rate and short-term interest rates usually respond rapidly to inflationary trends. Intermediate-term and long-term rates are sensitive to inflation as well, however they generally react more aggressively to broad economic trends, especially those of significant magnitude. Most recently, both inflation and GDP have moved up rapidly. As of our last report, rates had been reacting somewhat counterintuitively, however that has changed recently. One- and two-year treasuries, which had been mostly rangebound through last summer, have moved up sharply since fall 2021. Three- month treasuries were in a slight downtrend through last summer and hadn’t moved up significantly since; however, year to date these short-term issues have put in an extreme uptrend. We wrote previously that interest rate performance suggests the economy might not be as strong as it has looked in recent reports, and that seemed to be confirmed by a subsequently lower GDP environment.

Regarding long-term corporate bonds, the quality spread as measured by Baa bonds minus Aaa bonds is moving up. The quality spread has historically been a good predictor of confidence in the corporate bond market and helps us establish a baseline expectation for corporate earnings. The quality spread approached a long-term low of 0.65 during June 2021 but has more recently moved up to 0.89 in March 2022. While downtrends in this metric are generally a good sign for corporate earnings, at a certain point, consistently low spreads may represent overexuberance and seeing the quality spread normalize under 1.0 is generally encouraging.

The Saratoga Investment Quality Bond Portfolio benefited from an overweight to ultra-short and short-term bonds versus intermediate and longer-term bonds during the period.

INVESTMENT REVIEW

INVESTMENT QUALITY BOND PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Vanguard Ultra-Short-Term Bond Fund, Admiral Class	88.3%
Vanguard Short-Term Bond Index Fund, Admiral Class	7.5%

*	Based on total net assets as of February 28, 2022.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

MUNICIPAL BOND PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Goodyear, Arizona

Objective: The Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

Total Aggregate Return for the Period Ended February 28, 2022
		Class I
Inception:	9/1/94 — 2/28/22*	2.42%
Ten Year:	3/1/12 — 2/28/22*	(0.07)%
Five Year:	3/1/17 — 2/28/22*	(0.28)%
One Year:	3/1/21 — 2/28/22	(2.08)%
Six Months:	9/1/21 — 2/28/22	(1.66)%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2021, is 3.16%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

As of March 7, 2018, the Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in unaffiliated registered investment companies and exchange- traded funds (“ETFs”) (the “Underlying Funds”). As a matter of fundamental policy, the Portfolio will normally invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes. The Manager generally invests the Portfolio’s assets in Underlying Funds that invest in municipal obligations. There are no maturity limitations on the securities held by the Underlying Funds. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. In pursuing the Portfolio’s investment objective, the Manager has considerable leeway in deciding which Underlying Funds it buys, holds or sells on a day-to-day basis. The Underlying Fund’s adviser will invest primarily in municipal bonds rated within the four highest grades by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”) or, if not rated, of comparable quality in the opinion of an Underlying Fund’s adviser. An Underlying Fund may invest without limit in municipal obligations such as private activity bonds that pay interest income subject to the “alternative minimum tax,” although the Portfolio does not currently expect to invest more than 20% of its total assets in such instruments.

PORTFOLIO ADVISOR COMMENTARY

The Federal Funds rate and short-term interest rates usually respond rapidly to inflationary trends. Intermediate-term and long-term rates are sensitive to inflation as well, however they generally react more aggressively to broad economic trends, especially those of significant magnitude. Most recently, both inflation and GDP have moved up rapidly. As of our last report, rates had been reacting somewhat counterintuitively, however that has changed recently. One- and two-year treasuries, which had been mostly rangebound through last summer, have moved up sharply since fall 2021. Three- month treasuries were in a slight downtrend through last summer and hadn’t moved up significantly since; however, year to date these short-term issues have put in an extreme uptrend. We wrote previously that interest rate performance suggests the economy might not be as strong as it has looked in recent reports, and that seemed to be confirmed by a subsequently lower GDP environment.

The Saratoga Municipal Bond Portfolio benefited from an overweight to ultra-short and short-term bonds versus intermediate and longer-term bonds during the period.

INVESTMENT REVIEW

MUNICIPAL BOND PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

Company	% of Net Assets
JPMorgan Ultra-Short Municipal Fund, Class I	87.0%
Vanguard Short-Term Tax-Exempt Fund, Admiral Class	7.9%

*	Based on total net assets as of February 28, 2022.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Goodyear, Arizona

Objective: The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

7-Day Compounded Yield¹	U.S. Government Money Market Portfolio (Class I)
2/28/22	0.01%

Total Aggregate Return for the Period Ended February 28, 2022
		Class I
Inception:	9/1/94 — 2/28/22*	1.68%
Ten Year:	3/1/12 — 2/28/22*	0.16%
Five Year:	3/1/17 — 2/28/22*	0.32%
One Year:	3/1/21 — 2/28/22	0.02%
Six Months:	3/1/21 — 2/28/22	0.00%

[1]	The current 7-day yield more closely reflects the current earnings of the Portfolio than the total return quotation.

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2021, is 1.24%.

An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

INVESTMENT REVIEW

AGGRESSIVE BALANCED ALLOCATION PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Goodyear, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Period Ended February 28, 2022
		Class I
Inception:	1/4/18 — 2/28/22 *+	6.89%
One Year:	3/1/21 — 2/28/22	6.63%
Six Months:	9/1/21 — 2/28/22	(2.65)%

*	Annualized performance for periods greater than one year.

+	Commencement of offering is December 29, 2017. Start of performance is January 4, 2018.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2021 is 3.04%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”). The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments. Currently, the Manager intends to allocate approximately 44.25%-64.25% of the Portfolio’s assets to core equity investments; 8.75%-18.75% to sector equity investments; 2%-10% to fixed income investments; 5%-15% to money market investments and 11%-21% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are effecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions. The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

PORTFOLIO ADVISOR COMMENTARY

The economy has posted steady growth during its recovery from the pandemic-related recession. However, while growth continues its steady pace, so too does inflation. We wrote in previous commentary that supply chain problems were likely causing transitory inflation while wage growth was probably causing sticky inflation; both of those trends look to be abating slightly, as supply chains come back on-line and wage growth trails inflation. Likewise, job openings data is beginning to tighten as labor force participation grows. While said labor force participation growth has been slow, we believe demographic trends are presenting more of a headwind than the economic environment writ large.

Personal Consumption Expenditures gained over 2% during the quarter. Durable goods was a large component of that growth, usually a good sign for the strength of the current economy. Services was up 3.25%, building on a solid base from the previous two quarters of near-double-digit growth. After trailing Goods growth significantly in the first half of 2021, Services have taken a leadership role, though Goods growth still well outpaced that of Services for the full year. The Services sector (nearly 45% of GDP) coming back is another sign that the current economic expansion is, in some ways, finding its footing. For the economy to emerge into the next stage of the growth cycle, the Services portion of GDP will need to continue to expand steadily. Gross Private Domestic Investment has risen double digits for two consecutive quarters. Where were these investments taking place? Fixed investment for Non-Residential is comprised of Structures, Equipment, and Intellectual Property Products. While Structures investment lagged, Intellectual Property was up nearly 9% for the quarter; investments of this type frequently signal a maturing economic cycle.

We rely on over fifty macro-economic indicators when assembling our allocation strategy for the Saratoga Asset Allocation Portfolios. These indicators generally fall into four categories: monetary policy, interest rates, valuations, and inflation. As of the six-month period ending February 2022, we believe: monetary policy is slightly negative for equities, neutral for shorter term bonds, and negative for longer term bonds; interest rates are slightly negative for equities, neutral for shorter term bonds, and negative for longer term bonds; and, inflation is negative for equities, neutral for shorter term bonds, and negative for longer term bonds.

During the period, the allocation portfolios benefited from an overweight to shorter term bonds and a relatively large cash position. Within equities, an overweight to domestic large cap equities versus small cap, mid cap and foreign equities helped relative performance, though equity performance was negative on an absolute basis. An overweight to large cap value versus large cap growth also benefited performance.

INVESTMENT REVIEW

AGGRESSIVE BALANCED ALLOCATION PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Saratoga Large Capitalization Value Portfolio, Class I	18.0%
Saratoga Large Capitalization Growth Portfolio, Class I	13.6%
Vanguard Ultra-Short-Term Bond Fund, Admiral Class	11.5%
Saratoga Mid Capitalization Portfolio, Class I	11.2%
Eaton Vance Global Macro Absolute Return Fund, Class I	9.4%
Vanguard Small-Cap Index Fund, Admiral Class	8.6%
Vanguard Total International Stock Index Fund, Admiral Class	6.9%
Saratoga Health & Biotechnology Portfolio, Class I	3.9%
Saratoga Technology & Communications Portfolio, Class I	3.6%
Vanguard Financials Index Fund, Admiral Class	3.3%

*	Based on total net assets as of February 28, 2022.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

CONSERVATIVE BALANCED ALLOCATION PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Goodyear, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Period Ended February 28, 2022
		Class I
Inception:	1/4/18 — 2/28/22*+	5.44%
One Year:	3/1/21 — 2/28/22	4.74%
Six Months:	9/1/21 — 2/28/22	(1.80)%

*	Annualized performance for periods greater than one year.

+	Commencement of offering is December 29, 2017. Start of performance is January 4, 2018.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2021 is 2.39%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”). The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, fixed income, money market and alternative investments. Currently, the Manager intends to allocate approximately 40%-60% of the Portfolio’s assets to core equity investments; 8.5%-18.5% to fixed income investments, 17.5%-32.5% to money market investments and 6.5%-16.5% to alternative investments. The Manager does not currently intend to allocate any of the Portfolio’s assets to sector equity investments; however, it may do so in the future. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are affecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

PORTFOLIO ADVISOR COMMENTARY

The economy has posted steady growth during its recovery from the pandemic-related recession. However, while growth continues its steady pace, so too does inflation. We wrote in previous commentary that supply chain problems were likely causing transitory inflation while wage growth was probably causing sticky inflation; both of those trends look to be abating slightly, as supply chains come back on-line and wage growth trails inflation. Likewise, job openings data is beginning to tighten as labor force participation grows. While said labor force participation growth has been slow, we believe demographic trends are presenting more of a headwind than the economic environment writ large.

Personal Consumption Expenditures gained over 2% during the quarter. Durable goods was a large component of that growth, usually a good sign for the strength of the current economy. Services was up 3.25%, building on a solid base from the previous two quarters of near-double-digit growth. After trailing Goods growth significantly in the first half of 2021, Services have taken a leadership role, though Goods growth still well outpaced that of Services for the full year. The Services sector (nearly 45% of GDP) coming back is another sign that the current economic expansion is, in some ways, finding its footing. For the economy to emerge into the next stage of the growth cycle, the Services portion of GDP will need to continue to expand steadily. Gross Private Domestic Investment has risen double digits for two consecutive quarters. Where were these investments taking place? Fixed investment for Non-Residential is comprised of Structures, Equipment, and Intellectual Property Products. While Structures investment lagged, Intellectual Property was up nearly 9% for the quarter; investments of this type frequently signal a maturing economic cycle.

We rely on over fifty macro-economic indicators when assembling our allocation strategy for the Saratoga Asset Allocation Portfolios. These indicators generally fall into four categories: monetary policy, interest rates, valuations, and inflation. As of the six-month period ending February 2022, we believe: monetary policy is slightly negative for equities, neutral for shorter term bonds, and negative for longer term bonds; interest rates are slightly negative for equities, neutral for shorter term bonds, and negative for longer term bonds; and, inflation is negative for equities, neutral for shorter term bonds, and negative for longer term bonds.

During the period, the allocation portfolios benefited from an overweight to shorter term bonds and a relatively large cash position. Within equities, an overweight to domestic large cap equities versus small cap, mid cap and foreign equities helped relative performance, though equity performance was negative on an absolute basis. An overweight to large cap value versus large cap growth also benefited performance.

INVESTMENT REVIEW

CONSERVATIVE BALANCED ALLOCATION PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Vanguard Ultra-Short-Term Bond Fund, Admiral Class	30.6%
Saratoga Large Capitalization Value Portfolio, Class I	18.1%
Saratoga Large Capitalization Growth Portfolio, Class I	13.9%
Saratoga Mid Capitalization Portfolio, Class I	11.5%
Eaton Vance Global Macro Absolute Return Fund, Class I	7.8%
Vanguard Small-Cap Index Fund, Admiral Class	2.4%
Vanguard Total International Stock Index Fund, Admiral Class	1.6%

*	Based on total net assets as of February 28, 2022.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

MODERATE BALANCED ALLOCATION PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Goodyear, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Period Ended February 28, 2022
		Class I
Inception:	1/4/18 — 2/28/22*+	6.91%
One Year:	3/1/21 — 2/28/22	6.28%
Six Months:	9/1/21 — 2/28/22	(2.10)%

*	Annualized performance for periods greater than one year.

+	Commencement of offering is December 29, 2017. Start of performance is January 4, 2018.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2021 is 2.71%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”). The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments. Currently, the Manager intends to allocate approximately 43%-63% of the Portfolio’s assets to core equity investments; 3.75%-13.75% to sector equity investments; 4%-14% to fixed income investments; 10%-20% to money market investments and 9.25%-19.25% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are effecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions. The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

PORTFOLIO ADVISOR COMMENTARY

The economy has posted steady growth during its recovery from the pandemic-related recession. However, while growth continues its steady pace, so too does inflation. We wrote in previous commentary that supply chain problems were likely causing transitory inflation while wage growth was probably causing sticky inflation; both of those trends look to be abating slightly, as supply chains come back on-line and wage growth trails inflation. Likewise, job openings data is beginning to tighten as labor force participation grows. While said labor force participation growth has been slow, we believe demographic trends are presenting more of a headwind than the economic environment writ large.

Personal Consumption Expenditures gained over 2% during the quarter. Durable goods was a large component of that growth, usually a good sign for the strength of the current economy. Services was up 3.25%, building on a solid base from the previous two quarters of near-double-digit growth. After trailing Goods growth significantly in the first half of 2021, Services have taken a leadership role, though Goods growth still well outpaced that of Services for the full year. The Services sector (nearly 45% of GDP) coming back is another sign that the current economic expansion is, in some ways, finding its footing. For the economy to emerge into the next stage of the growth cycle, the Services portion of GDP will need to continue to expand steadily. Gross Private Domestic Investment has risen double digits for two consecutive quarters. Where were these investments taking place? Fixed investment for Non-Residential is comprised of Structures, Equipment, and Intellectual Property Products. While Structures investment lagged, Intellectual Property was up nearly 9% for the quarter; investments of this type frequently signal a maturing economic cycle.

We rely on over fifty macro-economic indicators when assembling our allocation strategy for the Saratoga Asset Allocation Portfolios. These indicators generally fall into four categories: monetary policy, interest rates, valuations, and inflation. As of the six-month period ending February 2022, we believe: monetary policy is slightly negative for equities, neutral for shorter term bonds, and negative for longer term bonds; interest rates are slightly negative for equities, neutral for shorter term bonds, and negative for longer term bonds; and, inflation is negative for equities, neutral for shorter term bonds, and negative for longer term bonds.

During the period, the allocation portfolios benefited from an overweight to shorter term bonds and a relatively large cash position. Within equities, an overweight to domestic large cap equities versus small cap, mid cap and foreign equities helped relative performance, though equity performance was negative on an absolute basis. An overweight to large cap value versus large cap growth also benefited performance.

INVESTMENT REVIEW

MODERATE BALANCED ALLOCATION PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Vanguard Ultra-Short-Term Bond Fund, Admiral Class	21.8%
Saratoga Large Capitalization Value Portfolio, Class I	19.5%
Saratoga Large Capitalization Growth Portfolio, Class I	14.8%
Saratoga Mid Capitalization Portfolio, Class I	12.3%
Eaton Vance Global Macro Absolute Return Fund, Class I	7.4%
Vanguard Small-Cap Index Fund, Admiral Class	4.2%
Vanguard Total International Stock Index Fund, Admiral Class	2.8%
Saratoga Technology & Communications Portfolio, Class I	2.2%
Saratoga Health & Biotechnology Portfolio, Class I	2.1%
Vanguard Financials Index Fund, Admiral Class	1.8%

*	Based on total net assets as of February 28, 2022.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

MODERATELY AGGRESSIVE BALANCED ALLOCATION
PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Goodyear, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Period Ended February 28, 2022
		Class I
Inception:	1/4/18 — 2/28/22*+	6.51%
One Year:	3/1/21 — 2/28/22	6.27%
Six Months:	9/1/21 — 2/28/22	(2.36)%

*	Annualized performance for periods greater than one year.

+	Commencement of offering is December 29, 2017. Start of performance is January 4, 2018.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2021 is 3.15%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”). The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments. Currently, the Manager intends to allocate approximately 45%-65% of the Portfolio’s assets to core equity investments; 5.5%-15.5% to sector equity investments; 2.5%-12.5% to fixed income investments; 7%-17% to money market investments and 10%-20% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are effecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions. The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

PORTFOLIO ADVISOR COMMENTARY

The economy has posted steady growth during its recovery from the pandemic-related recession. However, while growth continues its steady pace, so too does inflation. We wrote in previous commentary that supply chain problems were likely causing transitory inflation while wage growth was probably causing sticky inflation; both of those trends look to be abating slightly, as supply chains come back on-line and wage growth trails inflation. Likewise, job openings data is beginning to tighten as labor force participation grows. While said labor force participation growth has been slow, we believe demographic trends are presenting more of a headwind than the economic environment writ large.

Personal Consumption Expenditures gained over 2% during the quarter. Durable goods was a large component of that growth, usually a good sign for the strength of the current economy. Services was up 3.25%, building on a solid base from the previous two quarters of near-double-digit growth. After trailing Goods growth significantly in the first half of 2021, Services have taken a leadership role, though Goods growth still well outpaced that of Services for the full year. The Services sector (nearly 45% of GDP) coming back is another sign that the current economic expansion is, in some ways, finding its footing. For the economy to emerge into the next stage of the growth cycle, the Services portion of GDP will need to continue to expand steadily. Gross Private Domestic Investment has risen double digits for two consecutive quarters. Where were these investments taking place? Fixed investment for Non-Residential is comprised of Structures, Equipment, and Intellectual Property Products. While Structures investment lagged, Intellectual Property was up nearly 9% for the quarter; investments of this type frequently signal a maturing economic cycle.

We rely on over fifty macro-economic indicators when assembling our allocation strategy for the Saratoga Asset Allocation Portfolios. These indicators generally fall into four categories: monetary policy, interest rates, valuations, and inflation. As of the six-month period ending February 2022, we believe: monetary policy is slightly negative for equities, neutral for shorter term bonds, and negative for longer term bonds; interest rates are slightly negative for equities, neutral for shorter term bonds, and negative for longer term bonds; and, inflation is negative for equities, neutral for shorter term bonds, and negative for longer term bonds.

During the period, the allocation portfolios benefited from an overweight to shorter term bonds and a relatively large cash position. Within equities, an overweight to domestic large cap equities versus small cap, mid cap and foreign equities helped relative performance, though equity performance was negative on an absolute basis. An overweight to large cap value versus large cap growth also benefited performance.

INVESTMENT REVIEW

MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Saratoga Large Capitalization Value Portfolio, Class I	18.2%
Vanguard Ultra-Short-Term Bond Fund, Admiral Class	17.9%
Saratoga Large Capitalization Growth Portfolio, Class I	13.8%
Saratoga Mid Capitalization Portfolio, Class I	12.4%
Eaton Vance Global Macro Absolute Return Fund, Class I	8.2%
Vanguard Small-Cap Index Fund, Admiral Class	6.6%
Vanguard Total International Stock Index Fund, Admiral Class	4.5%
Saratoga Health & Biotechnology Portfolio, Class I	2.6%
Saratoga Technology & Communications Portfolio, Class I	2.5%
Saratoga Energy & Basic Materials Portfolio,. Class I	2.4%

*	Based on total net assets as of February 28, 2022.

Excludes short-term investments.

Portfolio Composition*

INVESTMENT REVIEW

MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Goodyear, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Period Ended February 28, 2022
		Class I
Inception:	1/10/18 — 2/28/22*+	5.90%
One Year:	3/1/21 — 2/28/22	4.94%
Six Months:	9/1/21 — 2/28/22	(2.25)%

*	Annualized performance for periods greater than one year.

+	Commencement of offering is December 29, 2017. Start of performance is January 10, 2018.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 28, 2021 is 2.83%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”). The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, fixed income, money market and alternative investments. Currently, the Manager intends to allocate approximately 48%-68% of the Portfolio’s assets to core equity investments; 5.5%-15.5% to fixed income investments, 11%-21% to money market investments and 10.5%-20.5% to alternative investments. The Manager does not currently intend to allocate any of the Portfolio’s assets to sector equity investments; however, it may do so in the future. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are effecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

PORTFOLIO ADVISOR COMMENTARY

The economy has posted steady growth during its recovery from the pandemic-related recession. However, while growth continues its steady pace, so too does inflation. We wrote in previous commentary that supply chain problems were likely causing transitory inflation while wage growth was probably causing sticky inflation; both of those trends look to be abating slightly, as supply chains come back on-line and wage growth trails inflation. Likewise, job openings data is beginning to tighten as labor force participation grows. While said labor force participation growth has been slow, we believe demographic trends are presenting more of a headwind than the economic environment writ large.

Personal Consumption Expenditures gained over 2% during the quarter. Durable goods was a large component of that growth, usually a good sign for the strength of the current economy. Services was up 3.25%, building on a solid base from the previous two quarters of near-double-digit growth. After trailing Goods growth significantly in the first half of 2021, Services have taken a leadership role, though Goods growth still well outpaced that of Services for the full year. The Services sector (nearly 45% of GDP) coming back is another sign that the current economic expansion is, in some ways, finding its footing. For the economy to emerge into the next stage of the growth cycle, the Services portion of GDP will need to continue to expand steadily. Gross Private Domestic Investment has risen double digits for two consecutive quarters. Where were these investments taking place? Fixed investment for Non-Residential is comprised of Structures, Equipment, and Intellectual Property Products. While Structures investment lagged, Intellectual Property was up nearly 9% for the quarter; investments of this type frequently signal a maturing economic cycle.

We rely on over fifty macro-economic indicators when assembling our allocation strategy for the Saratoga Asset Allocation Portfolios. These indicators generally fall into four categories: monetary policy, interest rates, valuations, and inflation. As of the six-month period ending February 2022, we believe: monetary policy is slightly negative for equities, neutral for shorter term bonds, and negative for longer term bonds; interest rates are slightly negative for equities, neutral for shorter term bonds, and negative for longer term bonds; and, inflation is negative for equities, neutral for shorter term bonds, and negative for longer term bonds.

During the period, the allocation portfolios benefited from an overweight to shorter term bonds and a relatively large cash position. Within equities, an overweight to domestic large cap equities versus small cap, mid cap and foreign equities helped relative performance, though equity performance was negative on an absolute basis. An overweight to large cap value versus large cap growth also benefited performance.

INVESTMENT REVIEW

MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Vanguard Ultra-Short-Term Bond Fund, Admiral Class	27.2%
Saratoga Large Capitalization Value Portfolio, Class I	18.1%
Saratoga Large Capitalization Growth Portfolio, Class I	14.0%
Saratoga Mid Capitalization Portfolio, Class I	12.2%
Eaton Vance Global Macro Absolute Return Fund, Class I	7.7%
Vanguard Small-Cap Index Fund, Admiral Class	6.1%
Vanguard Total International Stock Index Fund, Admiral Class	4.1%

*	Based on total net assets as of February 28, 2022.

Excludes short-term investments.

Portfolio Composition*

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 88.2%
	AEROSPACE & DEFENSE - 4.6%
8,830	Raytheon Technologies Corporation	$906,841

	BANKING - 4.5%
10,300	East West Bancorp, Inc.	901,868

	BIOTECH & PHARMA - 12.9%
37,020	Bausch Health Companies, Inc.(a)	890,701
5,367	Jazz Pharmaceuticals plc(a)	737,533
4,069	Vertex Pharmaceuticals, Inc.(a)	935,951
		2,564,185
	CHEMICALS - 2.5%
9,670	Corteva, Inc.	503,130

	CONTAINERS & PACKAGING - 7.0%
11,304	Crown Holdings, Inc.	1,386,662

	ELECTRICAL EQUIPMENT - 6.0%
55,521	API Group Corporation(a)	1,197,588

	ENGINEERING & CONSTRUCTION - 5.1%
9,298	Quanta Services, Inc.	1,012,924

	HEALTH CARE FACILITIES & SERVICES - 8.9%
6,702	AmerisourceBergen Corporation	955,236
1,702	Chemed Corporation	814,050
		1,769,286
	INSTITUTIONAL FINANCIAL SERVICES - 3.3%
9,791	Interactive Brokers Group, Inc., Class A	647,968

	INTERNET MEDIA & SERVICES - 4.9%
354	Alphabet, Inc., Class A(a)	956,203

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 88.2% (Continued)
	LEISURE PRODUCTS - 3.5%
7,222	Brunswick Corporation	$689,845

	PUBLISHING & BROADCASTING - 3.8%
12,585	Liberty Media Corp-Liberty Formula One - Series C(a)	764,287

	SEMICONDUCTORS - 11.5%
17,103	ON Semiconductor Corporation(a)	1,070,819
8,970	Qorvo, Inc.(a)	1,226,916
		2,297,735
	SPECIALTY FINANCE - 4.6%
6,589	Walker & Dunlop, Inc.	911,589

	TECHNOLOGY SERVICES - 5.1%
3,602	CACI International, Inc., Class A(a)	1,007,804

	TOTAL COMMON STOCKS (Cost $15,800,985)	17,517,915

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 11.6%
	MONEY MARKET FUNDS - 11.6%
2,314,546	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.02% (Cost $2,314,546)(b)	2,314,546

	TOTAL INVESTMENTS - 99.8% (Cost $18,115,531)	$19,832,461
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	47,327
	NET ASSETS - 100.0%	$19,879,788

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2022.

See accompanying notes which are an integral part of these financial statements.

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 98.4%
	ADVERTISING & MARKETING - 1.3%
4,350	Trade Desk, Inc. (The), Class A(a)	$371,142

	AUTOMOTIVE - 2.8%
895	Tesla, Inc.(a)	779,035

	BIOTECH & PHARMA - 0.8%
1,410	Moderna, Inc.(a)	216,576

	CONSTRUCTION MATERIALS - 0.9%
1,020	Carlisle Companies, Inc.	242,148

	E-COMMERCE DISCRETIONARY - 4.6%
415	Amazon.com, Inc.(a)	1,274,573

	HEALTH CARE FACILITIES & SERVICES - 3.4%
1,360	IQVIA Holdings, Inc.(a)	312,963
900	McKesson Corporation	247,464
770	UnitedHealth Group, Inc.	366,420
		926,847
	INDUSTRIAL SUPPORT SERVICES - 2.0%
1,710	United Rentals, Inc.(a)	549,970

	INFRASTRUCTURE REIT - 0.8%
990	American Tower Corporation	224,601

	INTERNET MEDIA & SERVICES - 8.8%
302	Alphabet, Inc., Class A(a)	815,745
300	Alphabet, Inc., Class C(a)	809,346
2,543	Meta Platforms, Inc., Class A(a)	536,649
1,670	Spotify Technology S.A.(a)	260,837
		2,422,577
	LEISURE FACILITIES & SERVICES - 0.6%
1,090	Choice Hotels International, Inc.	157,342

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.8%
3,750	Agilent Technologies, Inc.	$488,850
13,230	Avantor, Inc.(a)	458,949
280	Mettler-Toledo International, Inc.(a)	394,447
		1,342,246
	PUBLISHING & BROADCASTING - 1.9%
2,760	Nexstar Media Group, Inc., Class A	510,738

	RETAIL - CONSUMER STAPLES - 4.2%
1,680	Costco Wholesale Corporation	872,340
1,410	Target Corporation	281,676
		1,154,016
	RETAIL - DISCRETIONARY - 8.6%
320	AutoZone, Inc.(a)	596,284
2,620	Home Depot, Inc. (The)	827,474
1,330	Ulta Beauty, Inc.(a)	498,085
3,030	Williams-Sonoma, Inc.	438,926
		2,360,769
	SELF-STORAGE REIT - 0.7%
550	Public Storage	195,261

	SEMICONDUCTORS - 8.0%
1,420	Advanced Micro Devices, Inc.(a)	175,143
1,360	Applied Materials, Inc.	182,512
720	Broadcom, Inc.	422,957
2,980	NVIDIA Corporation	726,673
2,190	QUALCOMM, Inc.	376,658
1,910	Texas Instruments, Inc.	324,681
		2,208,624
	SOFTWARE - 16.9%
1,960	Crowdstrike Holdings, Inc., Class A(a)	382,612
2,770	Datadog, Inc.(a)	446,275
19,110	Dropbox, Inc., Class A(a)	433,606
1,890	Fortinet, Inc.(a)	651,143
8,033	Microsoft Corporation	2,400,179

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	SOFTWARE - 16.9% (Continued)
11,980	Nutanix, Inc., Class A(a)	$319,866
		4,633,681
	SPECIALTY FINANCE - 3.7%
970	Credit Acceptance Corporation(a) (b)	533,616
2,870	Discover Financial Services	354,273
3,110	Synchrony Financial	133,046
		1,020,935
	TECHNOLOGY HARDWARE - 14.0%
16,510	Apple, Inc.	2,726,131
10,550	HP, Inc.	362,498
4,080	Jabil, Inc.	235,865
19,090	Pure Storage, Inc., Class A(a)	495,195
		3,819,689
	TECHNOLOGY SERVICES - 5.4%
2,380	Accenture PLC, Class A	752,128
360	Fair Isaac Corporation(a)	169,628
2,040	Gartner, Inc.(a)	572,057
		1,493,813
	TRANSPORTATION & LOGISTICS - 4.2%
4,750	Expeditors International of Washington, Inc.	490,960
3,180	United Parcel Service, Inc., Class B	669,136
		1,160,096

	TOTAL COMMON STOCKS (Cost $21,016,687)	27,064,679

Principal
Amount ($)
	COLLATERAL FOR SECURITIES LOANED — 2.0%
	REPURCHASE AGREEMENTS - 2.0%
544,467	Citigroup Global Markets, Inc. dated 2/28/2022, due 3/1/2022, 0.060%, total to be received $555,346	544,467
	(Collateralized by various US Government agency obligations, due 5/3/2022-2/20/2052, 0.000%-3.000% totaling $553,746)

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $544,467)	544,467

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.4%
	MONEY MARKET FUNDS - 1.4%
386,129	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.02% (Cost $386,129)(c)	$386,129

	TOTAL INVESTMENTS - 101.8% (Cost $21,947,283)	$27,995,275
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%	(495,004)
	NET ASSETS - 100.0%	$27,500,271

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of February 28, 2022 was $533,750.

(c)	Rate disclosed is the seven day effective yield as of February 28, 2022.

See accompanying notes which are an integral part of these financial statements.

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6%
	APPAREL & TEXTILE PRODUCTS - 3.8%
10,230	Skechers USA, Inc., Class A(a)	$470,376

	ASSET MANAGEMENT - 6.3%
4,503	Apollo Global Management, Inc.	293,865
1,970	Ares Management Corporation, Class A	159,747
4,518	Brightsphere Investment Group, Inc.	107,845
2,095	Raymond James Financial, Inc.	229,716
		791,173
	BANKING - 3.5%
3,220	Bank of NT Butterfield & Son Ltd. (The)	123,648
10,220	Huntington Bancshares, Inc.	158,615
3,020	PacWest Bancorp	149,248
		431,511
	BIOTECH & PHARMA - 3.5%
15,340	Elanco Animal Health, Inc.(a)	435,809

	CHEMICALS - 4.3%
590	Avery Dennison Corporation	103,958
5,940	Axalta Coating Systems Ltd.(a)	160,618
1,650	FMC Corporation	193,462
800	LyondellBasell Industries N.V., Class A	77,784
		535,822
	COMMERCIAL SUPPORT SERVICES - 2.0%
3,380	Aramark	124,925
1,015	Republic Services, Inc.	122,084
		247,009
	CONSUMER SERVICES - 1.1%
1,545	Grand Canyon Education, Inc.(a)	134,152

	CONTAINERS & PACKAGING - 2.9%
2,910	Crown Holdings, Inc.	356,970

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	E-COMMERCE DISCRETIONARY - 2.6%
15,125	Leslie’s, Inc.(a)	$322,314

	ELECTRIC UTILITIES - 9.3%
3,485	Alliant Energy Corporation	203,524
2,580	Ameren Corporation	221,751
3,480	CMS Energy Corporation	222,755
3,345	Evergy, Inc.	208,761
12,625	Vistra Corporation	288,103
		1,144,894
	ELECTRICAL EQUIPMENT - 6.2%
975	Allegion plc	111,657
1,685	AMETEK, Inc.	218,696
605	Hubbell, Inc.	107,841
705	Keysight Technologies, Inc.(a)	110,946
1,850	nVent Electric plc	62,771
1,905	Otis Worldwide Corporation	149,219
		761,130
	ENGINEERING & CONSTRUCTION - 2.4%
8,410	WillScot Mobile Mini Holdings Corporation(a)	298,807

	HEALTH CARE FACILITIES & SERVICES - 5.6%
33,415	Aveanna Healthcare Holdings, Inc.(a)	175,429
850	IQVIA Holdings, Inc.(a)	195,602
14,860	Sotera Health Company(a)	324,988
		696,019
	HOME CONSTRUCTION - 1.0%
4,115	AZEK Company, Inc. (The)(a)	121,351

	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
765	Nasdaq, Inc.	130,930

	INSURANCE - 3.5%
495	Allstate Corporation (The)	60,568
1,105	Arthur J Gallagher & Company	174,800

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INSURANCE - 3.5% (Continued)
1,815	Reinsurance Group of America, Inc.	$201,211
		436,579
	LEISURE PRODUCTS - 0.7%
595	Axon Enterprise, Inc.(a)	83,449

	MACHINERY - 0.8%
955	Crane Company	96,531

	MEDICAL EQUIPMENT & DEVICES - 6.0%
560	Agilent Technologies, Inc.	73,002
9,910	Avantor, Inc.(a)	343,778
460	Cooper Companies, Inc.	188,149
1,975	Hologic, Inc.(a)	140,561
		745,490
	METALS & MINING - 1.0%
6,195	Constellium S.E.(a)	120,369

	OIL & GAS PRODUCERS - 5.3%
1,670	Diamondback Energy, Inc.	230,627
1,760	Pioneer Natural Resources Company	421,696
		652,323
	PUBLISHING & BROADCASTING - 3.4%
2,260	Nexstar Media Group, Inc., Class A	418,213

	SEMICONDUCTORS - 1.4%
580	Analog Devices, Inc.	92,968
570	Entegris, Inc.	74,374
		167,342
	SOFTWARE - 4.4%
17,442	N-Able, Inc.(a),(b)	201,804
4,237	SolarWinds Corporation	57,411
3,755	SS&C Technologies Holdings, Inc.	281,513
		540,728

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SPECIALTY FINANCE - 4.9%
3,575	Alliance Data Systems Corporation	$241,134
16,290	New Residential Investment Corporation	169,090
4,520	Synchrony Financial	193,366
		603,590
	TECHNOLOGY HARDWARE - 4.1%
2,280	Motorola Solutions, Inc.	502,580

	TECHNOLOGY SERVICES - 4.5%
845	CACI International, Inc., Class A(a)	236,422
315	CDW Corporation/DE	54,325
425	Equifax, Inc.	92,795
2,410	MAXIMUS, Inc.	190,052
		573,594
	WHOLESALE - CONSUMER STAPLES - 4.0%
8,805	Performance Food Group Company(a)	493,432

	TOTAL COMMON STOCKS (Cost $9,276,126)	12,312,487

	SHORT-TERM INVESTMENTS — 1.1%
	MONEY MARKET FUNDS - 1.1%
137,520	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.02% (Cost $137,520)(c)	137,520

	TOTAL INVESTMENTS - 100.7% (Cost $9,413,646)	$12,450,007
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(86,331)
	NET ASSETS - 100.0%	$12,363,676

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of February 28, 2022 was $30,790.

(c)	Rate disclosed is the seven day effective yield as of February 28, 2022.

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 94.2%
	AEROSPACE & DEFENSE - 2.3%
1,644	AAR Corporation(a)	$73,881
16,336	AMMO, Inc.(a),(b)	76,943
		150,824
	ASSET MANAGEMENT - 1.3%
2,503	StepStone Group, Inc., Class A	86,429

	AUTOMOTIVE - 0.6%
2,529	Goodyear Tire & Rubber Company (The)(a)	39,174

	BANKING - 10.7%
1,214	1st Source Corporation	58,624
809	Banner Corporation	49,842
657	City Holding Company	52,343
1,062	Dime Community Bancshares, Inc.	36,097
3,034	Eastern Bankshares, Inc.	66,323
986	First Bancorp	44,252
3,566	Fulton Financial Corporation	64,259
1,922	Hilltop Holdings, Inc.	59,428
860	Nicolet Bankshares, Inc.(a)	81,924
759	Preferred Bank	59,566
632	ServisFirst Bancshares, Inc.	55,224
2,503	United Community Banks, Inc.	96,767
		724,649
	BEVERAGES - 0.8%
657	MGP Ingredients, Inc.	52,304

	BIOTECH & PHARMA - 1.5%
2,352	Alkermes plc(a)	58,470
1,290	Supernus Pharmaceuticals, Inc.(a)	41,216
		99,686
	COMMERCIAL SUPPORT SERVICES - 1.1%
303	AMN Healthcare Services, Inc.(a)	32,160
2,503	Resources Connection, Inc.	41,550
		73,710

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	CONSTRUCTION MATERIALS - 0.5%
303	Advanced Drainage Systems, Inc.	$35,366

	CONSUMER SERVICES - 0.2%
76	Medifast, Inc.	14,136

	CONTAINERS & PACKAGING - 0.7%
708	UFP Technologies, Inc.(a)	48,951

	ELECTRICAL EQUIPMENT - 0.7%
354	Novanta, Inc.(a)	48,367

	ENGINEERING & CONSTRUCTION - 1.2%
683	EMCOR Group, Inc.	78,914

	FOOD - 1.4%
3,970	BellRing Brands, Inc., Class A(a)	101,512

	FORESTRY, PAPER & WOOD PRODUCTS - 1.6%
607	Boise Cascade Company	48,524
809	Louisiana-Pacific Corporation	58,207
		106,731
	HEALTH CARE FACILITIES & SERVICES - 3.4%
506	ModivCare, Inc.(a)	59,708
303	Molina Healthcare, Inc.(a)	92,982
834	Tenet Healthcare Corporation(a)	71,716
		224,406
	HOME CONSTRUCTION - 1.2%
1,669	Forestar Group, Inc.(a)	30,559
1,593	Taylor Morrison Home Corporation(a)	46,994
		77,553
	INDUSTRIAL INTERMEDIATE PROD - 3.0%
708	EnPro Industries, Inc.	78,192
2,175	Mueller Industries, Inc.	124,083
		202,275

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 3.7%
708	Herc Holdings, Inc.	$112,657
1,138	WESCO International, Inc.(a)	138,529
		251,186
	INSTITUTIONAL FINANCIAL SERVICES - 1.6%
2,149	Moelis & Company, Class A	103,603

	INSURANCE - 1.5%
2,579	American Equity Investment Life Holding Company	97,203

	INTERNET MEDIA & SERVICES - 0.5%
1,694	HealthStream, Inc.(a)	34,710

	LEISURE FACILITIES & SERVICES - 0.5%
303	Papa John’s International, Inc.	32,366

	LEISURE PRODUCTS - 5.7%
2,149	Acushnet Holdings Corporation	94,125
607	Fox Factory Holding Corporation(a)	71,638
379	LCI Industries	47,193
885	OneWater Marine, Inc.	44,967
1,239	Vista Outdoor, Inc.(a)	45,162
582	Winnebago Industries, Inc.(b)	37,289
607	YETI Holdings, Inc.(a)	37,367
		377,741
	MACHINERY - 0.7%
556	Helios Technologies, Inc.	43,596

	MEDICAL EQUIPMENT & DEVICES - 1.7%
278	Inspire Medical Systems, Inc.(a)	67,849
152	Repligen Corporation(a)	29,898
2,759	Zynex, Inc.(b)	17,354
		115,101
	METALS & MINING - 3.4%
683	Encore Wire Corporation	79,515

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	METALS & MINING - 3.4% (Continued)
3,136	MP Materials Corporation(a),(b)	$143,065
		222,580
	MORTGAGE FINANCE - 0.4%
1,972	Ready Capital Corporation	29,284

	MULTI ASSET CLASS REITS - 0.6%
1,644	iStar, Inc.	41,297

	OIL & GAS PRODUCERS - 8.9%
1,720	Chesapeake Energy Corporation(b)	132,870
6,271	Magnolia Oil & Gas Corporation, Class A(b)	140,157
2,503	Matador Resources Company	124,149
253	Murphy USA, Inc.	45,727
1,871	Ovintiv, Inc.	85,785
860	Whiting Petroleum Corporation	63,511
		592,199
	PUBLISHING & BROADCASTING - 1.0%
2,908	TEGNA, Inc.	66,652

	RETAIL - CONSUMER STAPLES - 0.7%
708	BJ’s Wholesale Club Holdings, Inc.(a)	44,512

	RETAIL - DISCRETIONARY - 7.3%
885	Abercrombie & Fitch Company, Class A(a)	33,701
1,745	Academy Sports & Outdoors, Inc.(a)	56,486
1,239	Boot Barn Holdings, Inc.(a)	107,818
1,948	Builders FirstSource, Inc.(a)	144,970
3,085	Macy’s, Inc.	79,963
1,214	National Vision Holdings, Inc.(a),(b)	44,517
405	Signet Jewelers Ltd.	28,553
		496,008
	RETAIL REIT - 1.1%
3,464	Urstadt Biddle Properties, Inc., Class A	65,228

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	SEMICONDUCTORS - 3.9%
1,517	Alpha & Omega Semiconductor Ltd.(a)	$81,569
506	Diodes, Inc.(a)	45,333
632	Power Integrations, Inc.	56,880
228	SiTime Corporation(a)	46,088
126	Synaptics, Inc.(a)	28,782
		258,652
	SOFTWARE - 5.7%
126	Consensus Cloud Solutions, Inc.(a)	7,013
784	Envestnet, Inc.(a)	58,659
278	Omnicell, Inc.(a)	35,940
379	Qualys, Inc.(a)	47,492
430	Rapid7, Inc.(a)	44,488
1,720	Sapiens International Corp N.V.	46,423
1,922	Verint Systems, Inc.(a)	96,542
405	Ziff Davis, Inc.(a)	40,743
		377,300
	SPECIALTY FINANCE - 1.9%
809	GATX Corporation	86,263
2,630	MGIC Investment Corporation	39,923
31	PROG Holdings, Inc.(a)	950
		127,136
	SPECIALTY REITS - 0.8%
2,099	Outfront Media, Inc.	56,043

	STEEL - 1.9%
1,669	Commercial Metals Company	64,340
1,062	Worthington Industries, Inc.	60,555
		124,895
	TECHNOLOGY HARDWARE - 1.2%
2,959	Sonos, Inc.(a),(b)	81,047

	TECHNOLOGY SERVICES - 1.3%
152	CACI International, Inc., Class A(a)	42,528

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	TECHNOLOGY SERVICES - 1.3% (Continued)
1,062	LiveRamp Holdings, Inc.(a)	$45,836
		88,364
	TELECOMMUNICATIONS - 0.7%
1,214	Iridium Communications, Inc.(a)	48,062

	TRANSPORTATION & LOGISTICS - 3.4%
506	Atlas Air Worldwide Holdings, Inc.(a)	39,650
4,703	Marten Transport Ltd.	81,127
657	Matson, Inc.	72,776
126	Saia, Inc.(a)	36,191
		229,744
	WHOLESALE - CONSUMER STAPLES - 1.4%
1,618	Performance Food Group Company(a)	90,673

	WHOLESALE - DISCRETIONARY - 0.5%
1,113	G-III Apparel Group Ltd.(a)	30,875

	TOTAL COMMON STOCKS (Cost $5,271,642)	6,291,044

Principal
Amount ($)
	COLLATERAL FOR SECURITIES LOANED — 5.6%
	REPURCHASE AGREEMENTS - 5.6%
373,779	Citigroup Global Markets, Inc. dated 2/28/2022, due 3/1/2022, 5.000%, total to be received $381,266	373,779
	(Collateralized by various US Government agency obligations, due 03/03/2022-02/15/2052, 0.000%-2.875% totaling $380,817)

	TOTAL REPURCHASE AGREEMENTS (Cost $373,779)	373,779

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.6%
	MONEY MARKET FUNDS - 6.6%
442,262	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.02% (Cost $442,262)(c)	$442,262

	TOTAL INVESTMENTS - 106.4% (Cost $6,087,683)	$7,107,085
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.4)%	(428,189)
	NET ASSETS - 100.0%	$6,678,896

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of February 28, 2022 was $652,505.

(c)	Rate disclosed is the seven day effective yield as of February 28, 2022.

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 100.5%
	Australia - 2.7%
740	Macquarie Group Ltd.	$97,368

	Brazil - 1.8%
11,060	Banco Santander Brasil - ADR	64,922

	Canada - 4.5%
730	Bank of Montreal	83,342
4,050	Manulife Financial Corporation	82,053
		165,395
	Cayman Islands - 1.7%
2,310	Weibo Corporation - ADR(a)	63,363

	China - 2.5%
10,700	China Merchants Bank Company Ltd., H Shares	90,193

	Finland - 2.0%
13,230	Nokia Corporation(a)	71,552

	France - 4.3%
560	Arkema S.A.	74,279
1,340	Compagnie de Saint-Gobain	83,102
		157,381
	Germany - 8.3%
303	Allianz SE(b)	68,314
1,970	GEA Group AG	86,161
360	Merck KGaA	71,418
1,200	Siemens Healthineers AG	77,019
		302,912
	Hong Kong - 7.6%
83,000	Lenovo Group Ltd.(b)	92,425
44,000	Tingyi (Cayman Islands) Holding Corporation(b)	97,344
83,000	Want Want China Holdings, Ltd.(b)	88,355
		278,124

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 100.5% (Continued)
	India - 1.8%
1,250	Dr. Reddy’s Laboratories Ltd. - ADR	$66,775

	Italy - 2.9%
6,710	Eni SpA	104,391

	Japan - 18.3%
3,100	Ajinomoto Company, Inc.	90,343
8,900	Hino Motors Ltd.	83,637
1,600	Konami Corp(c)	91,032
1,400	Nippon Yusen KK	131,176
4,400	Olympus Corp.	89,372
1,000	Sony Corporation(b)	102,179
2,000	Toyota Tsusho Corp.(b)	83,036
		670,775
	Korea (Republic of) - 3.9%
1,140	Kia Motors Corporation(b)	70,679
540	Kumho Petrochemical Co Ltd(b)	72,856
		143,535
	Luxembourg - 1.8%
640	Eurofins Scientific S.E.	64,958

	Mexico - 2.4%
22,720	Wal-Mart de Mexico S.A.B de C.V.	86,526

	Netherlands - 2.2%
1,870	STMicroelectronics N.V.	78,513

	Poland - 1.7%
6,310	Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	60,637

	South Africa - 2.4%
6,390	Mr. Price Group Ltd.	87,158

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 100.5% (Continued)
	Sweden - 3.7%
3,840	Hennes & Mauritz AB (H&M), Class B(b)	$64,067
5,960	Husqvarna AB, B Shares	71,762
		135,829
	Switzerland - 4.5%
2,520	ABB Ltd.	85,150
4,220	UBS Group AG(b)	77,627
		162,777
	Taiwan Province of China - 7.9%
7,830	ASUSTEK COMPUTER INC(b)	103,780
3,000	MediaTek, Inc.	116,129
15,000	VANGAURD INTERNATIONAL SEMICONDUCTOR CORPORATION	67,163
		287,072
	United Kingdom - 11.6%
1,920	Anglo American plc	97,454
35,540	Barclays plc	86,837
2,940	BP plc - ADR	85,877
1,120	InterContinental Hotels Group plc(a),(b)	77,982
18,520	Kingfisher PLC	75,543
		423,693

	TOTAL COMMON STOCKS (Cost $3,068,881)	3,663,849

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal
Amount ($)		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 2.6%
	REPURCHASE AGREEMENT — 2.6%
96,180	Nomura Securities International, Inc. dated 2/28/2022, due 3/1/2022, 5.000%, total to be received $98,106	$96,180
	(Collateralized by various US Government agency obligations, due 03/03/2022 -02/15/2052, 0.000% -2.875% totaling $97,978)

	TOTAL REPURCHASE AGREEMENT (Cost $96,180)	96,180

	TOTAL INVESTMENTS - 103.1% (Cost $3,165,061)	$3,760,029
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1)%	(111,850)
	NET ASSETS - 100.0%	$3,648,179

ADR	- American Depositary Receipt

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

S/A	- Société Anonyme

BNY	- Bank of NY

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Depreciation
To Sell:
Canadian Dollar	03/01/2022	Bank of NY	859	$678	$(7)
British Pound	03/02/2022	Bank of NY	8,285	11,114	(20)
Euro	03/02/2022	Bank of NY	21,246	23,824	(61)
Japanese Yen	03/02/2022	Bank of NY	239,230	2,081	(10)
Polish Zloty	03/02/2022	Bank of NY	31,914	7,601	(6)
Swedish Krona	03/02/2022	Bank of NY	40,477	4,272	(8)
Swiss Franc	03/02/2022	Bank of NY	5,674	6,186	(38)
				$55,756	$(150)

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	All or a portion of this security is on loan. The total fair value of the securities on loan as of February 28, 2022 was $89,648.

See accompanying notes to financial statements.

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9%
	BIOTECH & PHARMA - 38.8%
2,965	AbbVie, Inc.	$438,138
2,685	Amgen, Inc.	608,100
349	Biogen, Inc.(a)	73,642
14,929	Exelixis, Inc.(a)	306,492
6,420	Gilead Sciences, Inc.	387,768
10,045	GlaxoSmithKline plc - ADR(b)	420,484
2,255	Jazz Pharmaceuticals plc(a)	309,882
1,455	Johnson & Johnson	239,449
4,935	Merck & Company, Inc.	377,922
2,575	Neurocrine Biosciences, Inc.(a)	231,415
3,191	Novartis A.G. - ADR	279,085
720	Regeneron Pharmaceuticals, Inc.(a)	445,219
3,265	United Therapeutics Corporation(a)	542,644
570	Vertex Pharmaceuticals, Inc.(a)	131,111
		4,791,351
	HEALTH CARE FACILITIES & SERVICES - 34.6%
3,000	AmerisourceBergen Corporation	427,590
1,457	Anthem, Inc.	658,345
6,336	Cardinal Health, Inc.	342,207
1,211	Charles River Laboratories International, Inc.(a)	352,595
630	Humana, Inc.	273,622
3,475	McKesson Corporation	955,485
1,240	Medpace Holdings, Inc.(a)	189,683
2,910	Quest Diagnostics, Inc.	381,996
1,450	UnitedHealth Group, Inc.	690,012
		4,271,535
	MEDICAL EQUIPMENT & DEVICES - 26.5%
7,089	Alcon, Inc.(b)	545,782
1,327	Illumina, Inc.(a)	433,398
1,435	Intuitive Surgical, Inc.(a)	416,624
5,025	Medtronic PLC	527,575
2,155	Stryker Corporation	567,518
800	Thermo Fisher Scientific, Inc.	435,200

See accompanying notes to financial statements.

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 26.5% (Continued)
2,740	Zimmer Biomet Holdings, Inc.	$348,501
		3,274,598

	TOTAL COMMON STOCKS (Cost $9,122,101)	12,337,484

Principal
Amount ($)
	COLLATERAL FOR SECURITIES LOANED — 3.5%
	REPURCHASE AGREEMENTS — 3.5%
435,050	Morgan Stanley & Co., LLC dated 2/28/2022, due 3/1/2022, 5.000%, total to be received $443,766	435,050
	(Collateralized by various US Government agency obligations, due 05/01/2022-01/01/57, 0.250%-8.500% totaling $442,876)

	TOTAL REPURCHASE AGREEMENTS (Cost $435,050)	435,050

Shares
	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
92,319	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.02% (Cost $92,319)(c)	92,319

	TOTAL INVESTMENTS - 104.1% (Cost $9,649,470)	$12,864,853
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1)%	(509,821)
	NET ASSETS - 100.0%	$12,355,032

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of February 28, 2022 was $967,884.

(c)	Rate disclosed is the seven day effective yield as of February 28, 2022.

See accompanying notes to financial statements.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 100.3%
	DATA CENTER REIT - 1.8%
6,915	Digital Realty Trust, Inc.	$932,972

	E-COMMERCE DISCRETIONARY - 11.9%
1,478	Amazon.com, Inc.(a)	4,539,322
31,600	eBay, Inc.	1,725,044
		6,264,366
	INTERNET MEDIA & SERVICES - 16.8%
367	Alphabet, Inc., Class A(a)	991,318
1,931	Alphabet, Inc., Class C(a)	5,209,491
12,400	Meta Platforms, Inc., Class A(a)	2,616,772
		8,817,581
	LEISURE FACILITIES & SERVICES - 1.7%
36,891	DraftKings, Inc., Class A(a),(b)	873,579

	SEMICONDUCTORS - 16.7%
48,033	Intel Corporation	2,291,174
6,681	KLA Corporation	2,328,329
16,920	QUALCOMM, Inc.	2,910,070
9,300	Skyworks Solutions, Inc.	1,284,981
		8,814,554
	SOFTWARE - 21.3%
12,790	Akamai Technologies, Inc.(a)	1,384,645
8,042	Microsoft Corporation	2,402,870
31,151	Oracle Corporation	2,366,541
7,120	salesforce.com, Inc.(a)	1,498,974
7,279	Synopsys, Inc.(a)	2,273,887
11,510	VMware, Inc., Class A	1,350,353
		11,277,270
	TECHNOLOGY HARDWARE - 11.1%
19,500	Apple, Inc.	3,219,840
46,577	Cisco Systems, Inc.	2,597,599
		5,817,439
	TECHNOLOGY SERVICES - 19.0%
17,805	Amdocs Ltd.	1,401,254

See accompanying notes to financial statements.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 100.3% (Continued)
	TECHNOLOGY SERVICES - 19.0% (Continued)
18,963	Cognizant Technology Solutions Corporation, Class A	$1,633,283
8,412	Global Payments, Inc.	1,121,993
7,795	Jack Henry & Associates, Inc.	1,378,156
4,139	Mastercard, Inc., Class A	1,493,434
8,010	PayPal Holdings, Inc.(a)	896,559
9,502	Visa, Inc., Class A	2,053,572
		9,978,251

	TOTAL COMMON STOCKS (Cost $19,448,096)	52,776,012

Principal
Amount ($)
	COLLATERAL FOR SECURITIES LOANED — 0.2%
	REPURCHASE AGREEMENT — 0.2%
119,028	Citigroup Global Markets, Inc. dated 2/28/2022, due 3/1/2022, 5.000%, total to be received $121,423	119,028
	Collateralized by various US Government agency obligations, due 03/10/2022-02/15/52, 0.000%-2.875% totaling $121,280)

	TOTAL REPURCHASE AGREEMENT (Cost $119,028)	119,028

Shares
	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
281,830	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.02% (Cost $281,830)(c)	281,830

	TOTAL INVESTMENTS - 101.0% (Cost $19,848,954)	$53,176,870
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(535,923)
	NET ASSETS - 100.0%	$52,640,947

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of February 28, 2022 was $116,150.

(c)	Rate disclosed is the seven day effective yield as of February 28, 2022.

See accompanying notes to financial statements.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 98.2%
	CHEMICALS - 18.1%
1,239	BASF S.E. - ADR	$20,394
894	Covestro A.G. - ADR	23,816
809	Dow, Inc.	47,699
390	DuPont de Nemours, Inc.	30,174
773	Huntsman Corporation	31,260
134	Linde plc	39,294
436	LyondellBasell Industries N.V., Class A	42,392
1,078	Mosaic Company (The)	56,520
96	PPG Industries, Inc.	12,811
24	Sherwin-Williams Company (The)	6,315
135	Westlake Corporation	14,892
		325,567
	CONTAINERS & PACKAGING - 4.2%
414	Berry Global Group, Inc.(a)	25,109
625	International Paper Company	27,206
526	Westrock Company	23,812
		76,127
	ENGINEERING & CONSTRUCTION - 0.1%
172	Technip Energies N.V. - ADR(a)	1,911

	FORESTRY, PAPER & WOOD PRODUCTS - 1.1%
555	Sylvamo Corporation(a)	19,370

	METALS & MINING - 14.8%
2,228	Anglo American plc - ADR	57,170
8,219	B2Gold Corporation	33,123
483	BHP Group Ltd. - ADR	32,743
503	Freeport-McMoRan, Inc.	23,616
3,144	Kinross Gold Corporation	15,751
290	Newmont Corporation	19,198
651	Rio Tinto plc - ADR	51,156
1,836	Vale S.A. - ADR	33,948
		266,705

See accompanying notes to financial statements.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	OIL & GAS PRODUCERS - 55.7%
2,007	BP plc - ADR	$58,624
1,154	Canadian Natural Resources Ltd.	64,428
550	Chesapeake Energy Corporation	42,488
842	Chevron Corporation	121,248
1,008	China Petroleum & Chemical Corporation - ADR	50,249
170	ConocoPhillips	16,126
349	Diamondback Energy, Inc.	48,197
591	Enbridge, Inc.	25,519
684	Eni SpA - ADR	21,183
563	EOG Resources, Inc.	64,700
3,184	Equitrans Midstream Corporation	20,409
2,005	Exxon Mobil Corporation	157,231
680	HollyFrontier Corporation	20,706
1,110	Ovintiv, Inc.	50,894
1,594	PetroChina Company Ltd. - ADR	84,897
977	Petroleo Brasileiro S.A.- ADR	13,961
1,336	Shell plc - ADR	69,994
445	TotalEnergies S.E. - ADR	22,486
570	Valero Energy Corporation	47,601
		1,000,941
	STEEL - 4.2%
389	Nucor Corporation	51,200
343	Steel Dynamics, Inc.	24,209
		75,409

	TOTAL COMMON STOCKS (Cost $1,338,859)	1,766,030

See accompanying notes to financial statements.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	SHORT TERM INVESTMENTS — 2.7%
	MONEY MARKET FUNDS - 2.7%
48,983	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.02% (Cost $48,983)(b)	$48,983

	TOTAL INVESTMENTS - 100.9% (Cost $1,387,842)	$1,815,013
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(16,200)
	NET ASSETS - 100.0%	$1,798,813

ADR	- American Depositary Receipt

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	Non income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2022.

See accompanying notes to financial statements.

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4%
	ASSET MANAGEMENT - 13.7%
56	Ameriprise Financial, Inc.	$16,788
82	BlackRock, Inc.	61,000
270	Charles Schwab Corporation (The)	22,804
1,144	Franklin Resources, Inc.	34,011
406	Invesco Ltd.	8,623
493	Raymond James Financial, Inc.	54,057
702	Stifel Financial Corporation	51,597
		248,880
	BANKING - 35.3%
1,861	Bank of America Corporation	82,257
214	Bank OZK	10,062
1,363	Citigroup, Inc.	80,731
323	East West Bancorp, Inc.	28,282
513	JPMorgan Chase & Company	72,743
60	PNC Financial Services Group, Inc. (The)	11,955
556	Popular, Inc.	51,069
2,059	Regions Financial Corporation	49,807
846	Synovus Financial Corporation	44,542
251	Truist Financial Corporation	15,617
1,183	US Bancorp	66,887
1,473	Wells Fargo & Company	78,614
655	Zions Bancorp	46,433
		638,999
	INSTITUTIONAL FINANCIAL SERVICES - 10.5%
233	Cboe Global Markets, Inc.	27,329
48	CME Group, Inc.	11,353
73	Goldman Sachs Group, Inc. (The)	24,914
478	Intercontinental Exchange, Inc.	61,241
716	Morgan Stanley	64,970
		189,807
	INSURANCE - 25.7%
731	Aflac, Inc.	44,657
285	American Financial Group, Inc.	38,586
32	Aon PLC, Class A	9,349

See accompanying notes to financial statements.

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INSURANCE - 25.7% (Continued)
67	Arthur J Gallagher & Company	$10,599
586	Berkshire Hathaway, Inc., Class B(a)	188,370
354	Chubb Ltd.	72,089
341	Equitable Holdings, Inc.	11,137
179	Marsh & McLennan Companies, Inc.	27,818
771	MetLife, Inc.	52,081
97	Progressive Corporation (The)	10,275
		464,961
	MORTGAGE FINANCE - 1.6%
2,206	AGNC Investment Corporation	28,479

	SPECIALTY FINANCE - 9.9%
139	American Express Company	27,041
282	Capital One Financial Corporation	43,222
190	Discover Financial Services	23,454
584	Fidelity National Financial, Inc.	27,822
324	First American Financial Corporation	21,721
836	Synchrony Financial	35,764
		179,024
	TECHNOLOGY SERVICES - 2.7%
25	Moody’s Corporation	8,051
16	MSCI, Inc.	8,027
88	S&P Global, Inc.	33,062
		49,140

	TOTAL COMMON STOCKS (Cost $1,135,418)	1,799,288

See accompanying notes to financial statements.

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	SHORT TERM INVESTMENTS — 1.3%
	MONEY MARKET FUNDS - 1.3%
24,103	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.02% (Cost $24,103)(b)	$24,103

	TOTAL INVESTMENTS - 100.7% (Cost $1,159,521)	$1,823,391
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(13,267)
	NET ASSETS - 100.0%	$1,810,124

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

(a)	Non income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2022.

See accompanying notes to financial statements.

SARATOGA INVESTMENT QUALITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	OPEN END FUNDS — 95.8%
	FIXED INCOME - 95.8%
85,245	Vanguard Short-Term Bond Index Fund, Admiral Class	$888,249
528,366	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	10,535,628
		11,423,877

	TOTAL OPEN END FUNDS (Cost $11,571,137)	11,423,877

	SHORT TERM INVESTMENTS — 4.9%
	MONEY MARKET FUNDS - 4.9%
581,521	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.02% (Cost $581,521)(a)	581,521

	TOTAL INVESTMENTS - 100.7% (Cost $12,152,658)	$12,005,398
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(83,132)
	NET ASSETS - 100.0%	$11,922,266

(a)	Rate disclosed is the seven day effective yield as of February 28, 2022.

See accompanying notes to financial statements.

SARATOGA MUNICIPAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	OPEN END FUNDS — 94.9%
	FIXED INCOME - 94.9%
76,052	JPMorgan Ultra-Short Municipal Fund, Class I	$758,996
4,381	Vanguard Short-Term Tax-Exempt Fund, Admiral Class	69,004
		828,000

	TOTAL OPEN END FUNDS (Cost $835,597)	828,000

	SHORT-TERM INVESTMENTS — 5.8%

	MONEY MARKET FUNDS - 5.8%
50,224	Dreyfus AMT Free Tax Exempt Cash Management, Institutional Class, 0.01% (Cost $50,219)(a)	50,219

	TOTAL INVESTMENTS - 100.7% (Cost $885,816)	$878,219
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(5,903)
	NET ASSETS - 100.0%	$872,316

(a)	Rate disclosed is the seven day effective yield as of February 28, 2022.

See accompanying notes to financial statements.

SARATOGA US GOVT MM PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 99.7%
	MONEY MARKET FUNDS - 99.7%
1,352,366	BlackRock Liquidity FedFund, Institutional Class, 0.03%(a)	$1,352,366
1,352,366	Dreyfus Government Cash Management, Class I, 0.03%(a)	1,352,366
1,352,366	Federated Hermes Government Obligations Fund, Institutional Class, 0.03%(a)	1,352,366
1,352,366	JPMorgan US Government Money Market Fund, Capital Class, 0.03%(a)	1,352,366
	TOTAL MONEY MARKET FUNDS (Cost $5,409,464)	5,409,464

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,409,464)	5,409,464

	TOTAL INVESTMENTS - 99.7% (Cost $5,409,464)	$5,409,464
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	17,652
	NET ASSETS - 100.0%	$5,427,116

(a)	Rate disclosed is the seven day effective yield as of February 28, 2022.

See accompanying notes to financial statements.

SARATOGA AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	OPEN END FUNDS — 93.2%
	ALTERNATIVE - 9.4%
11,188	Eaton Vance Global Macro Absolute Return Fund, Class I	$93,864

	EQUITY - 72.3%
2,430	Saratoga Energy & Basic Materials Portfolio, Class I(a)	30,664
1,672	Saratoga Health & Biotechnology Portfolio, Class I(a)	38,346
5,277	Saratoga Large Capitalization Growth Portfolio, Class I(a)	135,453
6,643	Saratoga Large Capitalization Value Portfolio, Class I(a)	179,487
8,691	Saratoga Mid Capitalization Portfolio, Class I(a)	111,685
1,330	Saratoga Technology & Communications Portfolio, Class I(a)	35,692
701	Vanguard Financials Index Fund, Admiral Class	33,260
852	Vanguard Small-Cap Index Fund, Admiral Class	85,783
2,117	Vanguard Total International Stock Index Fund, Admiral Class	68,279
		718,649
	FIXED INCOME - 11.5%
5,747	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	114,597

	TOTAL OPEN END FUNDS (Cost $892,624)	927,110

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 7.3%
	MONEY MARKET FUNDS - 7.3%
72,839	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.02% (Cost $72,839)(b)	72,839

	TOTAL INVESTMENTS - 100.5% (Cost $965,463)	$999,949
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(4,564)
	NET ASSETS - 100.0%	$995,385

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2022.

See accompanying notes to financial statements.

SARATOGA CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	OPEN END FUNDS — 85.8%
	ALTERNATIVE - 7.8%
25,173	Eaton Vance Global Macro Absolute Return Fund, Class I	$211,199

	EQUITY - 47.4%
14,707	Saratoga Large Capitalization Growth Portfolio, Class I(a)	377,520
18,249	Saratoga Large Capitalization Value Portfolio, Class I(a)	493,097
24,420	Saratoga Mid Capitalization Portfolio, Class I(a)	313,796
641	Vanguard Small-Cap Index Fund, Admiral Class	64,520
1,327	Vanguard Total International Stock Index Fund, Admiral Class	42,787
		1,291,720
	FIXED INCOME - 30.6%
41,856	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	834,616

	TOTAL OPEN END FUNDS (Cost $2,312,693)	2,337,535

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.7%
	MONEY MARKET FUNDS - 14.7%
400,324	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.02% (Cost $400,324)(b)	400,324

	TOTAL INVESTMENTS - 100.5% (Cost $2,713,017)	$2,737,859
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(13,380)
	NET ASSETS - 100.0%	$2,724,479

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2022.

See accompanying notes to financial statements.

SARATOGA MODERATELY BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	OPEN END FUNDS — 90.5%
	ALTERNATIVE - 7.4%
15,313	Eaton Vance Global Macro Absolute Return Fund, Class I	$128,473

	EQUITY - 61.3%
2,283	Saratoga Energy & Basic Materials Portfolio, Class I(a)	28,815
1,582	Saratoga Health & Biotechnology Portfolio, Class I(a)	36,283
10,047	Saratoga Large Capitalization Growth Portfolio, Class I(a)	257,898
12,567	Saratoga Large Capitalization Value Portfolio, Class I(a)	339,557
16,684	Saratoga Mid Capitalization Value Portfolio, Class I(a)	214,393
1,443	Saratoga Technology & Communications Portfolio, Class I(a)	38,717
671	Vanguard Financials Index Fund, Admiral Class	31,850
732	Vanguard Small-Cap Index Fund, Admiral Class	73,729
1,499	Vanguard Total International Stock Index Fund, Admiral Class	48,330
		1,069,572
	FIXED INCOME - 21.8%
19,059	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	380,040

	TOTAL OPEN END FUNDS (Cost $1,515,340)	1,578,085

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 9.9%
	MONEY MARKET FUNDS - 9.9%
172,094	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.02% (Cost $172,094)(b)	172,094

	TOTAL INVESTMENTS - 100.4% (Cost $1,687,434)	$1,750,179
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(7,647)
	NET ASSETS - 100.0%	$1,742,532

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2022.

See accompanying notes to financial statements.

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	OPEN END FUNDS — 91.1%
	ALTERNATIVE - 8.2%
9,265	Eaton Vance Global Macro Absolute Return Fund, Class I	$77,734

	EQUITY - 65.0%
1,832	Saratoga Energy & Basic Materials Portfolio, Class I(a)	23,117
1,079	Saratoga Health & Biotechnology Portfolio, Class I(a)	24,732
5,112	Saratoga Large Capitalization Growth Portfolio, Class I(a)	131,214
6,396	Saratoga Large Capitalization Value Portfolio, Class I(a)	172,829
9,181	Saratoga Mid Capitalization Portfolio, Class I(a)	117,970
868	Saratoga Technology & Communications Portfolio, Class I(a)	23,308
397	Vanguard Financials Index Fund, Admiral Class	18,864
622	Vanguard Small-Cap Index Fund, Admiral Class	62,628
1,338	Vanguard Total International Stock Index Fund, Admiral Class	43,147
		617,809
	FIXED INCOME - 17.9%
8,516	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	169,805

	TOTAL OPEN END FUNDS (Cost $829,394)	865,348

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 9.2%
	MONEY MARKET FUNDS - 9.2%
87,002	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.02% (Cost $87,002)(b)	87,002

	TOTAL INVESTMENTS - 100.3% (Cost $916,396)	$952,350
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(3,103)
	NET ASSETS - 100.0%	$949,247

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2022.

See accompanying notes to financial statements.

SARATOGA MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	OPEN END FUNDS — 89.4%
	ALTERNATIVE - 7.7%
6,800	Eaton Vance Global Macro Absolute Return Fund, Class I	$57,052

	EQUITY - 54.6%
4,066	Saratoga Large Capitalization Growth Portfolio, Class I(a)	104,364
4,976	Saratoga Large Capitalization Value Portfolio, Class I(a)	134,458
7,093	Saratoga Mid Capitalization Portfolio, Class I(a)	91,144
454	Vanguard Small-Cap Index Fund, Admiral Class	45,702
951	Vanguard Total International Stock Index Fund, Admiral Class	30,658
		406,326
	FIXED INCOME - 27.1%
10,117	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	201,732

	TOTAL OPEN END FUNDS (Cost $649,660)	665,110

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 10.9%
	MONEY MARKET FUNDS - 10.9%
81,394	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.02% (Cost $81,394)(b)	81,394

	TOTAL INVESTMENTS - 100.3% (Cost $731,054)	$746,504
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(2,120)
	NET ASSETS - 100.0%	$744,384

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2022.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2022 (Unaudited)

	Large	Large
	Capitalization	Capitalization	Mid	Small	International
	Value	Growth	Capitalization	Capitalization	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost (including collateral on loaned securities Note 4)	$18,115,531	$21,947,283	$9,413,646	$6,086,904	$3,165,061
Investments in securities, at value (including collateral on loaned securities Note 4)	$19,832,461	$27,995,275	$12,450,007	$7,107,084	$3,760,029
Foreign Cash (Cost $0, $0, $0, $0, $598)	—	—	—	—	598
Cash held as collateral for securities on loan	—	—	32,279	299,950	—
exchange contracts	—	—	—	—	55,606
Receivable for securities sold	667,433	229,396	22,143	—	71,013
Receivable for fund shares sold	378	322	253	167	137
Interest and dividends receivable	14,921	15,285	13,943	5,399	23,613
Prepaid expenses and other assets	7,770	25,027	9,428	4,993	3,433
Total Assets	20,522,963	28,265,305	12,528,053	7,417,593	3,914,429

Liabilities:
Securities lending collateral (Market value of securities on loan $0, $533,750, $30,790, $652,505, $89,648)	—	544,467	32,279	673,728	96,180
Due to Custodian	—	—	—	—	37,745
Payable for securities purchased	499,369	—	29,229	—	—
Payable for fund shares redeemed	755	5,367	2,650	1,724	3,579
Payable to manager	11,606	14,422	7,040	2,938	481
Unrealized depreciation on forward currency exchange contracts	—	—	—	—	55,756
Administration fees payable	90,630	136,747	33,146	25,016	26,058
Custody fees payable	3,072	11,123	9,327	7,127	25,694
Trustee fees payable	—	825	2,301	1,266	1,493
Compliance officer fees payable	6,677	281	7,700	5,138	1,500
Payable for distribution (12b-1) fees	215	2,130	591	25	54
Dividend Payable	—	—	—	—	478
Accrued expenses and other liabilities	30,851	49,672	40,114	21,735	17,232
Total Liabilities	643,175	765,034	164,377	738,697	266,250

Net Assets	$19,879,788	$27,500,271	$12,363,676	$6,678,896	$3,648,179

Net Assets:
Par value of shares of beneficial interest	$7,384	$11,938	$9,737	$8,894	$3,147
Paid in capital	16,840,146	22,200,999	9,369,137	5,106,596	5,493,883
Accumulated earnings (loss)	3,032,258	5,287,334	2,984,802	1,563,406	(1,848,851)
Net Assets	$19,879,788	$27,500,271	$12,363,676	$6,678,896	$3,648,179

Net Asset Value Per Share
Class I
Net Assets	$19,356,556	$24,014,847	$10,625,746	$6,603,383	$3,580,029
Shares of beneficial interest outstanding	716,293	935,367	826,593	873,968	308,771
Net asset value, redemption price and offering price per share	$27.02	$25.67	$12.85	$7.56	$11.59

Class A
Net Assets	$397,754	$1,244,642	$1,597,884	$70,779	$57,830
Shares of beneficial interest outstanding	15,753	56,631	130,168	10,680	4,957
Net asset value, redemption price per share	$25.25	$21.98	$12.28	$6.63	$11.67
Offering price per share (maximum sales charge of 5.75%)	$26.79	$23.32	$13.03	$7.03	$12.38

Class C
Net Assets	$125,478	$2,240,782	$140,046	$4,734	$10,320
Shares of beneficial interest outstanding	6,385	201,752	16,920	4,734	985
Net asset value, offering price per share (a)	$19.65	$11.11	$8.28	$1.00	$10.48

(a)	Redemption price per C share varies based on length of time shares are held.

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2022 (Unaudited)

						Investment
	Health &	Technology &	Energy & Basic	Financial		Quality
	Biotechnology	Communications	Materials	Services		Bond
	Portfolio	Portfolio	Portfolio	Portfolio		Portfolio
Assets:
Investments in securities, at cost (including collateral on loaned securities Note 4)	$9,649,470	$19,848,954	$1,387,842	$1,159,521		$12,152,658
Investments in securities, at value (including collateral on loaned securities Note 4)	$12,864,853	$53,176,870	$1,815,013	$1,823,391		$12,005,398
Cash held as collateral for securities on loan	619,757	—	—	—		—
Receivable for securities sold	—	—	11,456	—		—
Receivable for fund shares sold	61	273	44	51		295
Interest and dividends receivable	15,518	43,426	8,136	2,049		5,929
Receivable from manager	—	—	939	—		—
Prepaid expenses and other assets	21,190	65,761	3,254	2,603		10,558
Total Assets	13,521,379	53,286,330	1,838,842	1,828,094		12,022,180

Liabilities:
Securities lending collateral (Market value of securities on loan $967,884, $116,150, $0, $0, $0)	1,054,807	119,028	—	—		—
Due to Custodian	—	—	5	—		—
Payable for securities purchased	—	—	18,164	—		—
Payable for fund shares redeemed	514	42,026	—	536		696
Payable to manager	11,937	51,807	—	523		6,642
Administration fees payable	39,785	143,110	11,140	8,457		33,233
Custody fees payable	1,879	5,010	3,652	2,195		1,835
Trustee fees payable	2,601	10,582	286	306		2,968
Compliance officer fees payable	4,387	45,645	1,105	—		6,811
Payable for distribution (12b-1) fees	4,455	12,266	45	84		8,019
Dividend Payable	75	—	10	—		—
Accrued expenses and other liabilities	45,907	215,909	5,622	5,869		39,710
Total Liabilities	1,166,347	645,383	40,029	17,970		99,914

Net Assets	$12,355,032	52,640,947	$1,798,813	$1,810,124		$11,922,266

Net Assets:
Par value of shares of beneficial interest	$5,925	$22,316	$1,437	$1,638		$12,710
Paid in capital	8,851,965	16,990,174	2,570,816	1,162,509		12,135,786
Accumulated earnings (loss)	3,497,142	35,628,457	(773,440)	645,977		(226,230)
Net Assets	$12,355,032	$52,640,947	$1,798,813	$1,810,124		$11,922,266

Net Asset Value Per Share
Class I
Net Assets	$6,706,676	$28,909,560	$1,676,610	$1,561,548		$11,735,843
Shares of beneficial interest outstanding	292,497	1,076,984	132,902	139,132		1,250,920
Net asset value, redemption price and offering price per share	$22.93	$26.84	$12.62	$11.22		$9.38

Class A
Net Assets	$4,989,431	$16,594,655	$115,148	$248,558		$150,315
Shares of beneficial interest outstanding	253,645	720,044	10,034	24,659		16,143
Net asset value, redemption price per share	$19.67	$23.05	$11.48	$10.08		$9.31
Offering price per share (maximum sales charge of 5.75%)	$20.87	$24.46	$12.18	$10.69		$9.88

Class C
Net Assets	$658,925	$7,136,732	$7,055	$18		$36,108
Shares of beneficial interest outstanding	46,369	434,560	749	2		3,920
Net asset value, offering price per share (a)	$14.21	$16.42	$9.42	$8.96	(b)	$9.21

(a)	Redemption price per C share varies based on length of time shares are held.

(b)	Does not calculate due to rounding

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2022 (Unaudited)

			Aggressive	Conservative	Moderate
	Municipal	U.S. Government	Balanced	Balanced	Balanced
	Bond	Money Market	Allocation	Allocation	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:

Investments in Affiliates, at cost	$—	$—	$517,902	$1,149,785	$866,997
Investments in securities, at cost	885,816	5,409,464	447,561	1,563,232	820,437
Total Investments, at cost	$885,816	$5,409,464	$965,463	$2,713,017	$1,687,434
Investments Affiliates, at value	$—	$—	$531,327	$1,184,413	$915,663
Investments in securities, at value	878,219	5,409,464	468,622	1,553,446	834,516
Total Investments, at value	$878,219	$5,409,464	$999,949	$2,737,859	$1,750,179
Cash	7	—	—	—	—
Receivable for fund shares sold	—	155	9	32	—
Interest and dividends receivable	329	112	1	2	1
Receivable from manager	3,757	21,201	1,444	2,216	1,840
Prepaid expenses and other assets	3,738	15,204	493	2,487	1,533
Total Assets	886,050	5,446,136	1,001,896	2,742,596	1,753,553

Liabilities:
Administration fees payable	6,207	—	4,715	12,693	8,176
Custody fees payable	1,102	438	284	424	347
Trustee fees payable	150	798	—	—	—
Compliance officer fees payable	44	3,113	748	31	387
Payable for distribution (12b-1) fees	2,196	—	138	522	410
Distributions payable	—	41	—	—	—
Accrued expenses and other liabilities	4,035	14,630	626	4,447	1,701
Total Liabilities	13,734	19,020	6,511	18,117	11,021

Net Assets	$872,316	$5,427,116	$995,385	$2,724,479	$1,742,532

Net Assets:
Par value of shares of beneficial interest	$986	$54,393	$897	$2,500	$1,537
Paid in capital	905,687	5,372,713	904,777	2,574,998	1,594,489
Accumulated earnings (loss)	(34,357)	10	89,711	146,981	146,506
Net Assets	$872,316	$5,427,116	$995,385	$2,724,479	$1,742,532

Net Asset Value Per Share
Class I
Net Assets	$761,229	$5,178,067	$816,329	$2,027,311	$1,173,808
Shares of beneficial interest outstanding	85,935	5,190,711	73,502	185,653	103,369
Net asset value, redemption price and offering price per share	$8.86	$1.00	$11.11	$10.92	$11.36

Class A
Net Assets	$76,070	$163,889	$13	$37,379	$49,640
Shares of beneficial interest outstanding	8,703	163,750	1	3,425	4,374
Net asset value, redemption price per share	$8.74	$1.00	$13.00	(b) $10.91	$11.35
Offering price per share (maximum sales charge of 5.75%)	$9.27	$1.06	$13.79	$11.58	$12.04

Class C
Net Assets	$35,017	$85,160	$179,043	$659,788	$519,084
Shares of beneficial interest outstanding	3,992	84,815	16,175	60,928	45,981
Net asset value, offering price per share (a)	$8.77	$1.00	$11.07	$10.83	$11.29

(a)	Redemption price per C share varies based on length of time shares are held.

(b)	Does not calculate due to rounding.

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2022 (Unaudited)

	Moderately	Moderately
	Aggressive Balanced	Conservative
	Allocation	Balanced Allocation
	Portfolio	Portfolio
Assets:
Investments in Affiliates, at cost	$470,306	$317,235
Investments in Unaffilated securities, at cost	446,090	413,819
Total Investments, at cost	$916,396	$731,054

Investments Affiliates, at value	$493,170	$329,966
Investments in Unaffiated securities, at value	459,180	416,538
Total Investments, at value	$952,350	$746,504
Receivable for fund shares sold	—	10
Interest and dividends receivable	1	99
Receivable from manager	1,063	1,330
Prepaid expenses and other assets	1,991	557
Total Assets	955,405	748,500

Liabilities:
Administration fees payable	4,027	3,316
Custody fees payable	194	220
Compliance officer fees payable	31	237
Payable for distribution (12b-1) fees	166	126
Accrued expenses and other liabilities	1,740	217
Total Liabilities	6,158	4,116

Net Assets	$949,247	$744,384

Net Assets:
Par value of shares of beneficial interest	$847	$712
Paid in capital	865,696	689,717
Accumulated earnings	82,704	53,955
Net Assets	$949,247	$744,384

Net Asset Value Per Share
Class I
Net Assets	$683,375	$580,844
Shares of beneficial interest outstanding	60,882	55,422
Net asset value, redemption price and offering price per share	$11.22	$10.48

Class A
Net Assets	$67,157	$13
Shares of beneficial interest outstanding	6,000	1
Net asset value, redemption price per share	$11.19	$13.00	(b)
Offering price per share (maximum sales charge of 5.75%)	$11.87	$13.79

Class C
Net Assets	$198,715	$163,527
Shares of beneficial interest outstanding	17,791	15,808
Net asset value, offering price per share (a)	$11.17	$10.34

(a)	Redemption price per C share varies based on length of time shares are held.

(b)	Does not calculate due to rounding

STATEMENTS OF OPERATIONS
For the Period Ended February 28, 2022 (Unaudited)

	Large	Large
	Capitalization	Capitalization	Mid	Small	International
	Value	Growth	Capitalization	Capitalization	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$59,747	$93,498	$84,479	$36,163	$46,935
Interest income	105	21	8	13	2
Securities lending income - net	28	375	2,856	390	502
Less: Foreign withholding taxes	(346)	—	—	—	(7,890)
Total Investment Income	59,534	93,894	87,343	36,566	39,549

Operating Expenses:
Management fees	63,189	98,013	46,572	21,928	15,453
Distribution (12b-1) fees
Class A Shares	763	2,648	3,283	144	156
Class C Shares	603	13,170	807	17	48
Administration fees	94,416	148,936	40,086	26,534	28,549
Registration fees	4,924	6,663	2,891	1,000	3,968
Professional fees	10,390	17,888	20,814	11,689	5,995
Custodian fees	3,509	7,007	7,739	6,447	19,836
Trustees’ fees	1,187	243	2,029	1,093	731
Compliance officer fees	7,406	414	6,072	3,817	1,256
Printing and postage expense	2,507	1,976	1,187	196	691
Insurance expense	776	1,057	724	391	261
Shareholder servicing fees	932	2,534	1,509	360	215
Miscellaneous expenses	1,041	966	1,041	1,041	2,076
Total Operating Expenses	191,643	301,515	134,754	74,657	79,235
Less: Expenses waived and/or reimbursed	—	—	—	—	(19,347)
Net Operating Expenses	191,643	301,515	134,754	74,657	59,888

Net Investment Income (Loss)	(132,109)	(207,621)	(47,411)	(38,091)	(20,339)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	1,846,528	2,462,716	478,671	582,910	204,809
Net Realized Gain (Loss)	1,846,528	2,462,716	478,671	582,910	204,809

Net change in unrealized appreciation (depreciation) on Investments and Foreign currency translations	(982,472)	(4,631,449)	(630,539)	(535,383)	(335,539)
Net Realized and Unrealized Gain on investments	864,056	(2,168,733)	(151,868)	47,527	(130,730)

Net Increase (Decrease) in Net Assets Resulting From Operations	$731,947	$(2,376,354)	$(199,279)	$9,436	$(151,069)

STATEMENTS OF OPERATIONS
For the Period Ended February 28, 2022 (Unaudited)

					Investment
	Health &	Technology &	Energy & Basic	Financial	Quality
	Biotechnology	Communications	Materials	Services	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$83,561	$548,218	$33,613	$20,926	$32,313
Interest income	6	12	2	1	24
Securities lending income - net	485	11,816	—	—	—
Less: Foreign withholding taxes	(151)	—	(1,416)	25	—
Total Investment Income	83,901	560,046	32,199	20,952	32,337

Operating Expenses:
Management fees	79,899	374,858	9,326	10,868	32,680
Distribution (12b-1) fees
Class A Shares	10,264	37,116	208	501	311
Class C Shares	3,395	43,160	32	—	181
Administration fees	46,102	181,001	10,595	9,022	39,688
Registration fees	2,019	9,812	2,851	3,173	1,629
Professional fees	23,018	108,640	2,121	2,872	25,459
Custodian fees	1,187	4,657	2,976	1,455	1,488
Trustees’ fees	2,130	9,653	219	286	3,240
Compliance officer fees	3,662	34,683	894	1,267	5,931
Printing and postage expense	1,381	14,876	346	346	1,488
Insurance expense	762	3,448	78	101	695
Shareholder servicing fees	3,720	14,876	40	174	889
Miscellaneous expenses	2,076	1,041	2,076	1,041	2,076
Total Operating Expenses	179,615	837,821	31,762	31,106	115,755
Less: Expenses waived	—	—	(9,091)	(4,504)	(2,389)
Net Operating Expenses	179,615	837,821	22,671	26,602	113,366

Net Investment Income (Loss)	(95,714)	(277,775)	9,528	(5,650)	(81,029)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	377,511	3,286,878	19,056	41,270	2,282
Net realized gain (loss)	377,511	3,286,878	19,056	41,270	2,282

Net change in unrealized appreciation (depreciation) on Investments and Foreign currency transactions	(1,052,760)	(11,576,206)	223,956	(37,122)	(135,743)
Net Realized and Unrealized Gain (Loss) on Investments	(675,249)	(8,289,328)	243,012	4,148	(133,461)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(770,963)	$(8,567,103)	$252,540	$(1,502)	$(214,490)

STATEMENTS OF OPERATIONS
For the Period Ended February 28, 2022 (Unaudited)

			Aggressive	Conservative	Moderate
	Municipal	U.S. Government	Balanced	Balanced	Balanced
	Bond	Money Market	Allocation	Allocation	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment Income:
Dividend income	$1,287	$—	$4,975	$8,297	$5,909
Interest income	1	773	4	20	9
Dividend income from Affiliates	—	—	28,993	79,419	54,587
Total Investment Income	1,288	773	33,972	87,736	60,505

Operating Expenses:
Management fees	2,373	13,415	4,553	12,328	7,865
Distribution (12b-1) fees
Class A Shares	152	512	3	47	65
Class C Shares	175	457	897	3,333	2,630
Registration fees	766	3,461	357	1,299	998
Administration fees	6,174	1,954	4,698	13,066	8,305
Custodian fees	644	710	361	535	415
Printing and postage expense	371	3,821	130	242	196
Professional fees	1,575	2,202	567	1,529	966
Shareholder servicing fees	100	85	78	(107)	27
Compliance officer fees	248	3,090	676	108	364
Trustees’ fees	145	—	64	171	110
Insurance expense	51	245	38	109	69
Miscellaneous expenses	1,817	980	966	966	966
Total Operating Expenses	14,591	30,932	13,388	33,626	22,976
Less: Expenses waived and/or reimbursed	(6,066)	(27,671)	(7,481)	(16,688)	(11,582)
Less: Fee waived by distributor	—	(2,773)	—	—	—
Net Operating Expenses	8,525	488	5,907	16,938	11,394

Net Investment Income (Loss)	(7,237)	285	28,065	70,798	49,111

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from:
Investments	(60)	—	413	—	—
Affiliated Investments	—	—	1,343	388	415
Distribution of realized gains by underlying:
Investment Companies	—	—	7	55	24
Affiliated Investment Companies	—	—	54,862	137,567	99,374
Net realized gain	(60)	—	56,625	138,010	99,813

Net change in unrealized appreciation (depreciation) on:
Affiliated Investments	—	—	(94,538)	(236,344)	(170,868)
Investments	(7,556)	—	(18,455)	(25,579)	(19,117)
Net change in unrealized appreciation (depreciation)	(7,556)	—	(112,993)	(261,923)	(189,985)
Net Realized and Unrealized Gain on Investments	(7,616)	—	(56,368)	(123,913)	(90,172)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(14,853)	$285	$(28,303)	$(53,115)	$(41,061)

STATEMENTS OF OPERATIONS
For the Period Ended February 28, 2022 (Unaudited)

	Moderately	Moderately
	Aggressive Balanced	Conservative
	Allocation	Balanced Allocation
	Portfolio	Portfolio

Investment Income:
Dividend income	$3,673	$2,893
Interest income	4	4
Dividend income from Affiliates	28,066	22,148
Total Investment Income	31,743	25,045

Operating Expenses:
Management fees	4,164	3,422
Distribution (12b-1) fees
Class A Shares	56	—
Class C Shares	998	828
Administration fees	4,292	3,626
Printing and postage expense	121	76
Custodian fees	223	277
Registration fees	365	760
Professional fees	492	431
Compliance officer fees	176	230
Trustees’ fees	55	50
Shareholder servicing fees	4	(129)
Insurance expense	35	29
Miscellaneous expenses	966	966
Total Operating Expenses	11,947	10,566
Less: Expenses waived and/or reimbursed	(6,282)	(5,974)
Net Operating Expenses	5,665	4,592

Net Investment Income	26,078	20,453

Realized and Unrealized Gain on Investments:
Net realized gain from:
Investments	—	903
Affiliated Investments	—	2,008
Distribution of realized gains by underlying:
Investment Companies	11	13
Affiliated Investment Companies	51,934	38,868
Net realized gain	51,945	41,792

Net change in unrealized appreciation on:
Investments	(13,687)	(11,759)
Affiliated Investments	(88,754)	(68,489)
Net change in unrealized appreciation
Net change in unrealized appreciation	(102,441)	(80,248)

Net Realized and Unrealized Gain on Investments	(50,496)	(38,456)

Net Increase in Net Assets Resulting From Operations	$(24,418)	$(18,003)

STATEMENTS OF CHANGES IN NET ASSETS

	Large Capitalization Value		Large Capitalization Growth		Mid Capitalization
	Portfolio		Portfolio		Portfolio

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(132,109)	$(114,918)	$(207,621)	$(194,772)	$(47,411)	$(30,160)
Net realized gain (loss) on investments	1,846,528	4,011,125	2,462,716	6,927,660	478,671	1,637,562
Net change in unrealized appreciation (depreciation) on investments	(982,472)	1,860,508	(4,631,449)	1,160,216	(630,539)	2,159,175
Net increase (decrease) in net assets resulting from operations	731,947	5,756,715	(2,376,354)	7,893,104	(199,279)	3,766,577

Distributions to Shareholders:
Total Distributions Paid:
Class I	(3,674,554)	—	(5,322,822)	(2,327,697)	(1,378,402)	(754,964)
Class A	(80,178)	—	(301,485)	(120,213)	(240,355)	(129,740)
Class C	(29,151)	—	(1,020,021)	(377,270)	(30,769)	(17,823)
Total Dividends and Distributions to Shareholders	(3,783,883)	—	(6,644,328)	(2,825,180)	(1,649,526)	(902,527)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	681,315	3,628,345	1,353,454	1,944,919	254,579	990,739
Class A	82,321	2,500	43,719	76,296	55,060	9,669
Class C	5,247	47,222	4,382	43,118	3,671	3,671
Reinvestment of dividends and distributions
Class I	3,441,482	—	4,849,244	2,107,325	1,286,038	703,634
Class A	76,371	—	294,392	117,708	234,887	127,091
Class C	29,094	—	1,001,805	368,539	13,713	8,094
Cost of shares redeemed
Class I	(840,967)	(2,504,892)	(1,830,130)	(9,747,525)	(287,221)	(1,361,432)
Class A	(90,796)	(18,980)	(77,853)	(263,314)	(133,804)	(96,286)
Class C	(8,000)	(74,906)	(409,777)	(573,861)	(22,067)	(8,735)
Net decrease in net assets from share transactions of beneficial interest	3,376,067	1,079,289	5,229,236	(5,926,795)	1,404,856	376,445

Total Increase (Decrease) in Net Assets	324,131	6,836,004	(3,791,446)	(858,871)	(443,949)	3,240,495

Net Assets:
Beginning of year/period	19,555,657	12,719,653	31,291,717	32,150,588	12,807,625	9,567,130
End of year/period	$19,879,788	$19,555,657	$27,500,271	$31,291,717	$12,363,676	$12,807,625

STATEMENTS OF CHANGES IN NET ASSETS

	Small Capitalization		International Equity		Health & Biotechnology
	Portfolio		Portfolio		Portfolio

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(38,091)	$(40,553)	$(20,339)	$28,664	$(95,714)	$(116,005)
Net realized loss on investments and foreign currency transactions	582,910	2,165,985	204,809	459,761	377,511	663,424
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(535,383)	350,542	(335,539)	845,463	(1,052,760)	2,062,305
Net increase (decrease) in net assets resulting from operations	9,436	2,475,974	(151,069)	1,333,888	(770,963)	2,609,724

Distributions to Shareholders:
Total Distributions Paid:
Class I	(1,399,513)	—	(17,024)	(71,813)	(225,963)	(748,517)
Class A	(16,646)	—	—	(564)	(194,237)	(619,728)
Class C	(1,601)	—	(28)	—	(34,723)	(113,339)
Total Dividends and Distributions to Shareholders	(1,417,760)	—	(17,052)	(72,377)	(454,923)	(1,481,584)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	411,919	637,835	210,189	740,397	112,483	662,888
Class A	—	812	1,394	333	68,102	38,640
Class C	2,063	2,062	—	8,869	1,800	5,600
Reinvestment of dividends and distributions
Class I	1,287,014	—	15,533	66,588	213,457	704,772
Class A	16,303	—	28	556	183,321	581,914
Class C	1,564	—	—	—	33,363	108,888
Cost of shares redeemed
Class I	(338,059)	(1,819,410)	(903,266)	(3,891,680)	(534,474)	(1,251,390)
Class A	(110)	(5,355)	(43,884)	(180,106)	(231,681)	(842,809)
Class C	(5)	(1,034)	—	(374)	(20,687)	(159,205)
Net increase (decrease) in net assets from share transactions of beneficial interest	1,380,689	(1,185,090)	(720,006)	(3,255,417)	(174,316)	(150,702)

Total Increase (Decrease) in Net Assets	(27,635)	1,290,884	(888,127)	(1,993,906)	(1,400,202)	977,438

Net Assets:
Beginning of year/period	6,706,531	5,415,647	4,536,306	6,530,212	13,755,234	12,777,796
End of year/period	$6,678,896	$6,706,531	$3,648,179	$4,536,306	$12,355,032	$13,755,234

STATEMENTS OF CHANGES IN NET ASSETS

	Technology & Communications		Energy & Basic Materials		Financial Services
	Portfolio		Portfolio		Portfolio

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(277,775)	$(899,475)	$9,528	$14,976	$(5,650)	$(5,820)
Net realized gain (loss) on investments and foreign currency transactions	3,286,878	9,832,876	19,056	(53,595)	41,270	84,670
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(11,576,206)	4,021,084	223,956	294,852	(37,122)	508,795
Net increase (decrease) in net assets resulting from operations	(8,567,103)	12,954,485	252,540	256,233	(1,502)	587,645

Distributions to Shareholders:
Total Distributions Paid:
Class I	(3,661,327)	(3,614,187)	(14,413)	(15,098)	(64,974)	(38,252)
Class A	(2,390,758)	(2,357,418)	(764)	(1,326)	(12,021)	(7,790)
Class C	(1,434,203)	(1,589,787)	(32)	(59)	(1)	(5)
Total Dividends and Distributions to Shareholders	(7,486,288)	(7,561,392)	(15,209)	(16,483)	(76,996)	(46,047)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	1,098,419	3,049,924	398,645	582,944	268,434	506,202
Class A	625,012	847,818	476	4,188	—	48,645
Class C	16,755	100,587	1,000	—	—	—
Reinvestment of dividends and distributions
Class I	3,351,958	3,305,200	14,282	14,886	64,059	37,289
Class A	2,262,107	2,207,612	735	1,277	10,901	7,123
Class C	1,405,624	1,549,461	32	58	1	5
Cost of shares redeemed
Class I	(2,901,605)	(6,838,473)	(61,394)	(644,855)	(70,417)	(582,895)
Class A	(1,385,637)	(3,605,212)	(1,808)	(37,434)	(1,590)	(7,498)
Class C	(1,340,651)	(2,273,067)	(1,058)	(50)	—	(113)
Net increase (decrease) in net assets from share transactions of beneficial interest	3,131,982	(1,656,150)	350,910	(78,986)	271,388	8,758

Total Increase (Decrease) in Net Assets	(12,921,409)	3,736,943	588,241	160,764	192,890	550,356

Net Assets:
Beginning of year/period	65,562,356	61,825,413	1,210,572	1,049,808	1,617,234	1,066,878
End of year/period	$52,640,947	$65,562,356	$1,798,813	$1,210,572	$1,810,124	$1,617,234

STATEMENTS OF CHANGES IN NET ASSETS

	Investment Quality Bond		Municipal Bond		U.S. Government Money Market
	Portfolio		Portfolio		Portfolio

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(81,029)	$(50,881)	$(7,237)	$(7,392)	$285	$414
Net realized gain (loss) on investments	2,282	187,843	(60)	11,199	—	—
Net change in unrealized appreciation (depreciation) on investments	(135,743)	(215,453)	(7,556)	(10,610)	—	—
Net increase (decrease) in net assets resulting from operations	(214,490)	(78,491)	(14,853)	(6,803)	285	414

Distributions to Shareholders:
Total Distributions Paid:
Class I	(152,472)	(12,407)	—	—	(264)	(1,113)
Class A	(2,014)	(233)	—	—	(12)	(77)
Class C	(483)	(46)	—	—	(4)	(35)
Return of Capital:
Class I	—	—	—	(429)	—	—
Class A	—	—	—	(59)	—	—
Class C	—	—	—	(26)	—	—
Total Dividends and Distributions to Shareholders	(154,969)	(12,686)	—	(514)	(280)	(1,225)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	463,404	9,424,988	22,802	390,161	532,293	3,456,916
Class A	—	46,610	—	1,036	—	36,789
Class C	—	—	680	1,360	8,545	167,408
Reinvestment of dividends and distributions
Class I	150,967	12,071	—	410	262	1,102
Class A	1,993	228	—	59	12	76
Class C	475	45	—	26	4	31
Cost of shares redeemed
Class I	(535,532)	(1,673,988)	(18,488)	(121,948)	(841,282)	(3,180,632)
Class A	(17,985)	(15,057)	—	(668)	(245,429)	(17,140)
Class C	—	(1,501)	—	(1,051)	(28,530)	(160,567)
Net increase (decrease) in net assets from share transactions of beneficial interest	63,322	7,793,396	4,994	269,385	(574,125)	303,983

Total Increase (Decrease) in Net Assets	(306,137)	7,702,219	(9,859)	262,068	(574,120)	303,172

Net Assets:
Beginning of year/period	12,228,403	4,526,184	882,175	620,107	6,001,236	5,698,064
End of year/period	$11,922,266	$12,228,403	$872,316	$882,175	$5,427,116	$6,001,236

STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Balanced		Conservative Balanced		Moderate Balanced
	Allocation Portfolio		Allocation Portfolio		Allocation Portfolio

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$28,065	$(1,394)	$70,798	$(12,014)	$49,111	$(6,803)
Net realized gain (loss) on investments	1,756	37,120	388	96,901	415	41,053
Net realized gain (loss) from distributions from underlying investment companies	54,869	—	137,622	—	99,398	—
Distribution of realized gains by underlying affiliated investment companies	—	32,830	—	63,630	—	54,826
Net change in unrealized appreciation (depreciation) on investments	(112,993)	121,289	(261,923)	174,956	(189,985)	186,625
Net increase (decrease) in net assets resulting from operations	(28,303)	189,845	(53,115)	323,473	(41,061)	275,701

Distributions to Shareholders:
Total Distributions Paid:
Class I	(74,884)	(13,041)	(151,580)	(8,242)	(90,466)	(13,922)
Class A	(1)	—	(2,719)	(78)	(3,885)	(412	) ^
Class C	(14,576)	(1,883)	(43,805)	—	(36,028)	(3,179	) ^
Total Dividends and Distributions to Shareholders	(89,461)	(14,924)	(198,104)	(8,320)	(130,379)	(17,513)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	17,385	34,626	34,535	419,528	21,675	48,946
Class A	—	4,900	—	—	566	13,386
Class C	4,755	996	9,531	40,492	34,795	23,167
Reinvestment of dividends and distributions
Class I	74,883	13,042	149,854	8,122	90,466	13,922
Class A	1	0	2,720	78	3,885	412
Class C	14,576	1,882	43,805	—	36,027	3,178
Cost of shares redeemed
Class I	(20,250)	(12,000)	(18,750)	(268,063)	(8,550)	(17,500)
Class A	(5,322)	(4,877)	—	—	(2,205)	(2,135)
Class C	(2,102)	(39,413)	(8,997)	(35,897)	(35,577)	(72,609)
Net increase (decrease) in net assets from share transactions of beneficial interest	83,926	(844)	212,698	164,260	141,082	10,767

Total Increase (Decrease) in Net Assets	(33,838)	174,077	(38,521)	479,413	(30,358)	268,955

Net Assets:
Beginning of year/period	1,029,223	855,146	2,763,000	2,283,587	1,772,890	1,503,935
End of year/period	$995,385	$1,029,223	$2,724,479	$2,763,000	$1,742,532	$1,772,890

^	Less than $0.50

STATEMENTS OF CHANGES IN NET ASSETS

	Moderately Aggressive Balanced		Moderately Conservative Balanced
	Allocation Portfolio		Allocation Portfolio

	Period Ended	Year Ended	Period Ended	Year Ended
	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$26,078	$(1,504)	$20,453	$(2,192)
Net realized gain (loss) on investments	—	25,190	2,911	34,195
Distribution of realized gains by underlying affiliated and non affiliated investment companies	51,945	27,724	38,881	24,998
Net change in unrealized appreciation on investments	(102,441)	100,470	(80,248)	67,100
Net increase in net assets resulting from operations	(24,418)	151,880	(18,003)	124,101

Distributions to Shareholders:
Total Distributions Paid:
Class I	(53,434)	(9,999)	(63,427)	(8,874)
Class A	(5,239)	(229)	(1)	— ^
Class C	(13,273)	(1,548)	(16,396)	(1,908)
Total Dividends and Distributions to Shareholders	(71,946)	(11,776)	(79,824)	(10,782)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	9,402	7,217	260	13,025
Class A	69,018	—	—	—
Class C	7,975	12,547	6,500	69,866
Reinvestment of dividends and distributions
Class I	53,437	9,999	56,213	8,009
Class A	5,239	229	1	0^
Class C	13,273	1,548	16,396	1,908
Cost of shares redeemed
Class I	(2,627)	(24)	(16,864)	(330,644)
Class A	(12)	(16,723)	—	—
Class C	(5,726)	(2,839)	(6,500)	(7,434)

Net increase (decrease) in net assets from share transactions of beneficial interest	149,979	11,954	56,006	(245,270)

Total Increase (Decrease) in Net Assets	53,615	152,058	(41,821)	(131,951)

Net Assets:
Beginning of year/period	895,632	743,574	786,205	918,156
End of year/period	$949,247	$895,632	$744,384	$786,205

^	Less than $0.50

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2022 (Unaudited)

1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Saratoga Advantage Trust (the “Trust”) was organized on April 8, 1994, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust currently consists of seventeen series. These financial statements include the following seventeen series: the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Mid Capitalization Portfolio; the Small Capitalization Portfolio; the International Equity Portfolio; the Health & Biotechnology Portfolio; the Technology & Communications Portfolio; the Energy & Basic Materials Portfolio; the Financial Services Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio; the U.S. Government Money Market Portfolio, Aggressive Balanced Allocation Portfolio, Conservative Balanced Allocation Portfolio, Moderate Balanced Allocation Portfolio, Moderately Aggressive Balanced Allocation Portfolio, and Moderately Conservative Balanced Allocation Portfolio, (collectively, the “Portfolios”). Saratoga Capital Management, LLC (the “Manager”) serves as the Trust’s Manager.

The following serve as advisers (the “Advisers”) to their respective Portfolio(s): M.D. Sass Investors Services, Inc. serves as Adviser to Large Capitalization Value; Smith Group Asset Management serves as Adviser to Large Capitalization Growth, Energy & Basic Materials, Financial Services and International Equity; Vaughan Nelson Investment Management, L.P. serves as Adviser to Mid Capitalization; Zacks Investment Management, Inc. serves as Adviser to Small Capitalization; Oak Associates, Ltd. serves as Adviser to Health & Biotechnology and Technology & Communications; Saratoga Capital Management, LLC serves as Adviser to U.S. Government Money Market, Investment Quality Bond, Municipal Bond, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation. Gemini Fund Services, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent. Northern Lights Distributors, LLC (“NLD” or the “Distributor”) is the Trust’s Distributor.

The Large Capitalization Value Portfolio, the Large Capitalization Growth Portfolio, the Mid Capitalization Portfolio, the Small Capitalization Portfolio, the International Equity Portfolio, the Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Energy & Basic Materials Portfolio, the Financial Services Portfolio, the Investment Quality Bond Portfolio, the Municipal Bond Portfolio, the U.S. Government Money Market Portfolio, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, and Moderately Aggressive Balanced Allocation are diversified portfolios.

Portfolio	Primary Objective
Large Capitalization Value	Total return consisting of capital appreciation and dividend income
Large Capitalization Growth	Capital appreciation
Mid Capitalization	Long-term capital appreciation
Small Capitalization	Maximum capital appreciation
International Equity	Long-term capital appreciation
Health & Biotechnology	Long-term capital growth
Technology & Communications	Long-term capital growth
Energy & Basic Materials	Long-term capital growth
Financial Services	Long-term capital growth
Investment Quality Bond	Current income and reasonable stability of principal
Municipal Bond	High level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital
U.S. Government Money Market	Maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital
Aggressive Balanced Allocation	Total return consisting of capital appreciation and income
Conservative Balanced Allocation	Total return consisting of capital appreciation and income
Moderate Balanced Allocation	Total return consisting of capital appreciation and income
Moderately Aggressive Balanced Allocation	Total return consisting of capital appreciation and income
Moderately Conservative Balanced	Total return consisting of capital appreciation and income
Allocation

Currently, all Portfolios offer Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Portfolio, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2022 (Unaudited)(Continued)

The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over -the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2022 (Unaudited)(Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2022, for the Portfolios’ assets and liabilities measured at fair value:

Large Capitalization Value

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$17,517,915	$—	$—	$17,517,915
Short-Term Investments	2,314,546	—	—	2,314,546
Total	$19,832,461	$—	$—	$19,832,461

Large Capitalization Growth

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$27,064,679	$—	$—	$27,064,679
Short-Term Investments	386,129	—	—	386,129
Collateral for Securities Loaned	—	544,467	—	544,467
Total	$27,450,808	$544,467	$—	$27,995,275

Mid Capitalization

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$12,312,487	$—	$—	$12,312,487
Short-Term Investments	137,520	—	—	137,520
Total	$12,450,007	$—	$—	$12,450,007

Small Capitalization

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$6,291,044	$—	$—	$6,291,044
Short-Term Investments	442,262	—	—	442,262
Collateral for Securities Loaned	—	373,779	—	373,779
Total	$6,733,306	$373,779	$—	$7,107,085

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2022 (Unaudited)(Continued)

International Equity

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$97,368	$—	$97,368
Brazil	64,922	—	—	64,922
Canada	165,395	—	—	165,395
Cayman Islands	63,363	—	—	63,363
China	—	90,193	—	90,193
Finland	—	71,552	—	71,552
France	—	157,381	—	157,381
Germany	—	302,912	—	302,912
Hong Kong	—	278,124	—	278,124
India	—	66,775	—	66,775
Italy	—	104,391	—	104,391
Japan	—	670,775	—	670,775
Korea	—	143,535	—	143,535
Luxembourg	—	64,958	—	64,958
Mexico	86,526	—	—	86,526
Netherlands	—	78,513	—	78,513
Poland	—	60,637	—	60,637
South Africa	—	87,158	—	87,158
Sweden	—	135,829	—	135,829
Swizterland	—	162,777	—	162,777
Taiwan	—	287,072	—	287,072
United Kingdom	—	423,693	—	423,693
Collateral for Securities Loaned	—	96,180	—	96,180
Total	$380,206	$3,379,823	$—	$3,760,029

Health & Biotechnology

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$12,337,484	$—	$—	$12,337,484
Short -Term Investments	92,319	—	—	92,319
Collateral for Securities Loaned	—	435,050	—	435,050
Total	$12,429,803	$435,050	$—	$12,864,853

Technology & Communications

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$52,776,012	$—	$—	$52,776,012
Short-Term Investments	281,830	—	—	281,830
Collateral for Securities Loaned	—	119,028	—	119,028
Total	$53,057,842	$119,028	$—	$53,176,870

Energy & Basic Materials

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,766,030	$—	$—	$1,766,030
Short-Term Investments	48,983	—	—	48,983
Total	$1,815,013	$—	$—	$1,815,013

Financial Services

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,799,288	$—	$—	$1,799,288
Short-Term Investments	24,103	—	—	24,103
Total	$1,823,391	$—	$—	$1,823,391

Investment Quality Bond

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$11,423,877	$—	$—	$11,423,877
Short-Term Investments	581,521	—	—	581,521
Total	$12,005,398	$—	$—	$12,005,398

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2022 (Unaudited)(Continued)

Municipal Bond

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$828,000	$—	$—	$828,000
Short-Term Investment	50,219	—	—	50,219
Total	$878,219	$—	$—	$878,219

U.S. Government Money Market

Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$5,409,464	$—	$—	$5,409,464
Total	$5,409,464	$—	$—	$5,409,464

Aggressive Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$927,110	$—	$—	927,110
Short -Term Investments	72,839	—	—	72,839
Total	$999,949	$—	$—	$999,949

Conservative Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$2,337,535	$—	$—	$2,337,535
Short -Term Investments	400,324	—	—	400,324
Total	$2,737,859	$—	$—	$2,737,859

Moderate Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$1,578,085	$—	$—	1,578,085
Short -Term Investments	172,094	—	—	172,094
Total	$1,750,179	$—	$—	$1,750,179

Moderately Aggressive Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$865,348	$—	$—	865,348
Short -Term Investments	87,002	—	—	87,002
Total	$952,350	$—	$—	$952,350

Moderately Conservative Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$665,110	$—	$—	$665,110
Short -Term Investments	81,394	—	—	81,394
Total	$746,504	$—	$—	$746,504

The Funds did not hold any Level 3 securities during the period.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2022 (Unaudited)(Continued)

(b) Federal Income Tax

It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Capital loss carry forwards, as of each Portfolio’s most recent tax year-ended August 31, 2021, available to offset future capital gains, utilized capital gains, if any, are as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	CLCF Utilized	Total
Large Capitalization Value	$—	$—	$17,087	$—
Large Capitalization Growth	—	—	—	—
Mid Capitalization	—	—	—	—
Small Capitalization	—	—	410,539	—
International Equity	2,327,992	290,992	379,725	2,618,984
Health & Biotechnology	—	—	—	—
Technology & Communications	—	—	—	—
Energy & Basic Materials	861,834	320,489	—	1,182,323
Financial Services	—	—	—	—
Investment Quality Bond	—	—	14,907	—
Municipal Bond	8,268	4,062	10,463	12,330
U.S. Government Money Market	—	—	—	—
Aggressive Balanced Allocation	—	—	—	—
Conservative Balanced Allocation	—	—	—	—
Moderate Balanced Allocation	—	—	—	—
Moderately Aggressive Balanced Allocation	—	—	—	—
Moderately Conservative Balanced Allocation	—	—	—	—

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on its 2018-2020 returns and expected to be taken in the Portfolios’ 2021 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios identify its major tax jurisdictions as U.S. Federal, Arizona and foreign jurisdictions where the Portfolios make significant investments. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended February 28, 2022, the Portfolios did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

The following table summarizes each Portfolio’s intended dividend and capital gain declaration policy:

	Income	Capital
Portfolio	Dividends	Gains
Large Capitalization Value	Annually	Annually
Large Capitalization Growth	Annually	Annually
Mid Capitalization	Annually	Annually
Small Capitalization	Annually	Annually
International Equity	Annually	Annually
Health & Biotechnology	Annually	Annually
Technology & Communication	Annually	Annually
Energy & Basic Materials	Annually	Annually
Financial Services	Annually	Annually
Investment Quality Bond	Monthly	Annually
Municipal Bond	Monthly	Annually
U.S. Government Money Market	Daily - paid monthly	Annually
Aggressive Balanced Allocation	Annually	Annually
Conservative Balanced Allocation	Annually	Annually
Moderate Balanced Allocation	Annually	Annually
Moderately Aggressive Balanced Allocation	Annually	Annually
Moderately Conservative Balanced Allocation	Annually	Annually

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2022 (Unaudited)(Continued)

Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Portfolio.

(e) Allocation of Expenses

Expenses specifically attributable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis. Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(f) Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Trust’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Trust may be delayed or limited.

(g) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(h) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2022 (Unaudited)(Continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Market Disruptions Risk. The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause the Portfolio to lose value.

The spread of COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolios hold, and may adversely affect the Portfolios’ investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the marketplace and the jobs market. The impact of COVID-19 could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of the Portfolios’ securities or other assets. Such impacts may adversely affect the performance of the Portfolios.

2.       SECURITIES LENDING

Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Portfolios can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Portfolios’ security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers, is remitted to BNY Mellon as lending agent, and the remainder is paid to the Portfolios. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios have the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Portfolios could experience delays or losses on recovery. Additionally, the Portfolios are subject to the risk of loss from investments made with the cash received as collateral. The Portfolios manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At February 28, 2022, the following portfolios loaned securities and received U.S. Government securities and cash collateral for the loan. This cash was invested in repurchase agreements as shown in the Schedules of Investments. The aggregate market value of the collateral shown below includes non-cash U.S Treasury securities and is calculated based on prior day’s prices.

	Market Value of	Market Value	Value of
Portfolio	Loaned Securities	of Collateral	Non-cash Collateral
Large Capitalization Growth	533,750	544,467	544,467
Mid Capitalization	30,790	32,279	—
Small Capitalization	652,505	673,728	373,779
International Equity	89,648	96,180	96,180
Health & Biotechnology	967,884	1,004,807	435,050
Technology & Communications	116,150	119,028	119,028

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2022 (Unaudited)(Continued)

At February 28, 2022, the percentage of total investment income the Portfolios received from the investment of cash collateral retained by the lending agent, BNY Mellon, was as follows:

Percentage of Total
Portfolio	Investment Income
Large Capitalization Value	0.05%
Large Capitalization Growth	0.40%
Mid Capitalization	3.27%
Small Capitalization	1.07%
International Equity	1.27%
Health & Biotechnology	0.58%
Technology & Communications	2.11%

The following table presents the Portfolios’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of February 28, 2022.

		Gross Amounts not offset in the
		Statements of Assets and Liabilities
	Gross Amounts Recognized	Financial
	in Statements of Assets and	Instruments	Cash Collateral	Net Amount
	Liabilities	Pledged	Pledged	of Assets
Large Cap Growth
Description of Liability
Securities Loaned	$544,467	$544,467	$—	$—

Small Capitalization
Description of Liability
Securities Loaned	$373,779	$373,779	$—	$—

International Equity
Description of Liability
Securities Loaned	$96,180	$96,180	$—	$—

Health & Biotechnology
Description of Liability
Securities Loaned	$435,050	$435,050	$—	$—

Technology & Communication
Description of Liability
Securities Loaned	$119,028	$119,028	$—	$—

3.       MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a)   The management fees are payable to the Manager monthly by each Portfolio and are computed daily at the following annual rates of each Portfolio’s average daily net assets: 1.25% for Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services; 0.75% for Mid Capitalization and International Equity; 0.65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; 0.55% for Investment Quality Bond and Municipal Bond; 0.475% for U.S. Government Money Market; 0.90% for Conservative Balanced Allocation, Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation, and Aggressive Balanced Allocation. The manager pays the fees charged by the Portfolios’ sub-advisers. The Portfolios do not pay the sub-advisers directly.

1) For the six months ended February 28, 2022, the Manager waived $19,347 for International Equity, $9,091 for Energy & Basic Materials, $4,415 for Financial Services, $2,389 for Investment Quality Bond, $4,650 for Municipal Bond, $27,671 for U.S. Government Money Market, $7,481 for Aggressive Balanced Allocation, $16,688 for Conservative Balanced Allocation, $11,582 for Moderate Balanced Allocation, $6,282 for Moderately Aggressive Balanced Allocation, and $5,974 for Moderately Conservative Balanced Allocation. The U.S Government Money Market Fund is subject to additional voluntary waivers by the Manager to ensure the portfolio maintains a NAV of $1.00.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2022 (Unaudited)(Continued)

(b)     Gemini Fund Services, LLC (“GFS”), an affiliate of Northern Lights Distributors, LLC (the “Distributor”) provides administrative, fund accounting and transfer agency services to the Portfolios pursuant to agreements with the Trust, for which it receives from each Portfolio: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Pursuant to the terms of the Trust’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Trust pays an asset-based fee in decreasing amounts as Trust assets reach certain breakpoints. The Trust also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolios.

Certain employees of GFS and NLCS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

(c)   The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities, including the Manager, a fee, which is accrued daily and paid monthly, at the annual rate of 0.40% of the average daily net assets of Class A shares (0.25% of the average daily net assets of Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation Class A shares) and 1.00% of the average daily net assets of the Portfolios’ Class C shares. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee and it may be paid directly to the Manager, or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The aggregate of such service fee payments will not exceed 0.25% of average daily net assets. For the six months ended February 28, 2022 the Distributor waived $2,773 in fees for the U.S. Government Money Market Portfolio.

Class A shares are offered at net asset value plus a maximum sales load of 5.75%. Class C shares are offered subject to a CDSC of 1.00%. Class I shares are offered at net asset value.

For the six months ended February 28, 2022, the Distributor received sales charges on sales of the Portfolios’ Class A shares. In addition, CDSCs were paid to the Manager for Class C shares. The Distributor and the Manager have advised the Portfolios that the approximate amounts are as follows:

Portfolio	Distributor Sales Charges	CDSC’s
	Class A	Class C
Large Capitalization Value	$272	$—
Large Capitalization Growth	342	—
Mid Capitalization	1,516	—
Small Capitalization	—	—
International Equity	—	—
Health & Biotechnology	852	—
Technology & Communications	640	23
Energy & Basic Materials	29	—
Financial Services	—	—
Investment Quality Bond	—	—
Municipal Bond	—	—
U.S Government Money Market	—	—
Aggressive Balanced Allocation	—	—
Conservative Balanced Allocation	—	—
Moderate Balanced Allocation	4	—
Moderately Aggressive Balanced Allocation	348	—
Moderately Conservative Balanced Allocation	—	—

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2022 (Unaudited)(Continued)

(d)   The Trust and the Manager have entered into Excess Expense Agreements (the “Expense Agreements”). In connection with the Expense Agreements, the Manager is currently voluntarily waiving, all or a portion of its management fees and/or assuming certain other operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an “Expense Cap”). The annual expense caps in effect at February 28, 2022, for each portfolio were: 3.00%, 3.60% and 2.60% for Class A, C and I shares, respectively, of Large Capitalization Value, Large Capitalization Growth, Mid Capitalization, and Small Capitalization; 3.30%, 3.90% and 2.90% for Class A, C and I shares, respectively, of International Equity; 2.30%, 2.90% and 1.90%, for Class A, C and I shares, respectively, of Investment Quality Bond and Municipal Bond; 2.15%, 2.75% and 1.75% for Class A, C and I shares, respectively, of U.S. Government Money Market; 3.40%, 4.00% and 3.00% for Class A, C and I shares, respectively, of Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services. For the Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation the Manager is waiving all or a portion of its management fees and/or assuming certain operating expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) the expense caps are 1.24%, 0.99% and 1.99% for Classes A, I and C shares respectively. Under the terms of the Expense Agreements, the Manager is permitted to seek reimbursement from the Portfolios, subject to limitations, for fees they waived and Portfolio expenses they paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.

The Expense Agreement with the Manager may be terminated by either party, without penalty, upon receipt of 60 days prior notice, except for the Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation which shall continue through December 31, 2022.

In addition, the U.S. Government Money Market Portfolio’s distributor has agreed to waive Distribution Fees and/or Service (12b-1) Fees for the Portfolio’s Class A and C shares through December 31, 2022. The Agreement may only be terminated during its term by or with the consent of the Trust’s Board of Trustees.

The following table shows the available waived expenses and expiration date for each Portfolio subject to potential recovery.

Portfolio	8/31/2022	8/31/2023	8/31/2024
International Equity	35,063	30,421	7,065
Energy & Basic Materials	1,176	7,300	12,004
Financial Services	5,723	6,123	5,710
Municipal Bond	11,221	9,326	9,915
U.S. Government Money Market	334	156	—
Aggressive Balanced Allocation	14,174	9,335	13,846
Conservative Balanced Allocation	14,354	19,169	25,699
Moderate Balanced Allocation	9,835	12,115	19,205
Moderately Aggressive Balanced Allocation	7,186	8,273	12,873
Moderately Conservative Balanced Allocation	12,132	10,326	11,586

(e)   The following Portfolios in the Trust had portfolio trades executed with a certain broker pursuant to a commission recapture agreement. For the period ended February 28, 2022, the amount received by the participating Portfolios under this arrangement was as follows: Large Cap Value, $10,958; Health & Biotechnology, $53; and Technology & Communications, $292. These amounts are included with the realized gain/loss for each Portfolio in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2022 (Unaudited)(Continued)

(f)   Affiliated Investments — Companies which are affiliates of the Portfolios at February 28, 2022, are noted in the Portfolio’s Schedule of Investments. A summary of the investments in the affiliated investments are detailed below:

Affiliated Holding	Value at 8/31/2021	Purchases	Sale Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 2/28/2022	Shares at 2/28/2022	Income	Long Term Capital Gain Distribution
Aggressive Balanced Allocation
Saratoga Energy & Basic Materials Portfolio, CL I	25,850	280	—	—	4,534	30,664	2,430	280	—
Saratoga Health & Biotechnology Portfolio, CL I	40,604	1,275	—	—	(3,533)	38,346	1,672	149	1,126
Saratoga Large Capitalization Growth Portfolio, Cl I	150,420	29,669	3,670	815	(41,781)	135,453	5,277	7,199	22,470
Saratoga Large Capitalization Value Portfolio, Cl I	174,314	33,826	1,503	376	(27,526)	179,487	6,643	17,884	15,943
Saratoga Mid Capitalization Portfolio, CL I	114,392	14,475	990	152	(16,344)	111,685	8,691	3,481	10,994
Saratoga Technology & Communications Portfolio, CL I	41,251	4,329	—	—	(9,888)	35,692	1,330	—	4,329
Total	546,831			1,343	(94,538)	531,327		28,993	54,862

Conservative Balanced Allocation
Saratoga Large Capitalization Growth Portfolio	414,802	82,429	5,000	185	(114,896)	377,520	14,707	20,002	62,426
Saratoga Large Capitalization Value Portfolio, Cl I	479,880	93,889	5,000	203	(75,875)	493,097	18,249	49,637	44,251
Saratoga Mid Capitalization Portfolio, CL I	318,699	40,670	—	—	(45,573)	313,796	24,420	9,780	30,890
Total	1,213,381			388	(236,344)	1,184,413		79,419	137,567

Moderate Balanced Allocation
Saratoga Energy & Basic Materials Portfolio, CL I	24,291	263	—	—	4,260	28,814	2,283	263	—
Saratoga Health & Biotechnology Portfolio, CL I	38,419	1,207	—	—	(3,343)	36,283	1,582	141	1,065
Saratoga Large Capitalization Growth Portfolio, CL I	282,147	58,889	5,000	212	(78,358)	257,890	10,047	13,605	42,464
Saratoga Large Capitalization Value Portfolio, Cl I	328,412	67,894	5,000	203	(51,943)	339,566	12,567	33,971	30,283
Saratoga Mid Capitalization Portfolio, CL I	215,279	29,872	—	—	(30,758)	214,393	16,684	6,607	20,866
Saratoga Technology & Communications Portfolio, CL I	44,747	4,696	—	—	(10,726)	38,717	1,443	—	4,696
Total	933,295			415	(170,868)	915,663		54,587	99,374

Moderately Aggressive Balanced Allocation
Saratoga Energy & Basic Materials Portfolio, CL I	18,452	1,310	—	—	3,355	23,117	1,832	211	—
Saratoga Health & Biotechnology Portfolio, CL I	24,585	2,409	—	—	(2,262)	24,732	1,079	96	726
Saratoga Large Capitalization Growth Portfolio, CL I	134,304	36,513	—	—	(39,603)	131,214	5,112	6,862	21,417
Saratoga Large Capitalization Value Portfolio, Cl I	156,252	43,185	—	—	(26,608)	172,829	6,396	17,220	15,351
Saratoga Mid Capitalization Portfolio, CL I	112,951	22,244	—	—	(17,225)	117,970	9,181	3,677	11,613
Saratoga Technology & Communications Portfolio, CL I	25,489	4,230	—	—	(6,411)	23,308	868	—	2,827
Total	472,033			—	(88,754)	493,170		28,066	51,934

Moderately Conservative Balanced Allocation
Saratoga Large Capitalization Growth Portfolio, Cl I	119,609	23,246	6,290	976	(33,177)	104,364	4,066	5,641	17,606
Saratoga Large Capitalization Value Portfolio, Cl I	134,970	25,760	5,478	754	(21,548)	134,458	4,976	13,619	12,141
Saratoga Mid Capitalization Portfolio, CL I	96,449	12,009	3,828	278	(13,764)	91,144	7,093	2,888	9,121
Total	351,028			2,008	(68,489)	329,966		22,148	38,868

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2022 (Unaudited)(Continued)

4.       INVESTMENT TRANSACTIONS

(a)      For the six months ended February 28, 2022, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolios were as follows:

Portfolio	Purchases	Sales
Large Capitalization Value	$11,326,739	$12,186,862
Large Capitalization Growth	6,606,293	8,501,627
Mid Capitalization	2,242,375	2,308,138
Small Capitalization	3,216,885	3,613,478
International Equity	661,758	1,358,804
Health & Biotechnology	532,865	1,179,187
Technology & Communications	—	4,133,953
Energy & Basic Materials	546,410	211,768
Financial Services	431,293	242,004
Investment Quality Bond	34,571	303,028
Municipal Bond	1,086	30,000
Aggressive Balanced Allocation	88,482	63,440
Conservative Balanced Allocation	234,251	147,622
Moderate Balanced Allocation	174,656	109,398
Moderately Aggressive Balanced Allocation	146,863	51,945
Moderately Conservative Balanced Allocation	63,641	70,301

(b)   Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

(c)   Other Investment Companies or Exchange Traded Funds – Certain Portfolios may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Portfolio invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Portfolio invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the 0market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2022 (Unaudited)(Continued)

5.       AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

Each Portfolio has unlimited shares of beneficial interest authorized at $0.01 par value per share. For the periods indicated, transactions were as follows:

	Class I Shares		Class A Shares		Class C Shares
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021
Large Capitalization Value
Issued	23,715	131,371	2,665	103	258	1,986
Redeemed	(28,170)	(91,184)	(3,021)	(695)	(318)	(3,428)
Reinvested from Dividends	128,701	—	3,054	—	1,493	—
Net Increase (Decrease) in Shares	124,246	40,187	2,698	(592)	1,433	(1,442)
Large Capitalization Growth
Issued	43,272	65,138	1,628	3,039	344	2,687
Redeemed	(61,273)	(344,577)	(2,727)	(10,303)	(30,910)	(34,558)
Reinvested from Dividends	165,503	80,066	11,729	5,039	78,882	25,646
Net Increase (Decrease) in Shares	147,502	(199,373)	10,630	(2,225)	48,316	(6,225)
Mid Capitalization
Issued	18,337	74,530	4,214	828	426	361
Redeemed	(19,979)	(102,569)	(10,988)	(8,602)	(2,425)	(872)
Reinvested from Dividends	98,547	57,113	20,879	11,713	1,629	946
Net Increase (Decrease) in Shares	96,905	29,074	14,105	3,939	(370)	435
Small Capitalization
Issued	49,080	82,929	—	122	1,121	564
Redeemed	(38,569)	(215,230)	(13)	(737)	(1)	(353)
Reinvested from Dividends	161,280	—	2,329	—	874	—
Net Increase (Decrease) in Shares	171,791	(132,301)	2,316	(615)	1,994	211
International Equity
Issued	17,553	71,622	—	32	125	806
Redeemed	(75,322)	(415,379)	(3,734)	(19,731)	—	(40)
Reinvested from Dividends	1,301	6,719	—	56	3	—
Net Increase (Decrease) in Shares	(56,468)	(337,038)	(3,734)	(19,643)	128	766
Health & Biotechnology
Issued	4,581	29,502	3,369	1,881	121	379
Redeemed	(22,395)	(54,748)	(11,168)	(42,257)	(1,363)	(10,545)
Reinvested from Dividends	9,146	33,561	9,148	31,973	2,301	8,102
Net Increase (Decrease) in Shares	(8,668)	8,315	1,349	(8,403)	1,059	(2,064)
Technology & Communications
Issued	33,979	98,070	21,214	31,921	839	4,835
Redeemed	(94,583)	(223,940)	(51,746)	(131,310)	67,402	(112,010)
Reinvested from Dividends	109,720	116,874	86,176	88,945	75,047	82,903
Net Increase (Decrease) in Shares	49,116	(8,996)	55,644	(10,444)	143,288	(24,272)
Energy & Basic Materials
Issued	34,027	57,625	48	447	115	—
Redeemed	(5,270)	(70,601)	(174)	(4,444)	(116)	(6)
Reinvested from Dividends	1,281	1,613	72	152	4	8
Net Increase (Decrease) in Shares	30,038	(11,363)	(54)	(3,845)	3	2
Financial Services
Issued	22,837	49,817	—	6,569	—	—
Redeemed	(5,960)	(57,230)	(151)	(784)	—	(14)
Reinvested from Dividends	5,684	4,306	1,076	907	— **	1
Net Increase (Decrease) in Shares	22,561	(3,107)	925	6,692	—	(13)
Investment Quality Bond
Issued	48,633	968,709	—	4,805	—	—
Redeemed	(55,759)	(171,769)	(1,879)	(1,549)	—	(155)
Reinvested from Dividends	15,942	1,237	212	23	51	5
Net Increase (Decrease) in Shares	8,816	798,177	(1,667)	3,279	51	(150)

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2022 (Unaudited)(Continued)

	Class I Shares		Class A Shares		Class C Shares
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021
Municipal Bond
Issued	2,561	43,035	—	115	76	150
Redeemed	(2,064)	(13,466)	—	(74)	—	(116)
Reinvested from Dividends	—	45	—	7	—	3
Net Increase (Decrease) in Shares	497	29,614	—	48	76	37
U.S. Government Money Market
Issued	532,293	3,456,916	—	36,789	8,545	167,408
Redeemed	(841,281)	(3,180,632)	(245,428)	(17,140)	(28,529)	(160,567)
Reinvested from Dividends	262	1,102	12	76	4	31
Net Increase (Decrease) in Shares	(308,726)	277,386	(245,416)	19,725	(19,980)	6,872
Aggressive Balanced Allocation
Issued	1,425	3,032	—	418	431	87
Redeemed	(1,638)	(1,029)	(418)	(452)	(188)	(3,393)
Reinvested from Dividends	6,552	1,188	— **	— **	1,276	172
Net Increase (Decrease) in Shares	6,339	3,191	(418)	(34)	1,519	(3,134)
Conservative Balanced Allocation
Issued	2,943	38,541	—	—	858	3,789
Redeemed	(1,580)	(24,919)	—	—	(814)	(3,401)
Reinvested from Dividends	13,416	742	243	8	3,946	—
Net Increase (Decrease) in Shares	14,779	14,364	243	8	3,990	388
Moderate Balanced Allocation
Issued	1,770	4,190	47	1,121	3,058	2,021
Redeemed	(685)	(1,416)	(195)	(181)	(3,121)	(6,721)
Reinvested from Dividends	7,759	1,249	333	37	3,100	286
Net Increase (Decrease) in Shares	8,844	4,023	185	977	3,037	(4,414)
Moderately Aggressive Balanced Allocation
Issued	758	594	5,513	—	687	1,099
Redeemed	(210)	(2)	(1)	(1,432)	(461)	(262)
Reinvested from Dividends	4,638	911	456	21	1,155	141
Net Increase (Decrease) in Shares	5,186	1,503	5,968	(1,411)	1,381	978
Moderately Conservative Balanced Allocation
Issued	23	1,258	—	—	604	6,769
Redeemed	(1,415)	(31,061)	—	—	(604)	(705)
Reinvested from Dividends	5,224	744	— **	— **	1,541	179
Net Increase (Decrease) in Shares	3,832	(29,059)	— **	— **	1,541	6,243

**	Amount represents less than 0.5 shares.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2022 (Unaudited)(Continued)

6.       AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation February 28, 2022, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Large Capitalization Value	$16,888,616	$2,981,595	$(354,843)	$2,626,752
Large Capitalization Growth	20,988,575	10,744,106	(65,333)	10,678,773
Mid Capitalization	9,713,796	3,184,800	(448,589)	2,736,211
Small Capitalization	6,942,955	476,016	(311,886)	164,130
International Equity	2,523,939	1,342,938	(106,848)	1,236,090
Health & Biotechnology	9,777,233	3,390,967	(303,347)	3,087,620
Technology & Communications	17,696,334	36,506,197	(1,025,661)	35,480,536
Energy & Basic Materials	1,823,388	16,952	(25,327)	(8,375)
Financial Services	1,404,725	429,541	(10,875)	418,666
Investment Quality Bond	12,025,229	127,429	(147,260)	(19,831)
Municipal Bond	887,214	—	(8,995)	(8,995)
U.S. Government Money Market	5,999,980	—	—	—
Aggressive Balanced Allocation	886,843	150,579	(3,151)	147,428
Conservative Balanced Allocation	2,497,678	289,199	(15,305)	273,894
Moderate Balanced Allocation	1,537,215	253,280	(13,430)	239,850
Moderately Aggressive Balanced Allocation	764,718	138,474	(3,688)	134,786
Moderately Conservative Balanced Allocation	695,234	96,105	(426)	95,679

7.       DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends paid during the period ended August 31, 2021 was as follows:

For fiscal year ended	Ordinary	Long-Term	Exempt	Return of
8/31/2021	Income	Capital Gains	Income	Capital	Total
Large Capitalization Value	$—	$—	$—	$—	$—
Large Capitalization Growth	—	2,825,180	—	—	2,825,180
Mid Capitalization	111,672	790,855	—	—	902,527
Small Capitalization	—	—	—	—	—
International Equity	91,767	—	—	—	91,767
Health & Biotechnology	24,182	1,457,402	—	—	1,481,584
Technology & Communications	—	7,561,392	—	—	7,561,392
Energy & Basic Materials	16,483	—	—	—	16,483
Financial Services	—	46,047	—	—	46,047
Investment Quality Bond	8,659	4,027	—	—	12,686
Municipal Bond	—	—	—	514	514
U.S. Government Money Market	1,175	—	—	—	1,175
Aggressive Balanced Allocation	8,359	6,565	—	—	14,924
Conservative Balanced Allocation	5,711	2,609	—	—	8,320
Moderate Balanced Allocation	2,713	14,800	—	—	17,513
Moderately Aggressive Balanced Allocation	4,569	7,208	—	—	11,777
Moderately Conservative Balanced Allocation	284	10,498	—	—	10,782

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2022 (Unaudited)(Continued)

The tax character of dividends paid during the period ended August 31, 2020 was as follows:

For fiscal year ended	Ordinary	Long-Term	Exempt	Return of
8/31/2020	Income	Capital Gains	Income	Capital	Total
Large Capitalization Value	$—	$—	$—	$—	$—
Large Capitalization Growth	—	4,230,956	—	81,227	4,312,183
Mid Capitalization	35,570	—	—	—	35,570
Small Capitalization	930	—	—	80	1,010
International Equity	191,876	—	—	—	191,876
Health & Biotechnology	—	574,676	—	—	574,676
Technology & Communications	—	2,296,441	—	—	2,296,441
Energy & Basic Materials	2,901	—	—	—	2,901
Financial Services	—	31,534	—	—	31,534
Investment Quality Bond	36,658	—	—	—	36,658
Municipal Bond	58	—	—	—	58
U.S. Government Money Market	13,586	—	—	—	13,586
Aggressive Balanced Allocation	16,903	10,215	—	—	27,118
Conservative Balanced Allocation	56,032	22,797	—	6,624	85,453
Moderate Balanced Allocation	25,097	14,052	—	—	39,149
Moderately Aggressive Balanced Allocation	13,403	779	—	—	14,182
Moderately Conservative Balanced Allocation	23,346	9,736	—	—	33,082

During the fiscal year ended August 31, 2021, permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions in excess, equalization, and net operating losses and short-term capital gains, tax adjustments for prior year tax returns, reclassification of Fund distributions, adjustments for nondeductible payments and foreign tax credit pass-through, resulted in reclassification for the tax year ended August 31, 2021 as follows:

	Paid	Distributable
	In	or Accumulated
	Capital	Earnings (Loss)
Large Capitalization Value	$354,369	$(354,369)
Large Capitalization Growth	248,982	(248,982)
Mid Capitalization	100,636	(100,636)
Small Capitalization	104,180	(104,180)
International Equity	14,943	(14,943)
Health & Biotechnology	92,472	(92,472)
Technology & Communications	184,630	(184,630)
Energy & Basic Materials	—	—
Financial Services	3,837	(3,837)
Investment Quality Bond	(36,718)	36,718
Municipal Bond	(773)	773
U.S. Government Money Market	—	—
Aggressive Balanced Allocation	—	—
Conservative Balanced Allocation	—	—
Moderate Balanced Allocation	—	—
Moderately Aggressive Balanced Allocation	—	—
Moderately Conservative Balanced Allocation	—	—

Net assets were unaffected by the above reclassifications.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2022 (Unaudited)(Continued)

As of each of the Portfolio’s tax year-ended August 31, 2021, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed		Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term		Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Large Capitalization Value	1,768,401	1,780,822	(91,781)	—	—	2,626,752	6,084,194
Large Capitalization Growth	1,648,261	2,147,202	(166,220)	—	—	10,678,773	14,308,016
Mid Capitalization	352,691	887,045	—	—	—	3,593,871	4,833,607
Small Capitalization	202,520	1,215,183	—	—	—	1,554,028	2,971,731
International Equity	16,061	—	—	(2,618,984)	—	922,193	(1,680,730)
Health & Biotechnology	53,205	401,680	—	—	—	4,268,143	4,723,028
Technology & Communications	—	7,486,091	(677,067)	—	—	44,872,824	51,681,848
Energy & Basic Materials	14,708	—	—	(1,182,323)	—	156,844	(1,010,771)
Financial Services	31,650	—	—	—	—	692,825	724,475
Investment Quality Bond	—	154,949	—	—	—	(11,720)	143,229
Municipal Bond	—	—	(7,133)	(12,330)	—	(41)	(19,504)
U.S. Government Money Market	57	—	—	—	(52)	—	5
Aggressive Balanced Allocation	—	60,047	—	—	—	147,428	207,475
Conservative Balanced Allocation	—	136,911	(12,605)	—	—	273,894	398,200
Moderate Balanced Allocation	—	78,096	—	—	—	239,850	317,946
Moderately Aggressive Balanced Allocation	116	44,166	—	—	—	134,786	179,068
Moderately Conservative Balanced Allocation	—	56,103	—	—	—	95,679	151,782

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open forward foreign currency contracts, futures and swap contracts, passive foreign investment companies and adjustments for partnerships, real estate investment trusts, perpetual bond securities, trust preferred securities, accrued dividends payable and dividends payable on foreign tax passthrough and C-Corporations adjustments. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gain/(loss) of $748 for the International Equity Portfolio and $(4) for the Energy & Basic Materials Portfolio.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2022 (Unaudited)(Continued)

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Portfolios below incurred and elected to defer such late year losses as follows:

Late Year
Losses
Large Capitalization Value	$91,781
Large Capitalization Growth	166,220
Mid Capitalization	—
Small Capitalization	—
International Equity	—
Health & Biotechnology	—
Technology & Communications	677,067
Energy & Basic Materials	—
Financial Services	—
Investment Quality Bond	—
Municipal Bond	7,134
U.S. Government Money Market	—
Aggressive Balanced Allocation	—
Conservative Balanced Allocation	12,605
Moderate Balanced Allocation	—
Moderately Aggressive Balanced Allocation	—
Moderately Conservative Balanced Allocation	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Portfolios below incurred and elected to defer such capital losses as follows:

Post October
Losses
Large Capitalization Value	$—
Large Capitalization Growth	—
Mid Capitalization	—
Small Capitalization	164,658
International Equity	92,465
Health & Biotechnology	—
Technology & Communications	—
Energy & Basic Materials	272,038
Financial Services	—
Investment Quality Bond	—
Municipal Bond	736
U.S. Government Money Market	—
Aggressive Balanced Allocation	—
Conservative Balanced Allocation	15,290
Moderate Balanced Allocation	—
Moderately Aggressive Balanced Allocation	—
Moderately Conservative Balanced Allocation	—

8.       UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Investment Quality Bond Portfolio will be directly affected by the performance of the Vanguard Ultra-Short-Term Bond Index Fund – Admiral Shares. The financial statements of the Vanguard Ultra-Short-Term Bond Index Fund – Admiral Shares, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 28, 2022, the percentage of net assets invested in the Vanguard Ultra-Short-Term Bond Fund – Admiral Class was 88.4%.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2022 (Unaudited)(Continued)

The performance of the Municipal Bond Portfolio will be directly affected by the performance of the JPMorgan Ultra-Short Municipal Fund - Class I. The financial statements of the JPMorgan Ultra-Short Municipal Fund - Class I, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 28, 2022, the percentage of net assets invested in the JPMorgan Ultra-Short Municipal Fund - Class I was 87.0%.

The performance of the Conservative Balanced Allocation Portfolio will be directly affected by the performance of the Vanguard Ultra-Short-Term Bond Fund – Admiral Class. The financial statements of the Vanguard Ultra-Short-Term Bond Fund, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 28, 2022, the percentage of net assets invested in the Vanguard Ultra-Short-Term Bond Fund was 30.6%.

The performance of the Moderately Conservative Balanced Allocation Portfolio will be directly affected by the performance of the Vanguard Ultra-Short- Term Bond Fund – Admiral Class. The financial statements of the Vanguard Ultra-Short- Term Bond Fund, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 28, 2022, the percentage of net assets invested in the Vanguard Ultra-Short-Term Bond Fund was 27.1%.

9.       BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of control of the Portfolio under Section 2(a)(9) of the 1940 Act. As of February 28, 2022, the below entities held more than 25% of the voting securities for each of the Funds listed.

			First
	UBS Wealth	Pershing,	National	Mid Atlantic Trust
	Management *	LLC *	Bank *	Company FBO *
Large Cap Value	—	—	44.31%	—
Large Cap Growth	—	—	27.49%	—
Mid Cap	—	—	42.26%	—
Small Cap	—	—	50.65%	—
International Equity	—	—	50.86%	—
Technology & Communications	25.36%	—	—	—
Energy & Basic Materials	—	—	52.82%	—
Financial Services	—	—	54.83%	—
Investment Quality Bond	—	—	61.90%	—
U.S. Government Money Market	—	—	59.40%	—
Aggressive Balanced Allocation	—	—	64.71%	32.65%
Conservative Balanced Allocation	—	26.42%	44.46%	27.01%
Moderate Balanced Allocation Portfolio	—	28.48%	39.95%	—
Moderately Aggressive Balanced Allocation	—	—	57.48%	40.93%
Moderately Conservative Balanced Allocation	—	—	54.47%	29.01%

*	Comprised of multiple investors and accounts

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2022 (Unaudited)(Continued)

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivative by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Funds’ use of derivatives.

In December 2020, the Securities and Exchange Commission (“SEC”) adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Large Capitalization Value Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$32.15		$22.32	$21.17	$22.78	$23.77	$20.85
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.19)		(0.17)	(0.03)	(0.01)	0.10	0.07
Net realized and unrealized gain (loss)	1.35		10.00	1.18	(0.21)	0.71	2.85
Total from investment operations	1.16		9.83	1.15	(0.22)	0.81	2.92
Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.07)	—	—
Distributions from realized gains	(6.29)		—	—	(1.32)	(0.78)	—
Distributions from return of capital	—		—	—	—	(1.02)	—
Total dividends and distributions	(6.29)		—	—	(1.39)	(1.80)	—
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$27.02		$32.15	$22.32	$21.17	$22.78	$23.77
Total Return*	3.81%		44.04%	5.43%	(0.14)%	3.58%	14.00%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$19,357		$19,033	$12,317	$13,358	$14,930	$17,247
Ratio of gross operating expenses to average net assets (2)	1.87	% (4)	1.33%	1.17%	1.14%	1.22%	1.24%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.26	)% (4)	(0.61)%	(0.15)%	-0.04%	0.45%	0.30%
Portfolio Turnover Rate	65	% (5)	108%	82%	87%	100%	65%

	Large Capitalization Growth Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$34.32		$28.60	$24.45	$31.61	$25.48	$26.87
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.20)		(0.16)	(0.03)	—	—	(0.01)
Net realized and unrealized gain (loss)	(1.63)		8.32	7.85	(1.76)	7.68	3.76
Total from investment operations	(1.83)		8.16	7.82	(1.76)	7.68	3.75
Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.25)
Distributions from realized gains	(6.82)		(2.44)	(3.67)	(5.40)	(1.55)	(4.89)
Total dividends and distributions	(6.82)		(2.44)	(3.67)	(5.40)	(1.55)	(5.14)
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$25.67		$34.32	$28.60	$24.45	$31.61	$25.48
Total Return*	(7.79)%		31.15%	35.93%	-4.37%	31.33%	17.04%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$24,015		$27,040	$28,236	$24,398	$29,936	$26,906
Ratio of gross operating expenses to average net assets (3)	1.90	% (4)	1.34%	1.12%	1.06%	1.14%	1.22%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.27	)% (4)	(0.54)%	(0.11)%	0.01%	0.00%	-0.04%
Portfolio Turnover Rate	22	% (5)	65%	74%	90%	74%	97%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Value Portfolio:

1.87	% (4)	1.33%	1.17%	1.14%	1.22%	1.24%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Growth Portfolio:

1.90	% (4)	1.34%	1.12%	1.06%	1.14%	1.22%

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Mid Capitalization Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$14.96		$11.60	$11.69	$13.48	$12.87	$12.96
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.05)		(0.03)	0.03	0.08	0.05	0.05
Net realized and unrealized gain (loss)	(0.15)		4.50	(0.07)	(0.65)	1.57	0.76
Total from investment operations	(0.20)		4.47	(0.04)	(0.57)	1.62	0.81
Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.04)	(0.05)	(0.07)	(0.06)	—
Distributions from realized gains	(1.87)		(1.07)	—	(1.15)	(0.95)	(0.90)
Total dividends and distributions	(1.91)		(1.11)	(0.05)	(1.22)	(1.01)	(0.90)
Redemption Fees	—		—	—	—	—	— **
Net Asset Value, End of Year/Period	$12.85		$14.96	$11.60	$11.69	$13.48	$12.87
Total Return*	(1.54)%		40.57%	(0.38)%	(3.13)%	13.17%	6.55%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$10,628		$10,919	$8,126	$8,859	$10,224	$10,306
Ratio of gross operating expenses to average net assets (2)	2.10	% (4)	1.64%	1.46%	1.29%	1.45%	1.61%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.70	)% (4)	(0.19)%	0.28%	0.66%	0.40%	0.40%
Portfolio Turnover Rate	18	% (5)	55%	53%	49%	39%	43%

	Small Capitalization Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$9.45		$6.43	$5.89	$8.10	$6.66	$5.70
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.05)		(0.05)	(0.03)	—	(0.01)	(0.05)
Net realized and unrealized gain (loss)	0.15		3.07	0.57	(1.30)	1.45	1.01
Total from investment operations	0.10		3.02	0.54	(1.30)	1.44	0.96
Dividends and Distributions:
Distributions from realized gains	(1.99)		—	—	(0.91)	—	—
Total dividends and distributions	(1.99)		—	—	(0.91)	—	—
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$7.55		$9.45	$6.43	$5.89	$8.10	$6.66
Total Return*	(0.02)%		46.97%	9.19%	(15.41)%	21.62%	16.84%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$6,605		$6,632	$5,362	$5,357	$7,331	$6,963
Ratio of gross operating expenses to average net assets (3)	2.21	% (4)	1.70%	1.68%	1.44%	1.55%	1.88%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.12	)% (4)	(0.61)%	(0.44)%	(0.04)%	(0.20)%	(0.81)%
Portfolio Turnover Rate	49	% (5)	103%	101%	90%	115%	127%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Mid Capitalization Portfolio:

2.10	% (4)	1.64%	1.46%	1.29%	1.45%	1.61%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Small Cap Portfolio:

2.21	% (4)	1.70%	1.68%	1.44%	1.55%	1.88%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	International Equity Portfolio - Class I Shares

	February 28,		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	2022		August 31,	August 31,		August 31,		August 31,	August 31,
	(Unaudited)		2021	2020		2019		2018	2017
Net Asset Value, Beginning of Year/Period	$12.11		$8.94	$8.95		$10.23		$11.64	$9.38
Income (Loss) from Investment Operations:
Net investment income (1)	(0.06)		0.07	0.10		0.19		0.11	—
Net realized and unrealized gain (loss)	(0.41)		3.28	0.08		(1.42)		(0.39)	1.19
Total from investment operations	(0.47)		3.35	0.18		(1.23)		(0.28)	1.19
Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.18)	(0.19)		(0.05)		— **	(0.06)
Total dividends and distributions	(0.05)		(0.18)	(0.19)		(0.05)		—	(0.06)
Redemption Fees	—		—	—		—		—	— **
Net Asset Value, End of Year/Period	$11.59		$12.11	$8.94		$8.95		$10.23	$10.51
Total Return*	(3.89)%		37.96%	1.80	% #	(12.02	)% #	(2.63)%	12.76%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$3,580		$4,421	$6,277		$8,320		$11,024	$4,570
Ratio of gross operating expenses to average net assets (2)	3.84	% (4)	2.47%	1.64%		1.61%		2.30%	2.96%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.98	)% (4)	0.63%	1.09%		2.00%		0.99%	0.01%
Portfolio Turnover Rate	16	% (5)	59%	52%		95%		130%	69%

	Health & Biotechnology Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	2022		August 31,	August 31,		August 31,		August 31,	August 31,
	(Unaudited)		2021	2020		2019		2018	2017
Net Asset Value, Beginning of Year/Period	$25.10		$23.02	$21.14		$27.51		$27.43	$31.47
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.15)		(0.16)	0.01		(0.01)		(0.05)	(0.09)
Net realized and unrealized gain (loss)	(1.23)		4.82	2.78		(2.30)		2.34	1.18
Total from investment operations	(1.38)		4.66	2.79		(2.31)		2.29	1.09
Dividends and Distributions:
Distributions from realized gains	(0.79)		(2.58)	(0.91)		(4.06)		(4.23)	(3.11)
Total dividends and distributions	(0.79)		(2.58)	(0.91)		(4.06)		(4.23)	(3.11)
Redemption Fees	—		—	—		—		—	—
Net Asset Value, End of Year/Period	$22.93		$25.10	$23.02		$21.14		$27.51	$29.45
Total Return*	(5.56)%		22.43%	13.22%		(9.16)%		8.88%	4.43%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$6,707		$7,560	$6,741		$6,927		$9,436	$10,246
Ratio of gross operating expenses to average net assets (3)	2.60	% (4)	2.14%	1.91%		1.82%		1.90%	1.93%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.28	)% (4)	(0.69)%	0.05%		(0.02)%		(0.20)%	(0.29)%
Portfolio Turnover Rate	4	% (5)	19%	21%		32%		13%	12%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the International Equity Portfolio:

2.90% (4)	2.32%	1.25%	1.25%	1.92%	2.90%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Health & Biotechnology Portfolio:

2.60% (4)	2.14%	1.91%	1.82%	1.90%	1.93%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Technology & Communications Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$34.72		$31.63	$24.28	$24.86	$23.26	$18.08
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.10)		(0.37)	(0.11)	0.03	(0.11)	(0.08)
Net realized and unrealized gain	(4.14)		7.10	8.43	0.27	5.89	4.17
Total from investment operations	(4.24)		6.73	8.32	0.30	5.78	4.09
Dividends and Distributions:
Distributions from realized gains	(3.64)		(3.64)	(0.97)	(0.88)	(1.59)	(1.50)
Total dividends and distributions	(3.64)		(3.64)	(0.97)	(0.88)	(1.59)	(1.50)
Redemption Fees	—		—	—	—	—	— **
Net Asset Value, End of Year/Period	$26.84		$34.72	$31.63	$24.28	$24.86	$20.67
Total Return*	-13.48%		23.89%	35.28%	1.70%	29.38%	23.97%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$28,925		$35,680	$32,790	$28,695	$29,894	$25,550
Ratio of gross operating expenses to average net assets (2)	2.53	% (4)	1.99%	1.68%	1.68%	1.75%	1.80%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.66	)% (4)	(1.20)%	(0.42)%	0.11%	(0.50)%	(0.44)%
Portfolio Turnover Rate	0	% (5)	10%	10%	2%	1%	16%

	Energy & Basic Materials Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$10.75		$8.24	$10.11	$14.44	$12.15	$11.46
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.07		0.14	0.14	0.04	(0.07)	(0.02)
Net realized and unrealized gain (loss)	1.92		2.54	(2.01)	(4.37)	2.36	0.71
Total from investment operations	1.99		2.68	(1.87)	(4.33)	2.29	0.69
Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.17)			—	—
Total dividends and distributions	(0.12)		(0.17)	—	—	—	—
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$12.62		$10.75	$8.24	$10.11	$14.44	$12.15
Total Return*	18.62%		32.86%	(18.50)%	(29.99)%	18.85%	6.02%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,678		$1,107	$942	$976	$1,783	$1,452
Ratio of gross operating expenses to average net assets (3)	4.21	% (4)	4.07%	3.65%	3.07%	3.51%	3.46%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	1.29	% (4)	1.37%	1.57%	0.35%	(0.53)%	(0.18)%
Portfolio Turnover Rate	14	% (5)	81%	63%	45%	61%	54%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Technology & Communications Portfolio:

2.53% (4)	1.99%	1.68%	1.68%	1.75%	1.80%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Energy & Basic Materials Portfolio:

3.00% (4)	3.00%	3.00%	3.00%	3.00%	3.00%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Financial Services Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$11.72		$7.89	$8.92	$12.02	$12.23	$8.89
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.03)		(0.03)	(0.06)	(0.07)	(0.15)	(0.11)
Gain from trade error	—		—	—	—	—	0.14
Net realized and unrealized gain (loss)	0.04		4.20	(0.76)	(1.35)	1.61	1.64
Total from investment operations	0.01		4.17	(0.82)	(1.42)	1.46	1.67
Dividends and Distributions:
Distributions from realized gains	(0.51)		(0.34)	(0.21)	(1.68)	—	—
Total dividends and distributions	(0.51)		(0.34)	(0.21)	(1.68)	—	—
Redemption Fees	—		—	—	—	—	—	**
Net Asset Value, End of Year/Period	$11.22		$11.72	$7.89	$8.92	$12.02	$10.56
Total Return*	0.06%		54.37%	(9.60)%	(10.93)%	13.83%	18.79	% +
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,562		$1,366	$944	$1,136	$1,411	$1,736
Ratio of gross operating expenses to average net assets (2)	3.52	% (5)	3.41%	3.51%	3.41%	3.42%	3.51%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.59	)% (5)	(0.34)%	(0.66)%	(0.73)%	(1.29)%	(1.15)%
Portfolio Turnover Rate	14	% (6)	59%	71%	67%	52%	55%

	Investment Quality Bond Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$9.68		$9.79	$9.56	$9.31	$9.45	$9.69
Income (Loss) from Investment Operations:
Net investment income (1)	(0.06)		(0.06)	0.07	0.11	0.08	0.09
Net realized and unrealized gain (loss)	(0.12)		(0.03)	0.24	0.27	(0.21)	(0.09)
Total from investment operations	(0.18)		(0.09)	0.31	0.38	(0.13)	—
Dividends and Distributions:
Dividends from net investment income	—		(0.02)	(0.08)	(0.13)	(0.06)	(0.08)
Distributions from realized gains	(0.12)		—	—	—	(0.07)	(0.04)
Total dividends and distributions	(0.12)		(0.02)	(0.08)	(0.13)	(0.13)	(0.12)
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$9.38		$9.68	$9.79	$9.56	$9.31	$9.57
Total Return*	(1.82)%		(0.87)%	3.24%	4.14%	(1.34)%	0.00%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$11,736		$12,020	$4,345	$4,243	$4,935	$6,420
Ratio of gross operating expenses to average net assets (3),(4)	1.94	% (5)	1.45%	1.37%	1.27%	1.54%	1.46%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	(1.36	)% (5)	(0.61)%	0.71%	1.18%	0.87%	0.91%
Portfolio Turnover Rate	0	% (6)	62%	23%	11%	112%	15%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Financial Services Portfolio:

3.00% (5)	3.01%	3.00%	3.00%	3.00%	3.00%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Investment Quality Bond Portfolio:

1.90% (5)	1.45%	1.37%	1.27%	1.23%	1.35%

(4)	Does not include the expenses of funds in which the Fund invests.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

+	Includes a reimbursement from the Advisor for a trading error without this transaction the total return would have been 17.21%.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Municipal Bond Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2022		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Year/Period	$9.01		$9.08		$9.02		$8.95		$9.24		$9.82
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.07)		(0.09)		0.00		0.01		0.05		0.05
Net realized and unrealized gain (loss)	(0.08)		0.03		0.07		0.07		(0.29)		(0.20)
Total from investment operations	(0.15)		(0.06)		0.07		0.08		(0.24)		(0.15)
Dividends and Distributions:
Dividends from net investment income	—		—		(0.01)		(0.01)		(0.05)		(0.05)
Distributions from realized gains	—		—		—		—		—		(0.38)
Return of Capital	—		(0.01)		—		—		—		—
Total dividends and distributions	—		(0.01)		(0.01)		(0.01)		(0.05)		(0.43)
Net Asset Value, End of Year/Period	$8.86		$9.01		$9.08		$9.02		$8.95		$9.24
Total Return*	(1.66	)% #	(0.70	)% #	0.77	% #	0.88	% #	(2.66)%		(1.35)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$761		$770		$507		$557		$589		$660
Ratio of gross operating expenses to average net assets (2),(4)	3.31	% (5)	2.78%		2.35%		2.91%		3.79%		3.59%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	(1.60	)% (5)	(0.96)%		0.04%		0.11%		0.46%		0.59%
Portfolio Turnover Rate	0	% (6)	82%		22%		2%		104%		48%

	U.S. Government Money Market Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2022		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Year/Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.00	**	0.00	**	0.00	**	0.01		0.00	**	0.00	**
Net realized and unrealized gain (loss)	—		—		—		—		—		—
Total from investment operations	0.00	**	0.00	**	0.00	**	0.01		0.00	**	0.00	**
Dividends and Distributions:
Dividends from net investment income	(0.00	) **	(0.00	) **	(0.00	) **	(0.01)		(0.00	) **	(0.00	) **
Distributions from realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.00	) **	(0.00	) **	(0.00	) **	(0.01)		(0.00	) **	(0.00	) **
Net Asset Value, End of Year/Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return*	0.00%		0.02%		0.00%		1.09%		0.29%		0.01%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$5,179		$5,488		$5,213		$5,992		$7,656		$9,645
Ratio of gross operating expenses to average net assets (3),(4)	3.31	% (5)	1.07%		1.18%		1.24%		1.17%		1.01%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	0.01	% (5)	0.01%		0.28%		1.09%		0.29%		0.02%
Portfolio Turnover Rate	N/A	(6)	N/A		N/A		N/A		N/A		N/A

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Municipal Bond Portfolio:

1.90% (5)	1.52%	1.64%	1.41%	1.27%	1.59%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the U.S. Government Money Market Portfolio:

0.02% (5)	0.02%	0.68%	1.24%	1.16%	0.60%

(4)	Does not include the expenses of funds in which the Fund invests.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Aggressive Balanced Allocation Portfolio - Class I Shares

							For the Period
	Six Months Ended						December 29,
	February 28,		Year Ended	Year Ended	Year Ended		2017 (1) to
	2022		August 31,	August 31,	August 31,		August 31,
	(Unaudited)		2021	2020	2019		2018
Net Asset Value, Beginning of Year/Period	$12.53		$10.42	$9.94	$10.43		$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.03		0.40	0.25	0.24		0.04
Net realized and unrealized gain (loss)	(0.33)		1.91	0.62	(0.45)		0.39
Total from investment operations	(0.30)		2.31	0.87	(0.21)		0.43
Dividends and Distributions:
Dividends from net investment income	(0.37)		(0.12)	(0.28)	(0.27)		—
Distributions from realized gains	(0.75)		(0.08)	(0.11)	(0.01)		—
Total dividends and distributions	(1.12)		(0.20)	(0.39)	(0.28)		—
Net Asset Value, End of Year/Period	$11.11		$12.53	$10.42	$9.94		$10.43
Total Return*	(2.65)%		22.46%	8.76%	(1.81)%		4.30%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$816		$842	$666	$595		$607
Ratio of gross operating expenses to average net assets (4)	2.47	% (3)	2.39%	2.01%	3.01%		3.07	% (3)
Ratio of net operating expenses to average net assets (4)	0.99	% (3)	0.93%	0.79%	0.60%		0.35	% (3)
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	5.74	% (3)	3.44%	2.53%	2.47%		0.64	% (3)
Portfolio Turnover Rate	7	% (5)	54%	3%	56%		8	% (5)

	Conservative Balanced Allocation Portfolio - Class I Shares

							For the Period
	Six Months Ended						December 29,
	February 28,		Year Ended	Year Ended	Year Ended		2017 (1) to
	2022		August 31,	August 31,	August 31,		August 31,
	(Unaudited)		2021	2020	2019		2018
Net Asset Value, Beginning of Year/Period	$12.00		$10.58	$10.20	$10.33		$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.31		(0.02)	0.23	0.23		0.06
Net realized and unrealized gain (loss)	(0.51)		1.49	0.52	(0.16)		0.27
Total from investment operations	(0.20)		1.47	0.75	0.07		0.33
Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.05)	(0.24)	(0.20)		—
Distributions from realized gains	(0.59)		—	(0.10)	(0.00	) **	—
Distributions from return of capital	—		—	(0.03)	—		—
Total dividends and distributions	(0.88)		(0.05)	(0.37)	(0.20)		—
Net Asset Value, End of Year/Period	$10.92		$12.00	$10.58	$10.20		$10.33
Total Return*	(1.80)%		13.94%	7.45%	0.84%		3.30%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$2,027		$2,050	$1,656	$1,602		$937
Ratio of gross operating expenses to average net assets (4)	2.21	% (3)	1.95%	1.60%	1.77%		2.59	% (3)
Ratio of net operating expenses to average net assets (4)	0.99	% (3)	0.93%	0.79%	0.70%		0.49	% (3)
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	5.42	% (3)	(0.22)%	2.28%	2.32%		0.83	% (3)
Portfolio Turnover Rate	7	% (5)	71%	12%	31%		4	% (5)

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Does not include the expenses of funds in which the Fund invests.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Moderate Balanced Allocation Portfolio - Class I Shares

							For the Period
	Six Months Ended						December 29,
	February 28,		Year Ended	Year Ended	Year Ended		2017 (1) to
	2022		August 31,	August 31,	August 31,		August 31,
	(Unaudited)		2021	2020	2019		2018
Net Asset Value, Beginning of Year/Period	$12.55		$10.69	$10.15	$10.43		$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.35		(0.01)	0.22	0.28		0.05
Net realized and unrealized gain (loss)	(0.59)		2.02	0.67	(0.28)		0.38
Total from investment operations	(0.24)		2.01	0.89	(0.00)		0.43
Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.08)	(0.24)	(0.28)		—
Distributions from realized gains	(0.61)		(0.07)	(0.11)	(0.00	) **	—
Total dividends and distributions	(0.95)		(0.15)	(0.35)	(0.28)		—
Net Asset Value, End of Year/Period	$11.36		$12.55	$10.69	$10.15		$10.43
Total Return*	(2.10)%		19.01%	8.93%	0.31%		4.30%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,174		$1,187	$967	$743		$588
Ratio of gross operating expenses to average net assets (4)	2.31	% (3)	2.11%	1.70%	2.12%		2.87	% (3)
Ratio of net operating expenses to average net assets (4)	0.99	% (3)	0.93%	0.79%	0.63%		0.36	% (3)
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	5.88	% (3)	(0.09)%	2.19%	2.79%		0.73	% (3)
Portfolio Turnover Rate	6	% (5)	52%	8%	35%		7	% (5)

	Moderately Aggressive Balanced Allocation Portfolio - Class I Shares

							For the Period
	Six Months Ended						December 29,
	February 28,		Year Ended	Year Ended	Year Ended		2017 (1) to
	2022		August 31,	August 31,	August 31,		August 31,
	(Unaudited)		2021	2020	2019		2018
Net Asset Value, Beginning of Year/Period	$12.44		$10.48	$9.93	$10.35		$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.35		(0.00)	0.22	0.28		0.03
Net realized and unrealized gain (loss)	(1.38)		2.14	0.59	(0.43)		0.32
Total from investment operations	(1.03)		2.14	0.81	(0.15)		0.35
Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.08)	(0.25)	(0.27)		—
Distributions from realized gains	(0.10)		(0.10)	(0.01)	—		—
Total dividends and distributions	(0.18)		(0.18)	(0.26)	(0.27)		—
Net Asset Value, End of Year/Period	$11.22		$12.44	$10.48	$9.93		$10.35
Total Return*	(2.36)%		20.70%	8.14%	(1.18)%		3.50%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$683		$693	$568	$380		$397
Ratio of gross operating expenses to average net assets (4)	2.34	% (3)	2.50%	2.08%	2.62%		3.12	% (3)
Ratio of net operating expenses to average net assets (4)	0.99	% (3)	0.93%	0.79%	0.65%		0.32	% (3)
Ratio of net investment income after expenses reimbursement/recoupment to average net assets (4)	5.73	% (3)	0.03%	2.20%	2.84%		0.51	% (3)
Portfolio Turnover Rate	6	% (5)	48%	8%	69%		0	% (5)

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Does not include the expenses of funds in which the Fund invests.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout the year/period)

	Moderately Conservative Balanced Allocation Portfolio - Class I Shares

						For the Period
	Six Months Ended					December 29,
	February 28,		Year Ended	Year Ended	Year Ended	2017 (1) to
	2022		August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2021	2020	2019	2018
Net Asset Value, Beginning of Year/Period	$11.98		$10.36	$9.94	$10.25	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.32		(0.01)	0.24	0.26	0.04
Net realized and unrealized gain (loss)	(0.87)		1.78	0.53	(0.31)	0.21
Total from investment operations	(0.55)		1.77	0.77	(0.05)	0.25
Dividends and Distributions:
Dividends from net investment income	(0.36)		(0.01)	(0.26)	(0.26)	—
Distributions from realized gains	(0.59)		(0.14)	(0.09)	—	—
Total dividends and distributions	(0.95)		(0.15)	(0.35)	(0.26)	—
Net asset, end of year/period	$10.48		$11.98	$10.36	$9.94	$10.25
Total Return *	(2.25)%		17.26%	7.84%	(0.19)%	2.50%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$581		$618	$836	$741	$743
Ratio of gross operating expenses to average net assets (4)	2.56	% (3)	2.34%	1.85%	2.30%	2.37	% (3)
Ratio of net operating expenses to average net assets (4)	0.99	% (3)	0.92%	0.79%	0.67%	0.41	% (3)
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	5.60	% (3)	(0.07)%	2.46%	2.67%	0.58	% (3)
Portfolio Turnover Rate	9	% (5)	74%	11%	57%	0	% (5)

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Does not include the expenses of funds in which the Fund invests.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from September 1, 2021, through February 28, 2022.

Actual Expenses: The first table provides information about actual account values and actual expenses. The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period. Simply divide account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
	Value - 9/1/2021	Value - 2/28/2022	9/1/2021 - 2/28/2022*	[Annualized]
Actual Expenses - Table 2:
Large Capitalization Value – Class I	$1,000.00	$1,131.20	$9.89	1.87%
Large Capitalization Value – Class A	1,000.00	1,128.80	11.99	2.27%
Large Capitalization Value – Class C	1,000.00	1,125.20	15.14	2.87%
Large Capitalization Growth – Class I	1,000.00	1,232.80	10.50	1.90%
Large Capitalization Growth – Class A	1,000.00	1,230.50	3.45	0.62%
Large Capitalization Growth – Class C	1,000.00	1,226.90	16.00	2.90%
Mid Capitalization – Class I	1,000.00	984.60	10.36	2.10%
Mid Capitalization – Class A	1,000.00	983.30	12.32	2.50%
Mid Capitalization – Class C	1,000.00	980.40	15.25	3.11%
Small Capitalization – Class I	1,000.00	999.80	10.95	2.21%
Small Capitalization – Class A	1,000.00	998.60	12.92	2.61%
Small Capitalization – Class C	1,000.00	995.00	16.08	3.25%
International Equity – Class I	1,000.00	961.10	14.10	2.90%
International Equity – Class A	1,000.00	960.50	16.04	3.30%
International Equity – Class C	1,000.00	957.40	18.93	3.90%
Health & Biotechnology – Class I	1,000.00	944.40	12.52	2.60%
Health & Biotechnology – Class A	1,000.00	942.50	14.44	3.00%
Health & Biotechnology – Class C	1,000.00	939.30	17.30	3.60%
Technology & Communications – Class I	1,000.00	865.20	11.69	2.53%
Technology & Communications – Class A	1,000.00	863.80	13.54	2.93%
Technology & Communications – Class C	1,000.00	861.00	16.28	3.53%
Energy & Basic Materials – Class I	1,000.00	1,186.20	16.26	3.00%
Energy & Basic Materials – Class A	1,000.00	1,183.90	18.41	3.40%
Energy & Basic Materials – Class C	1,000.00	1,179.10	21.61	4.00%
Financial Services – Class I	1,000.00	1,000.60	14.88	3.00%
Financial Services – Class A	1,000.00	999.70	16.86	3.40%
Financial Services – Class C	1,000.00	1,011.10	19.95	4.00%
Investment Quality Bond – Class I	1,000.00	981.80	9.34	1.90%
Investment Quality Bond – Class A	1,000.00	980.60	11.29	2.30%
Investment Quality Bond – Class C	1,000.00	977.30	14.22	2.90%
Municipal Bond – Class I	1,000.00	998.60	9.42	1.90%
Municipal Bond – Class A	1,000.00	977.70	11.28	2.30%
Municipal Bond – Class C	1,000.00	983.40	14.26	2.90%
U.S. Government Money Market – Class I	1,000.00	1,000.20	0.09	0.02%
U.S. Government Money Market – Class A	1,000.00	1,000.10	0.09	0.02%
U.S. Government Money Market – Class C	1,000.00	1,000.20	0.09	0.02%

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
	Value -9/1/2021	Value - 2/28/2022	9/1/2021 - 2/28/2022*	[Annualized]
Actual Expenses - Table 2: (Continued)
Aggressive Balanced Allocation - Class I	1,000.00	1,090.40	5.14	0.99%
Aggressive Balanced Allocation - Class A	1,000.00	1,094.70	6.45	1.24%
Aggressive Balanced Allocation - Class C	1,000.00	1,095.30	10.31	1.99%
Conservative Balanced Allocation - Class I	1,000.00	1,066.70	5.07	0.99%
Conservative Balanced Allocation - Class A	1,000.00	1,064.90	6.35	1.24%
Conservative Balanced Allocation - Class C	1,000.00	1,060.90	10.17	1.99%
Moderate Aggressive Balanced Allocation - Class I	1,000.00	1,088.40	5.13	0.99%
Moderate Aggressive Balanced Allocation - Class A	1,000.00	1,086.70	6.42	1.24%
Moderate Aggressive Balanced Allocation - Class C	1,000.00	1,082.60	10.28	1.99%
Moderate Balanced Allocation - Class I	1,000.00	1,085.60	5.12	0.99%
Moderate Balanced Allocation - Class A	1,000.00	1,083.90	6.41	1.24%
Moderate Balanced Allocation - Class C	1,000.00	1,080.90	10.27	1.99%
Moderate Conservative Balanced Allocation - Class I	1,000.00	1,073.50	5.09	0.99%
Moderate Conservative Balanced Allocation - Class A	1,000.00	1,073.50	11.26	2.19%
Moderate Conservative Balanced Allocation - Class C	1,000.00	1,068.00	10.20	1.99%

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Hypothetical Examples for Comparison Purposes: The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in the fund and other mutual funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
Hypothetical	Value - 9/1/2021	Value - 2/28/2022	9/1/2021 - 2/28/2022*	[Annualized]
[5% Return Before Expenses] - Table 2:
Large Capitalization Value – Class I	$1,000.00	$1,015.51	$9.36	1.87%
Large Capitalization Value – Class A	1,000.00	1,013.53	11.34	2.27%
Large Capitalization Value – Class C	1,000.00	1,010.55	14.32	2.87%
Large Capitalization Growth – Class I	1,000.00	1,015.39	9.47	1.90%
Large Capitalization Growth – Class A	1,000.00	1,021.71	3.12	0.62%
Large Capitalization Growth – Class C	1,000.00	1,010.43	14.44	2.90%
Mid Capitalization – Class I	1,000.00	1,014.36	10.51	2.10%
Mid Capitalization – Class A	1,000.00	1,012.37	12.50	2.50%
Mid Capitalization – Class C	1,000.00	1,009.39	15.47	3.11%
Small Capitalization – Class I	1,000.00	1,013.84	11.03	2.21%
Small Capitalization – Class A	1,000.00	1,011.86	13.01	2.61%
Small Capitalization – Class C	1,000.00	1,008.67	16.19	3.25%
International Equity – Class I	1,000.00	1,010.41	14.46	2.90%
International Equity – Class A	1,000.00	1,008.43	16.43	3.30%
International Equity – Class C	1,000.00	1,005.45	19.39	3.90%
Health & Biotechnology – Class I	1,000.00	1,011.92	12.95	2.60%
Health & Biotechnology – Class A	1,000.00	1,009.93	14.94	3.00%
Health & Biotechnology – Class C	1,000.00	1,006.95	17.90	3.60%
Technology & Communications – Class I	1,000.00	1,012.26	12.61	2.53%
Technology & Communications – Class A	1,000.00	1,010.27	14.60	2.93%
Technology & Communications – Class C	1,000.00	1,007.30	17.56	3.53%
Energy & Basic Materials – Class I	1,000.00	1,009.92	14.95	3.00%
Energy & Basic Materials – Class A	1,000.00	1,007.93	16.93	3.40%
Energy & Basic Materials – Class C	1,000.00	1,004.96	19.88	4.00%
Financial Services – Class I	1,000.00	1,009.92	14.95	3.00%
Financial Services – Class A	1,000.00	1,007.93	16.93	3.40%
Financial Services – Class C	1,000.00	1,004.96	19.88	4.00%
Investment Quality Bond – Class I	1,000.00	1,015.37	9.49	1.90%
Investment Quality Bond – Class A	1,000.00	1,013.39	11.48	2.30%
Investment Quality Bond – Class C	1,000.00	1,010.41	14.46	2.90%
Municipal Bond – Class I	1,000.00	1,015.37	9.49	1.90%
Municipal Bond – Class A	1,000.00	1,013.39	11.48	2.30%
Municipal Bond – Class C	1,000.00	1,010.41	14.46	2.90%
U.S. Government Money Market – Class I	1,000.00	1,024.71	0.09	0.02%
U.S. Government Money Market – Class A	1,000.00	1,024.70	0.09	0.02%
U.S. Government Money Market – Class C	1,000.00	1,024.71	0.09	0.02%

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
Hypothetical	Value - 9/1/2021	Value - 2/28/2022	9/1/2021 - 2/28/2022*	[Annualized]
[5% Return Before Expenses] - Table 2:
Aggressive Balanced Allocation - Class I	1,000.00	1,014.93	4.96	0.99%
Aggressive Balanced Allocation - Class A	1,000.00	1,018.64	6.21	1.24%
Aggressive Balanced Allocation - Class C	1,000.00	1,019.89	9.94	1.99%
Conservative Balanced Allocation - Class I	1,000.00	1,019.89	4.96	0.99%
Conservative Balanced Allocation - Class A	1,000.00	1,018.65	6.21	1.24%
Conservative Balanced Allocation - Class C	1,000.00	1,014.93	9.94	1.99%
Moderate Aggressive Balanced Allocation - Class I	1,000.00	1,019.89	4.96	0.99%
Moderate Aggressive Balanced Allocation - Class A	1,000.00	1,018.65	6.21	1.24%
Moderate Aggressive Balanced Allocation - Class C	1,000.00	1,014.93	9.94	1.99%
Moderate Balanced Allocation - Class I	1,000.00	1,019.89	4.96	0.99%
Moderate Balanced Allocation - Class A	1,000.00	1,018.65	6.21	1.24%
Moderate Balanced Allocation - Class C	1,000.00	1,014.93	9.94	1.99%
Moderate Conservative Balanced Allocation - Class I	1,000.00	1,019.89	4.96	0.99%
Moderate Conservative Balanced Allocation - Class A	1,000.00	1,013.93	10.94	2.19%
Moderate Conservative Balanced Allocation - Class C	1,000.00	1,014.93	9.94	1.99%

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the days in reporting period).

Rev July 2011

FACTS	WHAT DOES THE SARATOGA ADVANTAGE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and wire transfer instructions

● account transactions and transaction history

● investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Saratoga Advantage Trust (“The Trust”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do The Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-807-FUND

Who we are
Who is providing this notice?	The Saratoga Advantage Trust
What we do
How does The Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How does The Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek information about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for non-affiliates to market to you

●    State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include financial companies such as Saratoga Capital Management.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Trust does not share your personal information with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Trust does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Saratoga-SA22

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of February 28, 2022, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Saratoga Advantage Trust

By (Signature and Title)

* /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 5/9/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Jonathan W. Ventimiglia

Jonathan W. Ventimiglia, Vice President, Assistant Secretary, Treasurer and Chief Financial Officer

Date 5/9/22

By (Signature and Title)

* /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 5/9/22

* Print the name and title of each signing officer under his or her signature.